AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the “Account”) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 10, 2023

We have served as the Account’s auditor since 1987.

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AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2022

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
686,884.437 shares at $23.56 per share (cost $15,149,726)	$16,182,997
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
75,434.075 shares at $23.38 per share (cost $1,682,635)	1,763,649
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
409,209.415 shares at $22.71 per share (cost $9,019,110)	9,293,146
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
288,583.526 shares at $71.51 per share (cost $17,623,736)	20,636,608
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
32,359.370 shares at $70.98 per share (cost $2,062,968)	2,296,868
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
88,976.376 shares at $69.27 per share (cost $6,311,316)	6,163,394
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
617,235.190 shares at $4.41 per share (cost $3,197,906)	2,722,007
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
109,271.023 shares at $4.37 per share (cost $579,982)	477,514
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
9,127,174.821 shares at $4.21 per share (cost $48,484,643)	38,425,406
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
158,959.725 shares at $21.70 per share (cost $2,986,021)	3,449,426
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
21,084.042 shares at $21.58 per share (cost $413,419)	454,994
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
335,788.932 shares at $21.44 per share (cost $6,816,003)	7,199,315
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
425,718.592 shares at $14.32 per share (cost $6,524,667)	6,096,290
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
68,206.538 shares at $14.16 per share (cost $1,032,775)	965,805
Fidelity(R) VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
105,805.061 shares at $13.88 per share (cost $1,574,670)	1,468,574
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
417,816.780 shares at $10.80 per share (cost $5,378,627)	4,512,421
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
5,978,299.403 shares at $10.47 per share (cost $75,112,245)	62,592,795
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
434,330.850 shares at $37.88 per share (cost $13,748,259)	16,452,453
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
103,179.876 shares at $37.63 per share (cost $3,349,351)	3,882,659

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2022

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
679,301.075 shares at $36.54 per share (cost $22,310,693)	$24,821,661
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
53,123.942 shares at $18.72 per share (cost $854,621)	994,480
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,737.993 shares at $18.54 per share (cost $106,218)	124,922
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
27,230.053 shares at $18.39 per share (cost $505,189)	500,761
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
118,703.971 shares at $31.20 per share (cost $4,025,033)	3,703,564
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
14,659,741.310 shares at $1.00 per share (cost $14,659,741)	14,659,741
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
2,710,445.010 shares at $1.00 per share (cost $2,710,445)	2,710,445
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
20,113.805 shares at $369.70 per share (cost $5,724,039)	7,436,074
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
46,520.498 shares at $9.90 per share (cost $530,247)	460,553
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
340,033.028 shares at $16.40 per share (cost $4,876,067)	5,576,542
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
761,202.315 shares at $36.32 per share (cost $21,906,709)	27,646,868
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
556,269.497 shares at $11.31 per share (cost $9,751,450)	6,291,408
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
232,973.951 shares at $22.49 per share (cost $5,462,226)	5,239,584
MFS(R) Growth Series Portfolio, Service Class (Growth SC) -
14,570.622 shares at $44.74 per share (cost $805,004)	651,890
MFS(R) New Discovery Series Portfolio, Service Class (New Discovery SC) -
77,584.907 shares at $8.84 per share (cost $1,229,556)	685,851
MFS(R) Utilities Series Portfolio, Service Class (Utilities SC) -
58,981.486 shares at $35.57 per share (cost $1,898,252)	2,097,971
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
309,181.819 shares at $8.08 per share (cost $3,031,530)	2,498,189
MFS(R) Research International Portfolio, Initial Class (Research) -
1,674,648.991 shares at $15.10 per share (cost $25,948,539)	25,287,200

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2022

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS(R) Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class
(Blended Core SC) -	$107,601
2,298.184 shares at $46.82 per share (cost $126,106)
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
49,260.272 shares at $8.94 per share (cost $542,149)	440,387
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
8,495.275 shares at $10.55 per share (cost $107,021)	89,625
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
36,934.400 shares at $9.38 per share (cost $447,014)	346,445
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
72,502.506 shares at $10.46 per share (cost $889,947)	758,376
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
37,471.430 shares at $9.17 per share (cost $414,693)	343,613
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class
(Blended Small Cap SC) -	237,504
28,477.640 shares at $8.34 per share (cost $313,014)
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
3,691.377 shares at $12.78 per share (cost $58,503)	47,176
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
2,320.610 shares at $15.33 per share (cost $43,026)	35,575
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,561,197.886 shares at $11.92 per share (cost $22,280,712)	18,609,479
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
151,600.734 shares at $7.64 per share (cost $1,513,015)	1,158,230
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
3,638,269.860 shares at $12.98 per share (cost $63,047,269)	47,224,743
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
10,358.746 shares at $7.57 per share (cost $93,576)	78,416
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II (Core Plus Fixed II) -
31,709.632 shares at $8.59 per share (cost $347,384)	272,386
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,602,517.285 shares at $2.07 per share (cost $5,383,428)	5,387,211
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
75,494.517 shares at $22.86 per share (cost $2,136,510)	1,725,805
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
159,683.313 shares at $2.06 per share (cost $363,685)	328,948

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2022

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
5,430,584.654 shares at $7.17 per share (cost $47,759,304)	$38,937,292
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
381,855.157 shares at $21.15 per share (cost $7,431,117)	8,076,237
American Century VP Disciplined Core Value Fund Portfolio, Class II (Inc. & Growth II) -
140,143.865 shares at $7.18 per share (cost $1,290,887)	1,006,233
AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
261,980.639 shares at $28.94 per share (cost $8,536,179)	7,581,720
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
176,399.218 shares at $13.04 per share (cost $2,692,538)	2,300,246
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
328,195.386 shares at $8.00 per share (cost $3,319,792)	2,625,563
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I
(Discovery Mid Cap) -
41,637.089 shares at $55.51 per share (cost $3,122,007)	2,311,275
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
17,968.512 shares at $24.75 per share (cost $466,989)	444,721
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
12,552.544 shares at $15.48 per share (cost $212,780)	194,313
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
42,146.096 shares at $12.72 per share (cost $667,892)	536,098
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
482,304.022 shares at $109.06 per share (cost $42,360,768)	52,600,077
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
423,174.480 shares at $69.08 per share (cost $30,163,076)	29,232,893
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
412,118.285 shares at $93.02 per share (cost $23,190,531)	38,335,243
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
480,188.764 shares at $83.54 per share (cost $36,423,630)	40,114,969
Calvert VP S&P 500 Index Portfolio (S&P 500) -
893,545.102 shares at $146.75 per share (cost $105,636,238)	131,127,744
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,452,318.530 shares at $47.25 per share (cost $79,752,842)	68,622,051
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
5,284,369.589 shares at $19.67 per share (cost $90,000,507)	103,943,550

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2022

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Products, Inc. (Summit), continued:
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
3,147,407.559 shares at $18.33 per share (cost $52,747,438)	$57,691,981
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
3,885,497.411 shares at $17.03 per share (cost $63,606,157)	66,170,021
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
369,075.075 shares at $21.16 per share (cost $6,284,277)	7,809,629
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
152,330.129 shares at $16.36 per share (cost $2,760,674)	2,492,121
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
45,620.479 shares at $17.26 per share (cost $832,251)	787,409
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
129,217.491 shares at $12.73 per share (cost $1,743,485)	1,644,939
DWS International Growth VIP Portfolio, Class A (Thematic) -
31,740.167 shares at $13.12 per share (cost $429,897)	416,431
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
3,348.953 shares at $12.98 per share (cost $43,871)	43,469
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
55,464.805 shares at $15.20 per share (cost $937,508)	843,065
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
9,064.353 shares at $18.39 per share (cost $185,838)	166,693
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
24,964.193 shares at $19.43 per share (cost $650,854)	485,054
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,378,612.013 shares at $29.23 per share (cost $35,079,943)	40,296,829
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
854,822.249 shares at $8.98 per share (cost $9,272,233)	7,676,304
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
687,543.515 shares at $9.48 per share (cost $7,150,442)	6,517,913
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
151,054.230 shares at $10.10 per share (cost $1,538,724)	1,525,648
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
9,730.393 shares at $10.05 per share (cost $122,341)	97,790

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2022

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

PIMCO Variable Insurance Trust (Pimco), continued:
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
11,591.460 shares at $9.48 per share (cost $117,529)	$109,887
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
237,180.473 shares at $11.50 per share (cost $3,148,956)	2,727,575
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
21,503.795 shares at $7.01 per share (cost $168,287)	150,742
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
56,466.594 shares at $9.62 per share (cost $613,320)	543,209
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
48,838.869 shares at $10.26 per share (cost $523,145)	501,087
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
33,784.568 shares at $9.19 per share (cost $358,385)	310,480
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,271,636.135 shares at $12.48 per share (cost $37,823,734)	28,350,019
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
116,628.734 shares at $14.73 per share (cost $1,789,864)	1,717,941
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
4,852.309 shares at $16.61 per share (cost $83,437)	80,597
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
30,887.196 shares at $12.53 per share (cost $469,907)	387,017
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
10,608.380 shares at $12.17 per share (cost $139,733)	129,104
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Growth and Income Portfolio, Class B (Growth and Income) -
10,191.848 shares at $28.36 per share (cost $299,691)	289,041
American Funds Insurance Series(R) (American Funds):
American Funds IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
2,591,786.642 shares at $12.09 per share (cost $33,697,722)	31,334,701
American Funds IS Washington Mutual Investors Fund Portfolio, Class 2 (Blue Chip) -
201,118.017 shares at $12.46 per share (cost $2,813,563)	2,505,930
American Funds IS Global Growth Fund Portfolio, Class 2 (Global) -
36,395.303 shares at $29.79 per share (cost $1,280,932)	1,084,216
American Funds IS Growth Fund Portfolio, Class 2 (Growth) -
32,632.305 shares at $75.40 per share (cost $2,905,120)	2,460,476
American Funds IS International Fund Portfolio, Class 2 (International) -
37,041.587 shares at $15.23 per share (cost $718,475)	564,143

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2022

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Funds Insurance Series(R) (American Funds), continued:
American Funds IS New World Fund Portfolio, Class 2 (New World) -
23,497.911 shares at $22.02 per share (cost $617,828)	$517,424
American Funds IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
28,479.016 shares at $49.46 per share (cost $1,462,473)	1,408,572
American Funds IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
143,532.084 shares at $21.91 per share (cost $3,371,502)	3,144,788
Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
49,049.263 shares at $3.46 per share (cost $200,381)	169,710
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
11,874.896 shares at $8.81 per share (cost $179,647)	104,618
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
17,390.548 shares at $11.66 per share (cost $235,211)	202,774
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio, Class 2 (Smaller-Cap) -
7,195.674 shares at $29.58 per share (cost $171,020)	212,848
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
20,684.010 shares at $32.44 per share (cost $505,765)	670,989
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
57,062.896 shares at $5.69 per share (cost $374,909)	324,688
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
9,223.349 shares at $69.81 per share (cost $489,717)	643,882
Delaware Ivy Variable Insurance Portfolios (Ivy):
Delaware Ivy VIP Asset Strategy Portfolio, Class II (Strategy) -
783.654 shares at $7.8500 per share (cost $7,108)	6,152
Delaware Ivy VIP Balanced Portfolio, Class II (Balanced) -
287,378.067 shares at $4.6900 per share (cost $1,897,798)	1,347,803
Delaware Ivy VIP Energy Portfolio, Class II (Energy) -
84,107.466 shares at $5.0700 per share (cost $377,902)	426,425
Delaware Ivy VIP Smid Cap Core Portfolio, Class II (Small Cap Value) -
28,315.081 shares at $11.1400 per share (cost $399,434)	315,430
Delaware Ivy VIP Science and Technology Portfolio, Class II (Science) -
74,708.320 shares at $17.4500 per share (cost $2,015,237)	1,303,660
Delaware Ivy VIP Mid Cap Growth Portfolio, Class II (Mid Cap Growth) -
61,131.268 shares at $9.4700 per share (cost $762,214)	578,913
Delaware Ivy VIP International Core Equity Portfolio, Class II (International) -
10,573.488 shares at $14.1900 per share (cost $163,433)	150,038

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2022

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Delaware Ivy Variable Insurance Portfolios (Ivy), continued:
Delaware Ivy VIP Global Growth Portfolio, Class II (Global) -
21,506.093 shares at $3.3300 per share (cost $94,465)	$71,615
Delaware Ivy VIP High Income Portfolio, Class II (High Income) -
69,342.044 shares at $2.8200 per share (cost $234,381)	195,545
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
30,521.644 shares at $10.99 per share (cost $396,421)	335,433
Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
18,603.720 shares at $16.22 per share (cost $294,132)	301,752
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
15,313.544 shares at $15.44 per share (cost $271,037)	236,441
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
25,070.323 shares at $7.59 per share (cost $213,406)	190,284
VanEck VIP Global Resources Fund Portfolio, Class S Shares (Hard Assets) -
8,665.132 shares at $27.16 per share (cost $195,296)	235,345

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,222,612,360

The accompanying notes are an integral part of these financial statements.

FS-10

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FS-11

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$311,726
Mortality and expense risk charge	(221,318)
Net investment income(loss)	90,408

Realized gain(loss) on investments:
Net realized gain distributions	547,756
Net realized gain(loss) on sale of fund shares	219,235
Net realized gain(loss)	766,991

Change in unrealized appreciation/depreciation	(2,032,971)

Net increase(decrease) in net assets resulting
from operations	$(1,175,572)

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$90,408	$102,839
Net realized gain(loss)	766,991	2,323,213
Net change in unrealized appreciation/depreciation	(2,032,971)	1,298,672
Net increase(decrease) in net assets resulting
from operations	(1,175,572)	3,724,724

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	31,599	175,189
Subaccounts transfers (including fixed account), net	(355,737)	(375,485)
Transfers for policyowner benefits and terminations	(1,239,994)	(1,004,717)
Policyowner maintenance charges	(28,589)	(29,899)
Net increase(decrease) from policyowner transactions	(1,592,721)	(1,234,912)

Total increase(decrease) in net assets	(2,768,293)	2,489,812
Net assets at beginning of period	18,951,290	16,461,478
Net assets at end of period	$16,182,997	$18,951,290

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2022		2022		2022

$32,428		$160,953		$146,934
(17,139)		(91,889)		(310,553)
15,289		69,064		(163,619)

60,108		322,895		1,772,435
29,919		122,492		609,932
90,027		445,387		2,382,367

(224,238)		(1,191,351)		(9,664,400)

$(118,922)		$(676,900)		$(7,445,652)

Equity-Income SC		Equity-Income SC2		Growth IC

2022	2021	2022	2021	2022	2021

$15,289	$14,871	$69,064	$74,446	$(163,619)	$(375,996)
90,027	316,057	445,387	1,447,262	2,382,367	7,395,524
(224,238)	128,130	(1,191,351)	679,025	(9,664,400)	(1,472,282)

(118,922)	459,058	(676,900)	2,200,733	(7,445,652)	5,547,246

4,367	-	37,074	25,887	36,981	240,538
15,043	(5,576)	(244,625)	(217,955)	(401,577)	(648,170)
(188,962)	(383,055)	(775,453)	(995,153)	(1,478,480)	(1,968,976)
(291)	(314)	(21,064)	(23,888)	(40,005)	(44,524)
(169,843)	(388,945)	(1,004,068)	(1,211,109)	(1,883,081)	(2,421,132)

(288,765)	70,113	(1,680,968)	989,624	(9,328,733)	3,126,114
2,052,414	1,982,301	10,974,114	9,984,490	29,965,341	26,839,227
$1,763,649	$2,052,414	$9,293,146	$10,974,114	$20,636,608	$29,965,341

FS-13

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,783
Mortality and expense risk charge	(25,323)
Net investment income(loss)	(11,540)

Realized gain(loss) on investments:
Net realized gain distributions	202,304
Net realized gain(loss) on sale of fund shares	87,546
Net realized gain(loss)	289,850

Change in unrealized appreciation/depreciation	(1,120,344)

Net increase(decrease) in net assets resulting
from operations	$(842,034)

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,540)	$(31,937)
Net realized gain(loss)	289,850	852,200
Net change in unrealized appreciation/depreciation	(1,120,344)	(154,469)
Net increase(decrease) in net assets resulting
from operations	(842,034)	665,794

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	910
Subaccounts transfers (including fixed account), net	464	(81,066)
Transfers for policyowner benefits and terminations	(311,144)	(217,938)
Policyowner maintenance charges	(410)	(431)
Net increase(decrease) from policyowner transactions	(311,090)	(298,525)

Total increase(decrease) in net assets	(1,153,124)	367,269
Net assets at beginning of period	3,449,992	3,082,723
Net assets at end of period	$2,296,868	$3,449,992

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2022		2022		2022

$25,065		$146,490		$25,816
(66,336)		(40,781)		(5,241)
(41,271)		105,709		20,575

542,920		-		-
80,243		(117,488)		(18,278)
623,163		(117,488)		(18,278)

(2,775,055)		(432,263)		(82,939)

$(2,193,163)		$(444,042)		$(80,642)

Growth SC2		High Income IC		High Income SC

2022	2021	2022	2021	2022	2021

$(41,271)	$(80,432)	$105,709	$141,122	$20,575	$30,286
623,163	2,445,011	(117,488)	3,334	(18,278)	(60)
(2,775,055)	(731,426)	(432,263)	(37,917)	(82,939)	(5,195)

(2,193,163)	1,633,153	(444,042)	106,539	(80,642)	25,031

13,691	148,930	15,409	16,124	70	-
122,724	(951,308)	(240,790)	2,832	(83,730)	35,540
(467,211)	(546,334)	(345,037)	(240,008)	(69,408)	(64,823)
(13,124)	(17,308)	(4,802)	(5,627)	(104)	(115)
(343,920)	(1,366,020)	(575,220)	(226,679)	(153,172)	(29,398)

(2,537,083)	267,133	(1,019,262)	(120,140)	(233,814)	(4,367)
8,700,477	8,433,344	3,741,269	3,861,409	711,328	715,695
$6,163,394	$8,700,477	$2,722,007	$3,741,269	$477,514	$711,328

FS-15

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,077,059
Mortality and expense risk charge	(411,734)
Net investment income(loss)	1,665,325

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,312,490)
Net realized gain(loss)	(1,312,490)

Change in unrealized appreciation/depreciation	(6,582,649)

Net increase(decrease) in net assets resulting
from operations	$(6,229,814)

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,665,325	$2,229,158
Net realized gain(loss)	(1,312,490)	(154,260)
Net change in unrealized appreciation/depreciation	(6,582,649)	(415,343)
Net increase(decrease) in net assets resulting
from operations	(6,229,814)	1,659,555

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	184,356	370,832
Subaccounts transfers (including fixed account), net	(3,271,033)	5,534,780
Transfers for policyowner benefits and terminations	(3,679,867)	(5,229,847)
Policyowner maintenance charges	(375,282)	(448,319)
Net increase(decrease) from policyowner transactions	(7,141,826)	227,446

Total increase(decrease) in net assets	(13,371,640)	1,887,001
Net assets at beginning of period	51,797,046	49,910,045
Net assets at end of period	$38,425,406	$51,797,046

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2022		2022		2022

$38,912		$4,689		$64,897
(49,562)		(4,582)		(69,408)
(10,650)		107		(4,511)

36,357		4,517		67,249
115,735		3,524		171,057
152,092		8,041		238,306

(1,429,973)		(167,557)		(2,583,165)

$(1,288,531)		$(159,409)		$(2,349,370)

Overseas IC		Overseas SC		Overseas SC2

2022	2021	2022	2021	2022	2021

$(10,650)	$(39,245)	$107	$(3,029)	$(4,511)	$(57,393)
152,092	550,193	8,041	60,897	238,306	1,171,056
(1,429,973)	309,052	(167,557)	43,157	(2,583,165)	429,163

(1,288,531)	820,000	(159,409)	101,025	(2,349,370)	1,542,826

12,123	18,493	240	720	167,393	100,943
(47,861)	(68,251)	(2,858)	(5,901)	758,275	(639,186)
(353,165)	(323,271)	(15,880)	(36,563)	(819,797)	(596,086)
(6,991)	(8,535)	(93)	(100)	(12,820)	(16,295)
(395,894)	(381,564)	(18,591)	(41,844)	93,051	(1,150,624)

(1,684,425)	438,436	(178,000)	59,181	(2,256,319)	392,202
5,133,851	4,695,415	632,994	573,813	9,455,634	9,063,432
$3,449,426	$5,133,851	$454,994	$632,994	$7,199,315	$9,455,634

FS-17

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$134,784
Mortality and expense risk charge	(86,311)
Net investment income(loss)	48,473

Realized gain(loss) on investments:
Net realized gain distributions	467,734
Net realized gain(loss) on sale of fund shares	358
Net realized gain(loss)	468,092

Change in unrealized appreciation/depreciation	(1,773,001)

Net increase(decrease) in net assets resulting
from operations	$(1,256,436)

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$48,473	$23,295
Net realized gain(loss)	468,092	233,618
Net change in unrealized appreciation/depreciation	(1,773,001)	420,892
Net increase(decrease) in net assets resulting
from operations	(1,256,436)	677,805

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,889	22,338
Subaccounts transfers (including fixed account), net	(132,866)	(171,037)
Transfers for policyowner benefits and terminations	(576,923)	(882,182)
Policyowner maintenance charges	(17,311)	(20,489)
Net increase(decrease) from policyowner transactions	(722,211)	(1,051,370)

Total increase(decrease) in net assets	(1,978,647)	(373,565)
Net assets at beginning of period	8,074,937	8,448,502
Net assets at end of period	$6,096,290	$8,074,937

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2022		2022		2022

$20,414		$29,536		$109,233
(10,450)		(15,826)		(66,897)
9,964		13,710		42,336

76,140		120,050		299,467
5,387		(1,095)		(151,817)
81,527		118,955		147,650

(291,689)		(446,673)		(1,035,401)

$(200,198)		$(314,008)		$(845,415)

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2022	2021	2022	2021	2022	2021

$9,964	$6,762	$13,710	$9,168	$42,336	$49,062
81,527	29,354	118,955	45,054	147,650	241,125
(291,689)	76,891	(446,673)	110,897	(1,035,401)	(420,027)

(200,198)	113,007	(314,008)	165,119	(845,415)	(129,840)

-	-	4,800	45,380	23,983	26,609
(72,997)	(52,903)	(47,393)	(44,044)	(477,287)	379,789
(95,748)	(75,633)	(207,766)	(66,228)	(627,302)	(804,637)
(173)	(195)	(3,772)	(4,729)	(7,004)	(8,418)
(168,918)	(128,731)	(254,131)	(69,621)	(1,087,610)	(406,657)

(369,116)	(15,724)	(568,139)	95,498	(1,933,025)	(536,497)
1,334,921	1,350,645	2,036,713	1,941,215	6,445,446	6,981,943
$965,805	$1,334,921	$1,468,574	$2,036,713	$4,512,421	$6,445,446

FS-19

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,394,659
Mortality and expense risk charge	(665,149)
Net investment income(loss)	729,510

Realized gain(loss) on investments:
Net realized gain distributions	4,001,714
Net realized gain(loss) on sale of fund shares	(1,456,968)
Net realized gain(loss)	2,544,746

Change in unrealized appreciation/depreciation	(14,529,348)

Net increase(decrease) in net assets resulting
from operations	$(11,255,092)

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$729,510	$736,091
Net realized gain(loss)	2,544,746	2,658,160
Net change in unrealized appreciation/depreciation	(14,529,348)	(4,935,154)
Net increase(decrease) in net assets resulting
from operations	(11,255,092)	(1,540,903)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	353,188	680,486
Subaccounts transfers (including fixed account), net	(2,535,683)	9,675,997
Transfers for policyowner benefits and terminations	(7,100,254)	(9,173,624)
Policyowner maintenance charges	(644,727)	(769,991)
Net increase(decrease) from policyowner transactions	(9,927,476)	412,868

Total increase(decrease) in net assets	(21,182,568)	(1,128,035)
Net assets at beginning of period	83,775,363	84,903,398
Net assets at end of period	$62,592,795	$83,775,363

The accompanying notes are an integral part of these financial statements.

FS-20

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2022		2022		2022

$92,863		$17,383		$73,428
(253,834)		(41,639)		(263,080)
(160,971)		(24,256)		(189,652)

886,864		213,526		1,381,565
518,698		291,469		765,970
1,405,562		504,995		2,147,535

(7,810,319)		(2,029,845)		(11,515,533)

$(6,565,728)		$(1,549,106)		$(9,557,650)

Contrafund IC		Contrafund SC		Contrafund SC2

2022	2021	2022	2021	2022	2021

$(160,971)	$(297,399)	$(24,256)	$(52,320)	$(189,652)	$(317,755)
1,405,562	4,052,951	504,995	997,572	2,147,535	6,807,395
(7,810,319)	1,591,228	(2,029,845)	423,640	(11,515,533)	1,546,579

(6,565,728)	5,346,780	(1,549,106)	1,368,892	(9,557,650)	8,036,219

76,379	80,775	18,150	17,410	373,572	451,207
(366,319)	(757,920)	(24,373)	(234,765)	(144,264)	(2,381,218)
(1,181,617)	(1,563,613)	(774,770)	(346,451)	(1,906,087)	(3,171,723)
(22,298)	(24,490)	(529)	(610)	(51,922)	(65,508)
(1,493,855)	(2,265,248)	(781,522)	(564,416)	(1,728,701)	(5,167,242)

(8,059,583)	3,081,532	(2,330,628)	804,476	(11,286,351)	2,868,977
24,512,036	21,430,504	6,213,287	5,408,811	36,108,012	33,239,035
$16,452,453	$24,512,036	$3,882,659	$6,213,287	$24,821,661	$36,108,012

FS-21

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$19,392
Mortality and expense risk charge	(15,022)
Net investment income(loss)	4,370

Realized gain(loss) on investments:
Net realized gain distributions	70,502
Net realized gain(loss) on sale of fund shares	19,002
Net realized gain(loss)	89,504

Change in unrealized appreciation/depreciation	(323,622)

Net increase(decrease) in net assets resulting
from operations	$(229,748)

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,370	$501
Net realized gain(loss)	89,504	40,024
Net change in unrealized appreciation/depreciation	(323,622)	104,894
Net increase(decrease) in net assets resulting
from operations	(229,748)	145,419

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,374	1,274
Subaccounts transfers (including fixed account), net	(8,302)	2,771
Transfers for policyowner benefits and terminations	(64,200)	(33,669)
Policyowner maintenance charges	(1,399)	(1,502)
Net increase(decrease) from policyowner transactions	(72,527)	(31,126)

Total increase(decrease) in net assets	(302,275)	114,293
Net assets at beginning of period	1,296,755	1,182,462
Net assets at end of period	$994,480	$1,296,755

The accompanying notes are an integral part of these financial statements.

FS-22

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2022		2022		2022

$2,326		$8,888		$10,558
(1,247)		(5,762)		(42,104)
1,079		3,126		(31,546)

8,466		40,834		278,008
477		3,716		(28,545)
8,943		44,550		249,463

(37,090)		(180,084)		(1,025,350)

$(27,068)		$(132,408)		$(807,433)

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2022	2021	2022	2021	2022	2021

$1,079	$589	$3,126	$1,386	$(31,546)	$(30,554)
8,943	3,066	44,550	46,713	249,463	1,075,278
(37,090)	13,728	(180,084)	39,567	(1,025,350)	(47,302)

(27,068)	17,383	(132,408)	87,666	(807,433)	997,422

-	-	6,185	2,464	127,891	487,942
323	187	(10,208)	(32,681)	(141,403)	(381,105)
(951)	(1,252)	(77,557)	(47,927)	(548,147)	(477,887)
(30)	(30)	(2,223)	(2,382)	(8,224)	(9,177)
(658)	(1,095)	(83,803)	(80,526)	(569,883)	(380,227)

(27,726)	16,288	(216,211)	7,140	(1,377,316)	617,195
152,648	136,360	716,972	709,832	5,080,880	4,463,685
$124,922	$152,648	$500,761	$716,972	$3,703,564	$5,080,880

FS-23

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$210,553
Mortality and expense risk charge	(143,792)
Net investment income(loss)	66,761

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$66,761

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$66,761	$(124,768)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	66,761	(124,768)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	347,774	153,435
Subaccounts transfers (including fixed account), net	14,470,785	12,883,623
Transfers for policyowner benefits and terminations	(11,826,972)	(13,976,537)
Policyowner maintenance charges	(31,402)	(27,331)
Net increase(decrease) from policyowner transactions	2,960,185	(966,810)

Total increase(decrease) in net assets	3,026,946	(1,091,578)
Net assets at beginning of period	11,632,795	12,724,373
Net assets at end of period	$14,659,741	$11,632,795

The accompanying notes are an integral part of these financial statements.

FS-24

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2022		2022		2022

$38,050		$100,026		$16,616
(20,647)		(84,125)		(5,135)
17,403		15,901		11,481

-		69,925		548
-		435,851		(14,050)
-		505,776		(13,502)

-		(2,475,283)		(73,801)

$17,403		$(1,953,606)		$(75,822)

Money Market SC2		Index 500 SC2		Strategic SC2

2022	2021	2022	2021	2022	2021

$17,403	$(9,750)	$15,901	$5,398	$11,481	$7,578
-	-	505,776	366,313	(13,502)	12,388
-	-	(2,475,283)	1,821,544	(73,801)	(6,692)

17,403	(9,750)	(1,953,606)	2,193,255	(75,822)	13,274

579,761	179,961	495,519	955,733	49,791	152,588
3,222,812	2,929,956	(769,535)	(114,863)	20,707	(25,156)
(2,017,400)	(3,173,379)	(733,215)	(574,116)	(120,111)	(67,800)
(2,354)	(1,379)	(5,124)	(5,878)	(387)	(586)
1,782,819	(64,841)	(1,012,355)	260,876	(50,000)	59,046

1,800,222	(74,591)	(2,965,961)	2,454,131	(125,822)	72,320
910,223	984,814	10,402,035	7,947,904	586,375	514,055
$2,710,445	$910,223	$7,436,074	$10,402,035	$460,553	$586,375

FS-25

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$67,726
Mortality and expense risk charge	(69,625)
Net investment income(loss)	(1,899)

Realized gain(loss) on investments:
Net realized gain distributions	249,382
Net realized gain(loss) on sale of fund shares	239,064
Net realized gain(loss)	488,446

Change in unrealized appreciation/depreciation	(1,360,580)

Net increase(decrease) in net assets resulting
from operations	$(874,033)

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,899)	$(21,803)
Net realized gain(loss)	488,446	402,775
Net change in unrealized appreciation/depreciation	(1,360,580)	767,466
Net increase(decrease) in net assets resulting
from operations	(874,033)	1,148,438

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,402	81,888
Subaccounts transfers (including fixed account), net	(302,686)	133,082
Transfers for policyowner benefits and terminations	(627,556)	(587,019)
Policyowner maintenance charges	(8,298)	(9,288)
Net increase(decrease) from policyowner transactions	(927,138)	(381,337)

Total increase(decrease) in net assets	(1,801,171)	767,101
Net assets at beginning of period	7,377,713	6,610,612
Net assets at end of period	$5,576,542	$7,377,713

The accompanying notes are an integral part of these financial statements.

FS-26

MFS
		New
Utilities		Discovery		Total Return

2022		2022		2022

$665,108		$-		$98,251
(295,109)		(74,854)		(56,729)
369,999		(74,854)		41,522

1,054,220		2,174,967		491,421
1,112,068		(258,552)		161,069
2,166,288		1,916,415		652,490

(2,664,615)		(4,817,184)		(1,372,835)

$(128,328)		$(2,975,623)		$(678,823)

Utilities		New Discovery		Total Return

2022	2021	2022	2021	2022	2021

$369,999	$197,757	$(74,854)	$(115,382)	$41,522	$54,251
2,166,288	1,622,385	1,916,415	2,314,477	652,490	566,967
(2,664,615)	1,693,096	(4,817,184)	(2,067,781)	(1,372,835)	249,430

(128,328)	3,513,238	(2,975,623)	131,314	(678,823)	870,648

364,395	656,263	29,151	96,468	129,045	28,034
(438,336)	(447,266)	103,232	(909,117)	(406,304)	(65,945)
(2,467,170)	(1,795,751)	(670,380)	(806,355)	(701,985)	(1,009,968)
(41,163)	(43,575)	(11,447)	(17,176)	(9,687)	(13,608)
(2,582,274)	(1,630,329)	(549,444)	(1,636,180)	(988,931)	(1,061,487)

(2,710,602)	1,882,909	(3,525,067)	(1,504,866)	(1,667,754)	(190,839)
30,357,470	28,474,561	9,816,475	11,321,341	6,907,338	7,098,177
$27,646,868	$30,357,470	$6,291,408	$9,816,475	$5,239,584	$6,907,338

FS-27

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(7,952)
Net investment income(loss)	(7,952)

Realized gain(loss) on investments:
Net realized gain distributions	90,206
Net realized gain(loss) on sale of fund shares	11,242
Net realized gain(loss)	101,448

Change in unrealized appreciation/depreciation	(456,789)

Net increase(decrease) in net assets resulting
from operations	$(363,293)

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,952)	$(10,567)
Net realized gain(loss)	101,448	203,286
Net change in unrealized appreciation/depreciation	(456,789)	17,033
Net increase(decrease) in net assets resulting
from operations	(363,293)	209,752

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,647	149,987
Subaccounts transfers (including fixed account), net	(196,078)	(105,228)
Transfers for policyowner benefits and terminations	(12,033)	(32,427)
Policyowner maintenance charges	(784)	(1,175)
Net increase(decrease) from policyowner transactions	(188,248)	11,157

Total increase(decrease) in net assets	(551,541)	220,909
Net assets at beginning of period	1,203,431	982,522
Net assets at end of period	$651,890	$1,203,431

The accompanying notes are an integral part of these financial statements.

FS-28

MFS
New Discovery
SC		Utilities SC		Strategic

2022		2022		2022

$-		$45,997		$97,758
(8,338)		(19,810)		(29,785)
(8,338)		26,187		67,973

309,754		80,874		27,443
(135,388)		29,361		(121,451)
174,366		110,235		(94,008)

(524,414)		(139,241)		(471,370)

$(358,386)		$(2,819)		$(497,405)

New Discovery SC		Utilities SC		Strategic

2022	2021	2022	2021	2022	2021

$(8,338)	$(9,021)	$26,187	$9,250	$67,973	$76,297
174,366	201,268	110,235	106,028	(94,008)	159,565
(524,414)	(214,461)	(139,241)	116,509	(471,370)	(257,530)

(358,386)	(22,214)	(2,819)	231,787	(497,405)	(21,668)

70,810	489,059	191,776	74,597	6,122	52,871
(6,447)	(76,671)	(43,495)	47,126	(232,596)	226,055
(152,007)	(91,350)	(24,563)	(148,187)	(388,289)	(364,282)
(1,277)	(1,066)	(2,738)	(2,777)	(4,595)	(5,511)
(88,921)	319,972	120,980	(29,241)	(619,358)	(90,867)

(447,307)	297,758	118,161	202,546	(1,116,763)	(112,535)
1,133,158	835,400	1,979,810	1,777,264	3,614,952	3,727,487
$685,851	$1,133,158	$2,097,971	$1,979,810	$2,498,189	$3,614,952

FS-29

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$504,201
Mortality and expense risk charge	(260,260)
Net investment income(loss)	243,941

Realized gain(loss) on investments:
Net realized gain distributions	612,041
Net realized gain(loss) on sale of fund shares	21,997
Net realized gain(loss)	634,038

Change in unrealized appreciation/depreciation	(6,884,238)

Net increase(decrease) in net assets resulting
from operations	$(6,006,259)

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$243,941	$(49,386)
Net realized gain(loss)	634,038	2,515,529
Net change in unrealized appreciation/depreciation	(6,884,238)	893,229
Net increase(decrease) in net assets resulting
from operations	(6,006,259)	3,359,372

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	142,669	426,281
Subaccounts transfers (including fixed account), net	761,952	(653,854)
Transfers for policyowner benefits and terminations	(2,315,881)	(3,573,427)
Policyowner maintenance charges	(229,837)	(278,441)
Net increase(decrease) from policyowner transactions	(1,641,097)	(4,079,441)

Total increase(decrease) in net assets	(7,647,356)	(720,069)
Net assets at beginning of period	32,934,556	33,654,625
Net assets at end of period	$25,287,200	$32,934,556

The accompanying notes are an integral part of these financial statements.

FS-30

MFS
Blended Core
SC		Corporate SC		Government SC

2022		2022		2022

$619		$12,967		$1,811
(958)		(4,783)		(4,439)
(339)		8,184		(2,628)

12,324		22,627		-
2,592		(21,628)		(123,484)
14,916		999		(123,484)

(31,166)		(112,940)		19,162

$(16,589)		$(103,757)		$(106,950)

Blended Core SC		Corporate SC		Government SC

2022	2021	2022	2021	2022	2021

$(339)	$379	$8,184	$11,285	$(2,628)	$13,629
14,916	9,672	999	17,101	(123,484)	(9,971)
(31,166)	7,496	(112,940)	(46,585)	19,162	(48,908)

(16,589)	17,547	(103,757)	(18,199)	(106,950)	(45,250)

40,367	392	53,027	9,190	2,349	4,429
(56,057)	88,677	(3,017)	37,031	(938,036)	(279,713)
(4,699)	-	(150,205)	(88,222)	(18,899)	(51,700)
(69)	(50)	(797)	(1,423)	(475)	(1,806)
(20,458)	89,019	(100,992)	(43,424)	(955,061)	(328,790)

(37,047)	106,566	(204,749)	(61,623)	(1,062,011)	(374,040)
144,648	38,082	645,136	706,759	1,151,636	1,525,676
$107,601	$144,648	$440,387	$645,136	$89,625	$1,151,636

FS-31

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,815
Mortality and expense risk charge	(7,514)
Net investment income(loss)	4,301

Realized gain(loss) on investments:
Net realized gain distributions	101,399
Net realized gain(loss) on sale of fund shares	(163,963)
Net realized gain(loss)	(62,564)

Change in unrealized appreciation/depreciation	(159,873)

Net increase(decrease) in net assets resulting
from operations	$(218,136)

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,301	$2,045
Net realized gain(loss)	(62,564)	35,715
Net change in unrealized appreciation/depreciation	(159,873)	29,557
Net increase(decrease) in net assets resulting
from operations	(218,136)	67,317

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,876	541,073
Subaccounts transfers (including fixed account), net	(3,828)	(7)
Transfers for policyowner benefits and terminations	(444,196)	(36,426)
Policyowner maintenance charges	(2,386)	(1,739)
Net increase(decrease) from policyowner transactions	(430,534)	502,901

Total increase(decrease) in net assets	(648,670)	570,218
Net assets at beginning of period	995,115	424,897
Net assets at end of period	$346,445	$995,115

The accompanying notes are an integral part of these financial statements.

FS-32

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2022		2022		2022

$14,180		$7,360		$1,257
(7,793)		(3,154)		(2,254)
6,387		4,206		(997)

89,672		28,319		58,997
(28,173)		(7,821)		641
61,499		20,498		59,638

(223,759)		(80,956)		(111,711)

$(155,873)		$(56,252)		$(53,070)

Moderate SC		Conservative SC		Blended Small Cap SC

2022	2021	2022	2021	2022	2021

$6,387	$5,852	$4,206	$1,511	$(997)	$(778)
61,499	44,916	20,498	8,697	59,638	26,620
(223,759)	21,941	(80,956)	581	(111,711)	34,651

(155,873)	72,709	(56,252)	10,789	(53,070)	60,493

286,472	9,765	59,144	162,333	76,060	2,726
14,852	(66,418)	91,236	(14,304)	62,150	(154,731)
(142,236)	(26,261)	(60,935)	(19,083)	(11,215)	(1,682)
(911)	(977)	(1,091)	(694)	(222)	(243)
158,177	(83,891)	88,354	128,252	126,773	(153,930)

2,304	(11,182)	32,102	139,041	73,703	(93,437)
756,072	767,254	311,511	172,470	163,801	257,238
$758,376	$756,072	$343,613	$311,511	$237,504	$163,801

FS-33

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Global
	Real Estate IC

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$795
Mortality and expense risk charge	(477)
Net investment income(loss)	318

Realized gain(loss) on investments:
Net realized gain distributions	3,473
Net realized gain(loss) on sale of fund shares	(2,282)
Net realized gain(loss)	1,191

Change in unrealized appreciation/depreciation	(17,998)

Net increase(decrease) in net assets resulting
from operations	$(16,489)

	Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$318	$287
Net realized gain(loss)	1,191	28
Net change in unrealized appreciation/depreciation	(17,998)	6,671
Net increase(decrease) in net assets resulting
from operations	(16,489)	6,986

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	55	22,000
Subaccounts transfers (including fixed account), net	20,350	14,539
Transfers for policyowner benefits and terminations	(118)	-
Policyowner maintenance charges	(124)	(23)
Net increase(decrease) from policyowner transactions	20,163	36,516

Total increase(decrease) in net assets	3,674	43,502
Net assets at beginning of period	43,502	-
Net assets at end of period	$47,176	$43,502

The accompanying notes are an integral part of these financial statements.

FS-34

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2022		2022		2022

$294		$89,132		$-
(290)		(198,708)		(13,914)
4		(109,576)		(13,914)

1,579		2,152,775		223,060
(1,002)		(193,483)		(22,316)
577		1,959,292		200,744

(9,425)		(8,347,433)		(458,433)

$(8,844)		$(6,497,717)		$(271,603)

Global Real Estate SC		Emerging Markets		Intl. Magnum

2022	2021	2022	2021	2022	2021

$4	$(24)	$(109,576)	$(39,543)	$(13,914)	$13,346
577	3,209	1,959,292	840,604	200,744	80,573
(9,425)	743	(8,347,433)	(169,609)	(458,433)	24,410

(8,844)	3,928	(6,497,717)	631,452	(271,603)	118,329

26,901	14,994	124,208	224,095	4,196	7,821
(8,680)	(2,031)	1,952,437	468,256	3,401	53,646
(228)	(4,996)	(1,786,595)	(2,565,090)	(156,994)	(363,364)
(36)	(30)	(144,599)	(177,388)	(2,203)	(3,148)
17,957	7,937	145,451	(2,050,127)	(151,600)	(305,045)

9,113	11,865	(6,352,266)	(1,418,675)	(423,203)	(186,716)
26,462	14,597	24,961,745	26,380,420	1,581,433	1,768,149
$35,575	$26,462	$18,609,479	$24,961,745	$1,158,230	$1,581,433

FS-35

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	U.S. Real
	Estate

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$646,532
Mortality and expense risk charge	(515,603)
Net investment income(loss)	130,929

Realized gain(loss) on investments:
Net realized gain distributions	11,313,056
Net realized gain(loss) on sale of fund shares	729,897
Net realized gain(loss)	12,042,953

Change in unrealized appreciation/depreciation	(29,813,189)

Net increase(decrease) in net assets resulting
from operations	$(17,639,307)

	U.S. Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$130,929	$704,328
Net realized gain(loss)	12,042,953	1,287,977
Net change in unrealized appreciation/depreciation	(29,813,189)	19,553,498
Net increase(decrease) in net assets resulting
from operations	(17,639,307)	21,545,803

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	467,640	783,507
Subaccounts transfers (including fixed account), net	805,164	(10,494,205)
Transfers for policyowner benefits and terminations	(4,606,271)	(5,954,297)
Policyowner maintenance charges	(379,528)	(465,699)
Net increase(decrease) from policyowner transactions	(3,712,995)	(16,130,694)

Total increase(decrease) in net assets	(21,352,302)	5,415,109
Net assets at beginning of period	68,577,045	63,161,936
Net assets at end of period	$47,224,743	$68,577,045

The accompanying notes are an integral part of these financial statements.

FS-36

Van Kampen				Calvert
		Core Plus
Global II		Fixed II		Balanced

2022		2022		2022

$-		$8,526		$71,267
(650)		(3,109)		(65,239)
(650)		5,417		6,028

11,329		5,058		565,147
222		(15,296)		107,523
11,551		(10,238)		672,670

(24,726)		(53,950)		(1,832,872)

$(13,825)		$(58,771)		$(1,154,174)

Global II		Core Plus Fixed II		Balanced

2022	2021	2022	2021	2022	2021

$(650)	$679	$5,417	$4,864	$6,028	$6,328
11,551	4,451	(10,238)	25,352	672,670	364,298
(24,726)	735	(53,950)	(37,826)	(1,832,872)	540,674

(13,825)	5,865	(58,771)	(7,610)	(1,154,174)	911,300

18,759	163	2,321	34,013	40,292	45,913
459	(295)	(38,802)	(23,088)	(20,068)	(28,474)
(5,534)	(11,967)	(55,293)	(70,513)	(712,138)	(383,484)
(192)	(241)	(590)	(934)	(7,825)	(9,342)
13,492	(12,340)	(92,364)	(60,522)	(699,739)	(375,387)

(333)	(6,475)	(151,135)	(68,132)	(1,853,913)	535,913
78,749	85,224	423,521	491,653	7,241,124	6,705,211
$78,416	$78,749	$272,386	$423,521	$5,387,211	$7,241,124

FS-37

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Mid Cap

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(18,568)
Net investment income(loss)	(18,568)

Realized gain(loss) on investments:
Net realized gain distributions	387,834
Net realized gain(loss) on sale of fund shares	(3,052)
Net realized gain(loss)	384,782

Change in unrealized appreciation/depreciation	(821,098)

Net increase(decrease) in net assets resulting
from operations	$(454,884)

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(18,568)	$(18,218)
Net realized gain(loss)	384,782	142,280
Net change in unrealized appreciation/depreciation	(821,098)	170,379
Net increase(decrease) in net assets resulting
from operations	(454,884)	294,441

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(1,759)	(124,792)
Transfers for policyowner benefits and terminations	(84,987)	(141,385)
Policyowner maintenance charges	(3,279)	(4,338)
Net increase(decrease) from policyowner transactions	(90,025)	(270,515)

Total increase(decrease) in net assets	(544,909)	23,926
Net assets at beginning of period	2,270,714	2,246,788
Net assets at end of period	$1,725,805	$2,270,714

The accompanying notes are an integral part of these financial statements.

FS-38

Calvert		American Century
		Income &		Mid Cap
Balanced F		Growth		Value

2022		2022		2022

$4,278		$754,769		$198,478
(3,422)		(424,167)		(88,364)
856		330,602		110,114

33,924		10,829,494		1,239,418
256		(481,377)		302,299
34,180		10,348,117		1,541,717

(96,798)		(17,337,526)		(1,890,147)

$(61,762)		$(6,658,807)		$(238,316)

Balanced F		Income & Growth		Mid Cap Value

2022	2021	2022	2021	2022	2021

$856	$(189)	$330,602	$46,571	$110,114	$13,520
34,180	43,768	10,348,117	9,375,626	1,541,717	391,720
(96,798)	12,194	(17,337,526)	1,240,982	(1,890,147)	1,626,914

(61,762)	55,773	(6,658,807)	10,663,179	(238,316)	2,032,154

51,495	23,528	298,675	711,012	82,909	129,398
(789)	(754)	(2,749,773)	(3,836,943)	(1,153,047)	(524,601)
(12,435)	(186,766)	(4,094,776)	(5,524,560)	(826,484)	(1,236,844)
(543)	(993)	(290,885)	(352,133)	(15,722)	(18,579)
37,728	(164,985)	(6,836,759)	(9,002,624)	(1,912,344)	(1,650,626)

(24,034)	(109,212)	(13,495,566)	1,660,555	(2,150,660)	381,528
352,982	462,194	52,432,858	50,772,303	10,226,897	9,845,369
$328,948	$352,982	$38,937,292	$52,432,858	$8,076,237	$10,226,897

FS-39

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Inc. & Growth
	II

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,082
Mortality and expense risk charge	(10,323)
Net investment income(loss)	5,759

Realized gain(loss) on investments:
Net realized gain distributions	241,093
Net realized gain(loss) on sale of fund shares	(20,095)
Net realized gain(loss)	220,998

Change in unrealized appreciation/depreciation	(382,857)

Net increase(decrease) in net assets resulting
from operations	$(156,100)

	Inc. & Growth II

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,759	$(1,588)
Net realized gain(loss)	220,998	154,766
Net change in unrealized appreciation/depreciation	(382,857)	39,412
Net increase(decrease) in net assets resulting
from operations	(156,100)	192,590

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	7,708	130,753
Subaccounts transfers (including fixed account), net	139,502	69,381
Transfers for policyowner benefits and terminations	(90,675)	(48,372)
Policyowner maintenance charges	(1,032)	(1,118)
Net increase(decrease) from policyowner transactions	55,503	150,644

Total increase(decrease) in net assets	(100,597)	343,234
Net assets at beginning of period	1,106,830	763,596
Net assets at end of period	$1,006,233	$1,106,830

The accompanying notes are an integral part of these financial statements.

FS-40

AIM
Intl.
Growth		Global		Global Value

2022		2022		2022

$138,632		$68,027		$9,971
(78,472)		(23,067)		(30,854)
60,160		44,960		(20,883)

884,299		-		191,357
(19,674)		4,757		(39,432)
864,625		4,757		151,925

(2,771,959)		(758,868)		(937,050)

$(1,847,174)		$(709,151)		$(806,008)

Intl. Growth		Global		Global Value

2022	2021	2022	2021	2022	2021

$60,160	$27,447	$44,960	$49,360	$(20,883)	$(4,181)
864,625	1,099,427	4,757	19,776	151,925	643,098
(2,771,959)	(638,457)	(758,868)	519,010	(937,050)	(153,206)

(1,847,174)	488,417	(709,151)	588,146	(806,008)	485,711

47,575	87,768	6,666	193,795	18,226	12,555
313,128	(85,490)	169,666	(267,622)	63,689	3,025
(605,745)	(1,178,341)	(125,671)	(178,861)	(205,062)	(289,526)
(13,830)	(17,480)	(3,810)	(4,571)	(4,719)	(5,772)
(258,872)	(1,193,543)	46,851	(257,259)	(127,866)	(279,718)

(2,106,046)	(705,126)	(662,300)	330,887	(933,874)	205,993
9,687,766	10,392,892	2,962,546	2,631,659	3,559,437	3,353,444
$7,581,720	$9,687,766	$2,300,246	$2,962,546	$2,625,563	$3,559,437

FS-41

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Discovery
	Mid Cap

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(27,729)
Net investment income(loss)	(27,729)

Realized gain(loss) on investments:
Net realized gain distributions	717,490
Net realized gain(loss) on sale of fund shares	5,272
Net realized gain(loss)	722,762

Change in unrealized appreciation/depreciation	(1,864,663)

Net increase(decrease) in net assets resulting
from operations	$(1,169,630)

	Discovery Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(27,729)	$(37,558)
Net realized gain(loss)	722,762	621,469
Net change in unrealized appreciation/depreciation	(1,864,663)	3,818
Net increase(decrease) in net assets resulting
from operations	(1,169,630)	587,729

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,377	34,925
Subaccounts transfers (including fixed account), net	99,546	(101,056)
Transfers for policyowner benefits and terminations	(369,672)	(301,782)
Policyowner maintenance charges	(4,345)	(5,811)
Net increase(decrease) from policyowner transactions	(255,094)	(373,724)

Total increase(decrease) in net assets	(1,424,724)	214,005
Net assets at beginning of period	3,735,999	3,521,994
Net assets at end of period	$2,311,275	$3,735,999

The accompanying notes are an integral part of these financial statements.

FS-42

AIM

Diversified		Value		Real Estate

2022		2022		2022

$7,481		$895		$15,590
(4,551)		(1,857)		(5,122)
2,930		(962)		10,468

56,575		36,253		-
6,295		358		(2,043)
62,870		36,611		(2,043)

(79,009)		(42,089)		(169,484)

$(13,209)		$(6,440)		$(161,059)

Diversified		Value		Real Estate

2022	2021	2022	2021	2022	2021

$2,930	$5,017	$(962)	$(1,154)	$10,468	$8,293
62,870	5,050	36,611	2,498	(2,043)	2,676
(79,009)	56,488	(42,089)	35,528	(169,484)	119,011

(13,209)	66,555	(6,440)	36,872	(161,059)	129,980

4,593	6,589	3,259	24,796	6,853	6,157
9,600	70,781	17,359	(2,044)	99,015	(75,413)
(39,084)	(19,992)	(11,567)	(11,923)	(721)	(9,790)
(694)	(694)	(175)	(140)	(581)	(699)
(25,585)	56,684	8,876	10,689	104,566	(79,745)

(38,794)	123,239	2,436	47,561	(56,493)	50,235
483,515	360,276	191,877	144,316	592,591	542,356
$444,721	$483,515	$194,313	$191,877	$536,098	$592,591

FS-43

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$533,374
Mortality and expense risk charge	(599,927)
Net investment income(loss)	(66,553)

Realized gain(loss) on investments:
Net realized gain distributions	6,036,898
Net realized gain(loss) on sale of fund shares	2,620,208
Net realized gain(loss)	8,657,106

Change in unrealized appreciation/depreciation	(18,364,652)

Net increase(decrease) in net assets resulting
from operations	$(9,774,099)

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(66,553)	$(147,423)
Net realized gain(loss)	8,657,106	7,636,237
Net change in unrealized appreciation/depreciation	(18,364,652)	7,380,420
Net increase(decrease) in net assets resulting
from operations	(9,774,099)	14,869,234

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	314,113	471,644
Subaccounts transfers (including fixed account), net	(2,646,841)	(6,764,894)
Transfers for policyowner benefits and terminations	(5,349,450)	(6,938,502)
Policyowner maintenance charges	(304,012)	(369,065)
Net increase(decrease) from policyowner transactions	(7,986,190)	(13,600,817)

Total increase(decrease) in net assets	(17,760,289)	1,268,417
Net assets at beginning of period	70,360,366	69,091,949
Net assets at end of period	$52,600,077	$70,360,366

The accompanying notes are an integral part of these financial statements.

FS-44

Summit
Russell		Nasdaq-100		EAFE
Small Cap		Index		Intl.

2022		2022		2022

$266,633		$82,594		$1,532,910
(343,396)		(445,510)		(412,339)
(76,763)		(362,916)		1,120,571

3,347,663		2,135,084		-
511,893		2,498,163		668,255
3,859,556		4,633,247		668,255

(12,383,266)		(23,535,591)		(9,623,822)

$(8,600,473)		$(19,265,260)		$(7,834,996)

Russell Small Cap		Nasdaq-100 Index		EAFE Intl.

2022	2021	2022	2021	2022	2021

$(76,763)	$(125,490)	$(362,916)	$(421,553)	$1,120,571	$402,197
3,859,556	3,840,865	4,633,247	11,506,477	668,255	1,959,840
(12,383,266)	1,929,368	(23,535,591)	2,419,227	(9,623,822)	2,644,671

(8,600,473)	5,644,743	(19,265,260)	13,504,151	(7,834,996)	5,006,708

219,044	337,068	250,502	546,269	210,980	441,492
(106,148)	(3,500,921)	2,405,109	(6,253,924)	108,243	(1,452,636)
(3,241,791)	(3,985,952)	(3,885,618)	(5,371,981)	(3,848,939)	(5,467,882)
(170,020)	(210,565)	(262,679)	(327,960)	(382,941)	(462,208)
(3,298,915)	(7,360,370)	(1,492,686)	(11,407,596)	(3,912,657)	(6,941,234)

(11,899,388)	(1,715,627)	(20,757,946)	2,096,555	(11,747,653)	(1,934,526)
41,132,281	42,847,908	59,093,189	56,996,634	51,862,622	53,797,148
$29,232,893	$41,132,281	$38,335,243	$59,093,189	$40,114,969	$51,862,622

FS-45

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	S&P 500

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,783,670
Mortality and expense risk charge	(1,557,206)
Net investment income(loss)	226,464

Realized gain(loss) on investments:
Net realized gain distributions	10,980,710
Net realized gain(loss) on sale of fund shares	6,157,065
Net realized gain(loss)	17,137,775

Change in unrealized appreciation/depreciation	(50,867,173)

Net increase(decrease) in net assets resulting
from operations	$(33,502,934)

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$226,464	$410,186
Net realized gain(loss)	17,137,775	21,607,108
Net change in unrealized appreciation/depreciation	(50,867,173)	20,422,083
Net increase(decrease) in net assets resulting
from operations	(33,502,934)	42,439,377

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	676,478	1,076,731
Subaccounts transfers (including fixed account), net	(4,175,957)	(14,517,306)
Transfers for policyowner benefits and terminations	(12,644,349)	(16,990,690)
Policyowner maintenance charges	(764,021)	(922,849)
Net increase(decrease) from policyowner transactions	(16,907,849)	(31,354,114)

Total increase(decrease) in net assets	(50,410,783)	11,085,263
Net assets at beginning of period	181,538,527	170,453,264
Net assets at end of period	$131,127,744	$181,538,527

The accompanying notes are an integral part of these financial statements.

FS-46

Summit

Barclays		Growth		Mod. Growth

2022		2022		2022

$2,006,886		$1,092,519		$637,637
(737,828)		(1,095,540)		(609,931)
1,269,058		(3,021)		27,706

-		2,357,155		1,968,654
(1,173,003)		2,040,198		1,151,375
(1,173,003)		4,397,353		3,120,029

(11,807,500)		(25,170,871)		(14,461,242)

$(11,711,445)		$(20,776,539)		$(11,313,507)

Barclays		Growth		Mod. Growth

2022	2021	2022	2021	2022	2021

$1,269,058	$1,333,477	$(3,021)	$12,707	$27,706	$16,026
(1,173,003)	133,064	4,397,353	3,857,873	3,120,029	1,674,585
(11,807,500)	(4,008,123)	(25,170,871)	14,338,488	(14,461,242)	7,144,345

(11,711,445)	(2,541,582)	(20,776,539)	18,209,068	(11,313,507)	8,834,956

347,027	592,458	361,784	1,453,616	375,559	475,859
(3,740,791)	11,474,747	(133,267)	(2,722,429)	(1,550,878)	(317,233)
(7,215,773)	(8,934,703)	(8,217,249)	(9,841,974)	(4,318,895)	(5,872,518)
(696,393)	(829,167)	(1,698,420)	(1,791,022)	(861,533)	(929,953)
(11,305,930)	2,303,335	(9,687,152)	(12,901,809)	(6,355,747)	(6,643,845)

(23,017,375)	(238,247)	(30,463,691)	5,307,259	(17,669,254)	2,191,111
91,639,426	91,877,673	134,407,241	129,099,982	75,361,235	73,170,124
$68,622,051	$91,639,426	$103,943,550	$134,407,241	$57,691,981	$75,361,235

FS-47

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Moderate

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$789,143
Mortality and expense risk charge	(709,242)
Net investment income(loss)	79,901

Realized gain(loss) on investments:
Net realized gain distributions	2,260,374
Net realized gain(loss) on sale of fund shares	1,392,336
Net realized gain(loss)	3,652,710

Change in unrealized appreciation/depreciation	(16,762,646)

Net increase(decrease) in net assets resulting
from operations	$(13,030,035)

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$79,901	$76,877
Net realized gain(loss)	3,652,710	1,792,127
Net change in unrealized appreciation/depreciation	(16,762,646)	6,004,347
Net increase(decrease) in net assets resulting
from operations	(13,030,035)	7,873,351

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	269,555	1,299,982
Subaccounts transfers (including fixed account), net	(2,465,404)	496,856
Transfers for policyowner benefits and terminations	(8,041,580)	(8,266,781)
Policyowner maintenance charges	(897,862)	(1,037,942)
Net increase(decrease) from policyowner transactions	(11,135,291)	(7,507,885)

Total increase(decrease) in net assets	(24,165,326)	365,466
Net assets at beginning of period	90,335,347	89,969,881
Net assets at end of period	$66,170,021	$90,335,347

The accompanying notes are an integral part of these financial statements.

FS-48

Third Avenue		Dreyfus

Value		MidCap		Small Cap

2022		2022		2022

$113,474		$12,093		$8,370
(82,426)		(27,362)		(8,759)
31,048		(15,269)		(389)

-		666,860		112,074
282,366		41,591		3,852
282,366		708,451		115,926

761,788		(1,165,761)		(300,569)

$1,075,202		$(472,579)		$(185,032)

Value		MidCap		Small Cap

2022	2021	2022	2021	2022	2021

$31,048	$(31,855)	$(15,269)	$(18,940)	$(389)	$(3,517)
282,366	174,224	708,451	178,040	115,926	53,118
761,788	1,419,688	(1,165,761)	562,017	(300,569)	178,297

1,075,202	1,562,057	(472,579)	721,117	(185,032)	227,898

69,749	88,634	28,119	32,475	20,466	85,080
(321,348)	(565,219)	(92,185)	(295,387)	(73,172)	(125,159)
(708,824)	(923,313)	(219,556)	(355,786)	(66,989)	(62,480)
(14,722)	(15,708)	(5,516)	(6,706)	(1,069)	(1,393)
(975,145)	(1,415,606)	(289,138)	(625,404)	(120,764)	(103,952)

100,057	146,451	(761,717)	95,713	(305,796)	123,946
7,709,572	7,563,121	3,253,838	3,158,125	1,093,205	969,259
$7,809,629	$7,709,572	$2,492,121	$3,253,838	$787,409	$1,093,205

FS-49

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder
	Small
	Mid Value

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15,235
Mortality and expense risk charge	(18,093)
Net investment income(loss)	(2,858)

Realized gain(loss) on investments:
Net realized gain distributions	26,208
Net realized gain(loss) on sale of fund shares	14,326
Net realized gain(loss)	40,534

Change in unrealized appreciation/depreciation	(391,948)

Net increase(decrease) in net assets resulting
from operations	$(354,272)

	Small Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,858)	$6,079
Net realized gain(loss)	40,534	53,886
Net change in unrealized appreciation/depreciation	(391,948)	504,694
Net increase(decrease) in net assets resulting
from operations	(354,272)	564,659

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,355	22,769
Subaccounts transfers (including fixed account), net	(78,330)	(90,988)
Transfers for policyowner benefits and terminations	(191,443)	(274,507)
Policyowner maintenance charges	(3,560)	(4,251)
Net increase(decrease) from policyowner transactions	(253,978)	(346,977)

Total increase(decrease) in net assets	(608,250)	217,682
Net assets at beginning of period	2,253,189	2,035,507
Net assets at end of period	$1,644,939	$2,253,189

The accompanying notes are an integral part of these financial statements.

FS-50

Scudder				Neuberger Berman

Thematic		Alternative		Regency

2022		2022		2022

$5,293		$3,207		$5,393
(4,877)		(448)		(9,514)
416		2,759		(4,121)

6,819		47		132,040
(2,268)		63		30,570
4,551		110		162,610

(203,925)		(6,968)		(266,245)

$(198,958)		$(4,099)		$(107,756)

Thematic		Alternative		Regency

2022	2021	2022	2021	2022	2021

$416	$(4,397)	$2,759	$348	$(4,121)	$(5,179)
4,551	52,695	110	636	162,610	72,411
(203,925)	(4,505)	(6,968)	4,165	(266,245)	208,165

(198,958)	43,793	(4,099)	5,149	(107,756)	275,397

3,642	3,433	955	1,014	39,438	16,276
32,456	25,324	(993)	(4,507)	(78,327)	47,374
(76,559)	(66,172)	-	(151)	(100,495)	(136,404)
(879)	(1,213)	(38)	(37)	(1,717)	(1,914)
(41,340)	(38,628)	(76)	(3,681)	(141,101)	(74,668)

(240,298)	5,165	(4,175)	1,468	(248,857)	200,729
656,729	651,564	47,644	46,176	1,091,922	891,193
$416,431	$656,729	$43,469	$47,644	$843,065	$1,091,922

FS-51

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Intrinsic

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$382
Mortality and expense risk charge	(2,450)
Net investment income(loss)	(2,068)

Realized gain(loss) on investments:
Net realized gain distributions	30,518
Net realized gain(loss) on sale of fund shares	(5,913)
Net realized gain(loss)	24,605

Change in unrealized appreciation/depreciation	(52,274)

Net increase(decrease) in net assets resulting
from operations	$(29,737)

	Intrinsic

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,068)	$(2,351)
Net realized gain(loss)	24,605	18,027
Net change in unrealized appreciation/depreciation	(52,274)	55,596
Net increase(decrease) in net assets resulting
from operations	(29,737)	71,272

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,727	2,019
Subaccounts transfers (including fixed account), net	(76,910)	17,676
Transfers for policyowner benefits and terminations	(6,939)	(60,870)
Policyowner maintenance charges	(380)	(325)
Net increase(decrease) from policyowner transactions	(72,502)	(41,500)

Total increase(decrease) in net assets	(102,239)	29,772
Net assets at beginning of period	268,932	239,160
Net assets at end of period	$166,693	$268,932

The accompanying notes are an integral part of these financial statements.

FS-52

Neuberger Berman		T. Rowe		Pimco

Growth		Blue Chip		Total Return

2022		2022		2022

$-		$-		$226,524
(5,390)		(463,002)		(85,371)
(5,390)		(463,002)		141,153

110,046		2,241,964		-
1,217		1,491,408		(371,566)
111,263		3,733,372		(371,566)

(310,748)		(28,273,872)		(1,316,350)

$(204,875)		$(25,003,502)		$(1,546,763)

Growth		Blue Chip		Total Return

2022	2021	2022	2021	2022	2021

$(5,390)	$(7,803)	$(463,002)	$(626,479)	$141,153	$89,581
111,263	160,834	3,733,372	13,808,295	(371,566)	448,688
(310,748)	(66,539)	(28,273,872)	(3,471,771)	(1,316,350)	(782,356)

(204,875)	86,492	(25,003,502)	9,710,045	(1,546,763)	(244,087)

59,652	74,755	585,404	1,204,341	119,836	48,102
(32,564)	(132,018)	6,973,033	(4,102,312)	(908,593)	765,454
(16,101)	(119,889)	(4,513,559)	(5,943,158)	(814,478)	(687,489)
(722)	(1,185)	(283,927)	(360,347)	(13,766)	(16,668)
10,265	(178,337)	2,760,951	(9,201,476)	(1,617,001)	109,399

(194,610)	(91,845)	(22,242,551)	508,569	(3,163,764)	(134,688)
679,664	771,509	62,539,380	62,030,811	10,840,068	10,974,756
$485,054	$679,664	$40,296,829	$62,539,380	$7,676,304	$10,840,068

FS-53

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$121,098
Mortality and expense risk charge	(72,484)
Net investment income(loss)	48,614

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(147,685)
Net realized gain(loss)	(147,685)

Change in unrealized appreciation/depreciation	(452,519)

Net increase(decrease) in net assets resulting
from operations	$(551,590)

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$48,614	$(38,279)
Net realized gain(loss)	(147,685)	(9,461)
Net change in unrealized appreciation/depreciation	(452,519)	(119,001)
Net increase(decrease) in net assets resulting
from operations	(551,590)	(166,741)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,747	35,537
Subaccounts transfers (including fixed account), net	(806,100)	1,001,186
Transfers for policyowner benefits and terminations	(831,866)	(896,464)
Policyowner maintenance charges	(64,615)	(76,271)
Net increase(decrease) from policyowner transactions	(1,689,834)	63,988

Total increase(decrease) in net assets	(2,241,424)	(102,753)
Net assets at beginning of period	8,759,337	8,862,090
Net assets at end of period	$6,517,913	$8,759,337

The accompanying notes are an integral part of these financial statements.

FS-54

Pimco
				Low Duration
Short Term		Emerging		Adv.

2022		2022		2022

$27,277		$5,165		$2,750
(15,229)		(1,099)		(2,462)
12,048		4,066		288

3,892		-		-
(9,153)		(4,856)		(17,795)
(5,261)		(4,856)		(17,795)

(15,206)		(22,540)		(8,094)

$(8,419)		$(23,330)		$(25,601)

Short Term		Emerging		Low Duration Adv.

2022	2021	2022	2021	2022	2021

$12,048	$(331)	$4,066	$3,203	$288	$(3,259)
(5,261)	1,506	(4,856)	275	(17,795)	1,436
(15,206)	(7,857)	(22,540)	(7,094)	(8,094)	(9,348)

(8,419)	(6,682)	(23,330)	(3,616)	(25,601)	(11,171)

67,432	108,823	1,330	20,545	948	20,259
1,522,741	(4,050)	(11,756)	43,716	(142,187)	(9,286)
(621,548)	(34,276)	(6,370)	(4,188)	(240,154)	(39,996)
(1,874)	(640)	(158)	(157)	(372)	(761)
966,751	69,857	(16,954)	59,916	(381,765)	(29,784)

958,332	63,175	(40,284)	56,300	(407,366)	(40,955)
567,316	504,141	138,074	81,774	517,253	558,208
$1,525,648	$567,316	$97,790	$138,074	$109,887	$517,253

FS-55

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Real Return

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$229,212
Mortality and expense risk charge	(31,568)
Net investment income(loss)	197,644

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(111,027)
Net realized gain(loss)	(111,027)

Change in unrealized appreciation/depreciation	(541,480)

Net increase(decrease) in net assets resulting
from operations	$(454,863)

	Real Return

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$197,644	$114,292
Net realized gain(loss)	(111,027)	23,449
Net change in unrealized appreciation/depreciation	(541,480)	(1,798)
Net increase(decrease) in net assets resulting
from operations	(454,863)	135,943

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	151,501	236,802
Subaccounts transfers (including fixed account), net	(149,574)	1,457,803
Transfers for policyowner benefits and terminations	(276,468)	(71,820)
Policyowner maintenance charges	(3,969)	(2,514)
Net increase(decrease) from policyowner transactions	(278,510)	1,620,271

Total increase(decrease) in net assets	(733,373)	1,756,214
Net assets at beginning of period	3,460,948	1,704,734
Net assets at end of period	$2,727,575	$3,460,948

The accompanying notes are an integral part of these financial statements.

FS-56

Pimco		Ibbotson

Commodity		Balanced		Growth

2022		2022		2022

$33,764		$9,634		$8,383
(1,677)		(5,906)		(5,048)
32,087		3,728		3,335

-		26,234		21,056
4,217		(3,473)		(234)
4,217		22,761		20,822

(25,198)		(118,257)		(108,786)

$11,106		$(91,768)		$(84,629)

Commodity		Balanced		Growth

2022	2021	2022	2021	2022	2021

$32,087	$3,217	$3,728	$1,889	$3,335	$1,649
4,217	461	22,761	34,199	20,822	26,595
(25,198)	24,211	(118,257)	30,411	(108,786)	44,593

11,106	27,889	(91,768)	66,499	(84,629)	72,837

-	14,000	61	539	121	2,378
(5,730)	25,743	51,007	(7,016)	(534)	5,876
(7,204)	(4,354)	(112,824)	(59,667)	(11,888)	(4,051)
(209)	(56)	(1,033)	(1,094)	(1,047)	(1,131)
(13,143)	35,333	(62,789)	(67,238)	(13,348)	3,072

(2,037)	63,222	(154,557)	(739)	(97,977)	75,909
152,779	89,557	697,766	698,505	599,064	523,155
$150,742	$152,779	$543,209	$697,766	$501,087	$599,064

FS-57

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Income

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,716
Mortality and expense risk charge	(3,220)
Net investment income(loss)	2,496

Realized gain(loss) on investments:
Net realized gain distributions	14,339
Net realized gain(loss) on sale of fund shares	(5,983)
Net realized gain(loss)	8,356

Change in unrealized appreciation/depreciation	(60,965)

Net increase(decrease) in net assets resulting
from operations	$(50,113)

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,496	$1,702
Net realized gain(loss)	8,356	15,210
Net change in unrealized appreciation/depreciation	(60,965)	4,903
Net increase(decrease) in net assets resulting
from operations	(50,113)	21,815

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	6,993	13,122
Transfers for policyowner benefits and terminations	(51,308)	(59,277)
Policyowner maintenance charges	(731)	(706)
Net increase(decrease) from policyowner transactions	(45,046)	(46,861)

Total increase(decrease) in net assets	(95,159)	(25,046)
Net assets at beginning of period	405,639	430,685
Net assets at end of period	$310,480	$405,639

The accompanying notes are an integral part of these financial statements.

FS-58

Franklin Templeton
				Global
Global Bond		Income		Discovery

2022		2022		2022

$-		$77,682		$1,040
(292,545)		(16,645)		(760)
(292,545)		61,037		280

-		31,532		6,221
(2,044,951)		(20,611)		422
(2,044,951)		10,921		6,643

374,804		(192,670)		(11,758)

$(1,962,692)		$(120,712)		$(4,835)

Global Bond		Income		Global Discovery

2022	2021	2022	2021	2022	2021

$(292,545)	$(342,980)	$61,037	$50,679	$280	$1,288
(2,044,951)	(330,879)	10,921	8,858	6,643	760
374,804	(1,505,576)	(192,670)	142,496	(11,758)	8,556

(1,962,692)	(2,179,435)	(120,712)	202,033	(4,835)	10,604

179,237	248,580	187,732	19,337	3,565	17,900
(2,845,724)	6,029,289	184,790	189,634	2,624	(3,382)
(2,580,144)	(3,416,566)	(116,985)	(144,551)	-	(49)
(270,885)	(319,142)	(2,148)	(1,725)	(95)	(85)
(5,517,516)	2,542,161	253,389	62,695	6,094	14,384

(7,480,208)	362,726	132,677	264,728	1,259	24,988
35,830,227	35,467,501	1,585,264	1,320,536	79,338	54,350
$28,350,019	$35,830,227	$1,717,941	$1,585,264	$80,597	$79,338

FS-59

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Small Cap

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,182
Mortality and expense risk charge	(5,097)
Net investment income(loss)	85

Realized gain(loss) on investments:
Net realized gain distributions	97,788
Net realized gain(loss) on sale of fund shares	(29,474)
Net realized gain(loss)	68,314

Change in unrealized appreciation/depreciation	(131,142)

Net increase(decrease) in net assets resulting
from operations	$(62,743)

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$85	$1,536
Net realized gain(loss)	68,314	29,514
Net change in unrealized appreciation/depreciation	(131,142)	68,250
Net increase(decrease) in net assets resulting
from operations	(62,743)	99,300

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	39,540	42,031
Subaccounts transfers (including fixed account), net	(115,421)	(21,975)
Transfers for policyowner benefits and terminations	(16,204)	(11,488)
Policyowner maintenance charges	(454)	(505)
Net increase(decrease) from policyowner transactions	(92,539)	8,063

Total increase(decrease) in net assets	(155,282)	107,363
Net assets at beginning of period	542,299	434,936
Net assets at end of period	$387,017	$542,299

The accompanying notes are an integral part of these financial statements.

FS-60

Franklin Templeton		AllianceBernstein		American Funds
		Growth and
Foreign		Income		Managed

2022		2022		2022

$7,919		$3,337		$750,954
(2,442)		(2,883)		(330,990)
5,477		454		419,964

-		49,438		1,268,454
(12,930)		638		(135,225)
(12,930)		50,076		1,133,229

(16,119)		(66,185)		(7,414,119)

$(23,572)		$(15,655)		$(5,860,926)

Foreign		Growth and Income		Managed

2022	2021	2022	2021	2022	2021

$5,477	$2,184	$454	$(969)	$419,964	$141,030
(12,930)	329	50,076	9,322	1,133,229	248,564
(16,119)	4,831	(66,185)	57,206	(7,414,119)	3,469,224

(23,572)	7,344	(15,655)	65,559	(5,860,926)	3,858,818

23,549	7,841	19,346	23,794	508,352	535,070
(126,657)	695	12,272	(22,413)	787,257	4,792,488
(3,681)	(2,202)	(14,783)	(45,265)	(2,810,418)	(1,875,820)
(185)	(201)	(390)	(379)	(497,430)	(475,165)
(106,974)	6,133	16,445	(44,263)	(2,012,239)	2,976,573

(130,546)	13,477	790	21,296	(7,873,165)	6,835,391
259,650	246,173	288,251	266,955	39,207,866	32,372,475
$129,104	$259,650	$289,041	$288,251	$31,334,701	$39,207,866

FS-61

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Blue Chip

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$51,268
Mortality and expense risk charge	(30,195)
Net investment income(loss)	21,073

Realized gain(loss) on investments:
Net realized gain distributions	679,300
Net realized gain(loss) on sale of fund shares	(27,873)
Net realized gain(loss)	651,427

Change in unrealized appreciation/depreciation	(1,062,163)

Net increase(decrease) in net assets resulting
from operations	$(389,663)

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$21,073	$17,367
Net realized gain(loss)	651,427	176,873
Net change in unrealized appreciation/depreciation	(1,062,163)	598,122
Net increase(decrease) in net assets resulting
from operations	(389,663)	792,362

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	220,882	731,420
Subaccounts transfers (including fixed account), net	(474,078)	(755,221)
Transfers for policyowner benefits and terminations	(560,081)	(271,199)
Policyowner maintenance charges	(4,052)	(3,469)
Net increase(decrease) from policyowner transactions	(817,329)	(298,469)

Total increase(decrease) in net assets	(1,206,992)	493,893
Net assets at beginning of period	3,712,922	3,219,029
Net assets at end of period	$2,505,930	$3,712,922

The accompanying notes are an integral part of these financial statements.

FS-62

American Funds

Global		Growth		International

2022		2022		2022

$7,928		$9,240		$10,427
(11,970)		(28,988)		(5,949)
(4,042)		(19,748)		4,478

143,597		431,957		82,842
(46,558)		(31,547)		(5,220)
97,039		400,410		77,622

(495,662)		(1,528,530)		(240,781)

$(402,665)		$(1,147,868)		$(158,681)

Global		Growth		International

2022	2021	2022	2021	2022	2021

$(4,042)	$(7,966)	$(19,748)	$(23,915)	$4,478	$10,935
97,039	133,309	400,410	483,924	77,622	12,604
(495,662)	31,965	(1,528,530)	98,270	(240,781)	(42,338)

(402,665)	157,308	(1,147,868)	558,279	(158,681)	(18,799)

183,477	570,380	182,928	530,064	7,739	51,030
6,747	(183,036)	22,593	33,332	10,386	(22,520)
(156,933)	(107,009)	(236,292)	(169,431)	(41,220)	(34,325)
(1,698)	(1,476)	(3,605)	(3,476)	(826)	(1,046)
31,593	278,859	(34,376)	390,489	(23,921)	(6,861)

(371,072)	436,167	(1,182,244)	948,768	(182,602)	(25,660)
1,455,288	1,019,121	3,642,720	2,693,952	746,745	772,405
$1,084,216	$1,455,288	$2,460,476	$3,642,720	$564,143	$746,745

FS-63

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	New World

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,924
Mortality and expense risk charge	(6,031)
Net investment income(loss)	1,893

Realized gain(loss) on investments:
Net realized gain distributions	58,275
Net realized gain(loss) on sale of fund shares	(18,456)
Net realized gain(loss)	39,819

Change in unrealized appreciation/depreciation	(210,556)

Net increase(decrease) in net assets resulting
from operations	$(168,844)

	New World

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,893	$(737)
Net realized gain(loss)	39,819	47,809
Net change in unrealized appreciation/depreciation	(210,556)	(25,615)
Net increase(decrease) in net assets resulting
from operations	(168,844)	21,457

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	72,746	75,767
Subaccounts transfers (including fixed account), net	(47,493)	135,768
Transfers for policyowner benefits and terminations	(62,629)	(66,100)
Policyowner maintenance charges	(696)	(847)
Net increase(decrease) from policyowner transactions	(38,072)	144,588

Total increase(decrease) in net assets	(206,916)	166,045
Net assets at beginning of period	724,340	558,295
Net assets at end of period	$517,424	$724,340

The accompanying notes are an integral part of these financial statements.

FS-64

American Funds				Columbia

Growth-Income		Asset		Strategic

2022		2022		2022

$19,778		$61,611		$4,896
(16,348)		(31,348)		(1,812)
3,430		30,263		3,084

163,959		333,048		7,523
(529)		3,005		(1,070)
163,430		336,053		6,453

(518,668)		(859,532)		(34,607)

$(351,808)		$(493,216)		$(25,070)

Growth-Income		Asset		Strategic

2022	2021	2022	2021	2022	2021

$3,430	$3,544	$30,263	$17,742	$3,084	$13,399
163,430	45,577	336,053	139,854	6,453	2,515
(518,668)	272,555	(859,532)	247,786	(34,607)	(14,075)

(351,808)	321,676	(493,216)	405,382	(25,070)	1,839

163,214	355,039	420,224	219,404	329	248
(44,468)	(84,060)	(19,819)	(73,797)	(12)	(98,428)
(299,755)	(46,992)	(103,188)	(52,601)	(18,226)	(6,507)
(2,539)	(2,047)	(5,559)	(5,428)	(122)	(593)
(183,548)	221,940	291,658	87,578	(18,031)	(105,280)

(535,356)	543,616	(201,558)	492,960	(43,101)	(103,441)
1,943,928	1,400,312	3,346,346	2,853,386	212,811	316,252
$1,408,572	$1,943,928	$3,144,788	$3,346,346	$169,710	$212,811

FS-65

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Emerging

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,298)
Net investment income(loss)	(1,298)

Realized gain(loss) on investments:
Net realized gain distributions	39,040
Net realized gain(loss) on sale of fund shares	(17,940)
Net realized gain(loss)	21,100

Change in unrealized appreciation/depreciation	(78,216)

Net increase(decrease) in net assets resulting
from operations	$(58,414)

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,298)	$(235)
Net realized gain(loss)	21,100	17,661
Net change in unrealized appreciation/depreciation	(78,216)	(39,423)
Net increase(decrease) in net assets resulting
from operations	(58,414)	(21,997)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,240	9,713
Subaccounts transfers (including fixed account), net	(25,697)	(20,235)
Transfers for policyowner benefits and terminations	(3,174)	(74,686)
Policyowner maintenance charges	(173)	(418)
Net increase(decrease) from policyowner transactions	(9,804)	(85,626)

Total increase(decrease) in net assets	(68,218)	(107,623)
Net assets at beginning of period	172,836	280,459
Net assets at end of period	$104,618	$172,836

The accompanying notes are an integral part of these financial statements.

FS-66

Columbia

International		Smaller-Cap		Mid Cap

2022		2022		2022

$386		$-		$-
(1,599)		(2,301)		(6,456)
(1,213)		(2,301)		(6,456)

15,387		-		-
(234)		4,043		16,972
15,153		4,043		16,972

(41,783)		(43,761)		(86,449)

$(27,843)		$(42,019)		$(75,933)

International		Smaller-Cap		Mid Cap

2022	2021	2022	2021	2022	2021

$(1,213)	$56	$(2,301)	$(2,413)	$(6,456)	$(6,327)
15,153	1,339	4,043	4,066	16,972	38,452
(41,783)	3,352	(43,761)	51,975	(86,449)	134,060

(27,843)	4,747	(42,019)	53,628	(75,933)	166,185

8,308	466	7,030	49,748	148,839	47,000
162,607	-	(11,250)	2,463	(31,712)	(19,844)
(135)	(108)	(5,182)	(11,994)	(19,632)	(84,262)
(44)	(47)	(336)	(319)	(740)	(740)
170,736	311	(9,738)	39,898	96,755	(57,846)

142,893	5,058	(51,757)	93,526	20,822	108,339
59,881	54,823	264,605	171,079	650,167	541,828
$202,774	$59,881	$212,848	$264,605	$670,989	$650,167

FS-67

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	High Yield

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,488
Mortality and expense risk charge	(3,366)
Net investment income(loss)	13,122

Realized gain(loss) on investments:
Net realized gain distributions	2,334
Net realized gain(loss) on sale of fund shares	(7,826)
Net realized gain(loss)	(5,492)

Change in unrealized appreciation/depreciation	(55,391)

Net increase(decrease) in net assets resulting
from operations	$(47,761)

	High Yield

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$13,122	$14,431
Net realized gain(loss)	(5,492)	164
Net change in unrealized appreciation/depreciation	(55,391)	(1,330)
Net increase(decrease) in net assets resulting
from operations	(47,761)	13,265

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	10,764	3,544
Subaccounts transfers (including fixed account), net	56,859	4,392
Transfers for policyowner benefits and terminations	(53,062)	(18,038)
Policyowner maintenance charges	(394)	(524)
Net increase(decrease) from policyowner transactions	14,167	(10,626)

Total increase(decrease) in net assets	(33,594)	2,639
Net assets at beginning of period	358,282	355,643
Net assets at end of period	$324,688	$358,282

The accompanying notes are an integral part of these financial statements.

FS-68

Columbia		Ivy

Large Core		Strategy		Balanced

2022		2022		2022

$-		$101		$16,069
(7,206)		(63)		(14,288)
(7,206)		38		1,781

-		508		541,294
65,208		(3)		(14,849)
65,208		505		526,445

(222,974)		(1,679)		(808,572)

$(164,972)		$(1,136)		$(280,346)

Large Core		Strategy		Balanced

2022	2021	2022	2021	2022	2021

$(7,206)	$(7,897)	$38	$44	$1,781	$(429)
65,208	24,538	505	742	526,445	103,266
(222,974)	192,929	(1,679)	(163)	(808,572)	104,315

(164,972)	209,570	(1,136)	623	(280,346)	207,152

250	48,072	-	-	5,872	13,879
(98,047)	41,453	-	-	41,204	176,418
(34,303)	(11,781)	-	-	(88,564)	(39,246)
(510)	(520)	-	-	(2,547)	(2,670)
(132,610)	77,224	-	-	(44,035)	148,381

(297,582)	286,794	(1,136)	623	(324,381)	355,533
941,464	654,670	7,288	6,665	1,672,184	1,316,651
$643,882	$941,464	$6,152	$7,288	$1,347,803	$1,672,184

FS-69

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Energy

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,266
Mortality and expense risk charge	(2,892)
Net investment income(loss)	9,374

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	35,466
Net realized gain(loss)	35,466

Change in unrealized appreciation/depreciation	44,566

Net increase(decrease) in net assets resulting
from operations	$89,406

	Energy

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,374	$497
Net realized gain(loss)	35,466	(8,796)
Net change in unrealized appreciation/depreciation	44,566	87,747
Net increase(decrease) in net assets resulting
from operations	89,406	79,448

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	223,797	8,767
Subaccounts transfers (including fixed account), net	(67,146)	(104,322)
Transfers for policyowner benefits and terminations	(10,407)	(11,368)
Policyowner maintenance charges	(354)	(347)
Net increase(decrease) from policyowner transactions	145,890	(107,270)

Total increase(decrease) in net assets	235,296	(27,822)
Net assets at beginning of period	191,129	218,951
Net assets at end of period	$426,425	$191,129

The accompanying notes are an integral part of these financial statements.

FS-70

Ivy
Small Cap				Mid Cap
Value		Science		Growth

2022		2022		2022

$-		$-		$-
(3,307)		(14,753)		(6,234)
(3,307)		(14,753)		(6,234)

69,100		187,408		141,360
(2,854)		(69,608)		(9,995)
66,246		117,800		131,365

(123,743)		(724,049)		(392,729)

$(60,804)		$(621,002)		$(267,598)

Small Cap Value		Science		Mid Cap Growth

2022	2021	2022	2021	2022	2021

$(3,307)	$(4,607)	$(14,753)	$(18,415)	$(6,234)	$(8,301)
66,246	8,171	117,800	629,161	131,365	170,957
(123,743)	75,166	(724,049)	(379,399)	(392,729)	(47,854)

(60,804)	78,730	(621,002)	231,347	(267,598)	114,802

6,143	14,772	185,968	225,550	34,875	74,772
(15,853)	(18,413)	(102,914)	(291,486)	16,940	(147,873)
(13,915)	(88,598)	(26,257)	(74,424)	(11,785)	(36,409)
(263)	(485)	(1,855)	(1,957)	(725)	(937)
(23,888)	(92,724)	54,942	(142,317)	39,305	(110,447)

(84,692)	(13,994)	(566,060)	89,030	(228,293)	4,355
400,122	414,116	1,869,720	1,780,690	807,206	802,851
$315,430	$400,122	$1,303,660	$1,869,720	$578,913	$807,206

FS-71

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	International

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,450
Mortality and expense risk charge	(1,480)
Net investment income(loss)	1,970

Realized gain(loss) on investments:
Net realized gain distributions	11,881
Net realized gain(loss) on sale of fund shares	(1,114)
Net realized gain(loss)	10,767

Change in unrealized appreciation/depreciation	(39,600)

Net increase(decrease) in net assets resulting
from operations	$(26,863)

	International

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,970	$72
Net realized gain(loss)	10,767	2,690
Net change in unrealized appreciation/depreciation	(39,600)	16,216
Net increase(decrease) in net assets resulting
from operations	(26,863)	18,978

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	897	24,892
Subaccounts transfers (including fixed account), net	2,125	(3,078)
Transfers for policyowner benefits and terminations	(1,115)	(12,275)
Policyowner maintenance charges	(238)	(293)
Net increase(decrease) from policyowner transactions	1,669	9,246

Total increase(decrease) in net assets	(25,194)	28,224
Net assets at beginning of period	175,232	147,008
Net assets at end of period	$150,038	$175,232

The accompanying notes are an integral part of these financial statements.

FS-72

Ivy				Janus

Global		High Income		Flexible

2022		2022		2022

$533		$18,068		$8,472
(692)		(2,368)		(4,209)
(159)		15,700		4,263

10,180		-		6,603
(679)		(17,276)		(22,851)
9,501		(17,276)		(16,248)

(24,645)		(35,111)		(65,478)

$(15,303)		$(36,687)		$(77,463)

Global		High Income		Flexible

2022	2021	2022	2021	2022	2021

$(159)	$(733)	$15,700	$16,444	$4,263	$9,513
9,501	3,511	(17,276)	(1,466)	(16,248)	20,910
(24,645)	9,036	(35,111)	1,354	(65,478)	(46,400)

(15,303)	11,814	(36,687)	16,332	(77,463)	(15,977)

602	551	6,590	26,388	7,771	31,245
5,774	(1,641)	(7,137)	(6,805)	(68,650)	(198,925)
(1,563)	(112)	(68,963)	(68,676)	(125,109)	(61,248)
(83)	(93)	(274)	(483)	(254)	(591)
4,730	(1,295)	(69,784)	(49,576)	(186,242)	(229,519)

(10,573)	10,519	(106,471)	(33,244)	(263,705)	(245,496)
82,188	71,669	302,016	335,260	599,138	844,634
$71,615	$82,188	$195,545	$302,016	$335,433	$599,138

FS-73

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Putnam

	Health

	2022
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$809
Mortality and expense risk charge	(2,178)
Net investment income(loss)	(1,369)

Realized gain(loss) on investments:
Net realized gain distributions	18,371
Net realized gain(loss) on sale of fund shares	(154)
Net realized gain(loss)	18,217

Change in unrealized appreciation/depreciation	(27,512)

Net increase(decrease) in net assets resulting
from operations	$(10,664)

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2022	2021
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,369)	$139
Net realized gain(loss)	18,217	15,613
Net change in unrealized appreciation/depreciation	(27,512)	15,946
Net increase(decrease) in net assets resulting
from operations	(10,664)	31,698

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	109,428	15,459
Subaccounts transfers (including fixed account), net	(8,521)	4,480
Transfers for policyowner benefits and terminations	(8,022)	(3,216)
Policyowner maintenance charges	(303)	(267)
Net increase(decrease) from policyowner transactions	92,582	16,456

Total increase(decrease) in net assets	81,918	48,154
Net assets at beginning of period	219,834	171,680
Net assets at end of period	$301,752	$219,834

The accompanying notes are an integral part of these financial statements.

FS-74

Putnam		Van Eck

Asset		Gold		Hard Assets

2022		2022		2022

$3,061		$-		$6,203
(2,133)		(4,899)		(3,985)
928		(4,899)		2,218

21,209		-		-
(504)		(229,163)		32,851
20,705		(229,163)		32,851

(60,614)		(38,491)		(13,440)

$(38,981)		$(272,553)		$21,629

Asset		Gold		Hard Assets

2022	2021	2022	2021	2022	2021

$928	$(529)	$(4,899)	$80,564	$2,218	$(1,941)
20,705	4,374	(229,163)	39,039	32,851	4,820
(60,614)	14,529	(38,491)	(258,220)	(13,440)	36,132

(38,981)	18,374	(272,553)	(138,617)	21,629	39,011

105,083	1,416	2,066	2,023	79,007	43,751
1	16,454	73,612	(333,629)	(176,135)	11,073
(3,299)	(3,078)	(110,859)	(39,041)	(9,154)	(6,840)
(205)	(132)	(524)	(708)	(399)	(410)
101,580	14,660	(35,705)	(371,355)	(106,681)	47,574

62,599	33,034	(308,258)	(509,972)	(85,052)	86,585
173,842	140,808	498,542	1,008,514	320,397	233,812
$236,441	$173,842	$190,284	$498,542	$235,345	$320,397

FS-75

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2022 AND 2021

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2022, there are one hundred twenty-eight subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC	Company LLC, continued
(Advisor)	Fidelity, continued
Fidelity (Fund Series short cite)	*Money Market SC2
*Equity-Income IC (Subaccount short cite)	*Index 500 SC2
*Equity-Income SC	*Strategic SC2
*Equity-Income SC2
*Growth IC	Fred Alger Management, LLC
*Growth SC	Alger
*Growth SC2	*Balanced
*High Income IC
*High Income SC	Massachusetts Financial Services
*High Income SC2	Company
*Overseas IC	MFS
*Overseas SC	*Utilities
*Overseas SC2	*New Discovery
*Asset Mgr. IC	*Total Return
*Asset Mgr. SC	*Growth SC
*Asset Mgr. SC2	*New Discovery SC
*Inv. Bond IC	*Utilities SC
*Inv. Bond SC2	*Strategic
*Contrafund IC
*Contrafund SC
*Contrafund SC2
*Asset Mgr. Gr. IC
*Asset Mgr. Gr. SC
*Asset Mgr. Gr. SC2
*Mid Cap SC2
*Money Market

FS-76

1. ORGANIZATION, continued

Massachusetts Financial Services	Invesco Advisers, Inc.
Company, continued	AIM
MFS, continued	*Intl. Growth
*Research	*Global
*Blended Core SC	*Global Value
*Corporate SC	*Discovery Mid Cap
*Government SC	(Commenced April 30, 2020)
*Growth Allocation SC	*Diversified
*Moderate SC	*Value
*Conservative SC	*Real Estate
*Blended Small Cap SC
*Global Real Estate IC	Calvert Research and Management
(Commenced February 3, 2021)	(See Note 3)
*Global Real Estate SC	Summit
(Commenced August 27, 2020)	*S&P MidCap
*Russell Small Cap
Morgan Stanley Investment	*Nasdaq-100 Index
Management Inc.	*EAFE Intl.
Van Kampen	*S&P 500
*Emerging Markets	*Barclays
*Intl. Magnum	*Growth
*U.S. Real Estate	*Mod. Growth
*Global II	*Moderate
*Core Plus Fixed II
(Commenced May 30, 2019)	Third Avenue Management LLC
Third Avenue
Calvert Research and Management	*Value
Calvert
*Balanced	BNY Mellon Investment Adviser, Inc.
*Mid Cap	Dreyfus
*Balanced F	*MidCap
*Small Cap
American Century Investment
Management, Inc.
American Century
*Income & Growth
*Mid Cap Value
*Inc. & Growth II

FS-77

1. ORGANIZATION, continued

DWS Investment Management Americas, Inc.	Franklin Advisers, Inc.
Scudder (formerly DWS Variable Series II)	Franklin Templeton
*Small Mid Value	*Global Bond
*Thematic	*Income
*Alternative
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	*Small Cap
*Intrinsic
*Growth	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe
*Blue Chip	AllianceBernstein L.P.
AllianceBernstein
Pacific Investment Management	*Growth and Income
Company LLC
Pimco	Capital Research and Management Company (SM)
*Total Return	American Funds
*Low Duration	*Managed
*Short Term	*Blue Chip
*Emerging	*Global
*Low Duration Adv.	*Growth
*Real Return	*International
*Commodity	*New World
*Growth-Income
ALPS Advisors, Inc.	*Asset
Ibbotson
*Balanced
*Growth
*Income

FS-78

1. ORGANIZATION, continued

Columbia Management Investment	Janus Capital Management LLC
Advisers, LLC	(formerly Janus Capital Management LLC)
Columbia	Janus
*Strategic	*Flexible
*Emerging
*International	Putnam Investment Management, LLC
*Smaller-Cap	Putnam
*Mid Cap	*Health
*High Yield	*Asset
*Large Core
Van Eck Associates Corporation
Delaware Management Company	Van Eck
Ivy	*Gold
*Strategy	*Hard Assets
(Commenced September 28, 2017)
*Balanced
*Energy
*Small Cap Value
*Science
*Mid Cap Growth
*International
*Global
*High Income

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-79

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-80

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2022 and 2021, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-81

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2022 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,048,830	$2,003,387
Equity-Income SC	161,038	255,484
Equity-Income SC2	977,140	1,589,249
Growth IC	2,118,880	2,393,146
Growth SC	287,635	407,960
Growth SC2	962,843	805,114
High Income IC	893,404	1,362,916
High Income SC	26,451	159,047
High Income SC2	2,102,127	7,578,628
Overseas IC	257,372	627,560
Overseas SC	12,781	26,749
Overseas SC2	1,369,661	1,213,873
Asset Mgr. IC	615,598	821,602
Asset Mgr. SC	98,422	181,236
Asset Mgr. SC2	185,945	306,316
Inv. Bond IC	559,219	1,305,025
Inv. Bond SC2	6,608,484	11,804,737
Contrafund IC	1,139,947	1,907,910
Contrafund SC	332,480	924,732
Contrafund SC2	2,689,055	3,225,843
Asset Mgr. Gr. IC	94,208	91,863
Asset Mgr. Gr. SC	11,103	2,217
Asset Mgr. Gr. SC2	96,134	135,976
Mid Cap SC2	547,494	870,916
Money Market	15,706,941	12,679,994
Money Market SC2	4,029,867	2,229,645
Index 500 SC2	616,604	1,543,132
Strategic SC2	91,158	129,129

Alger:
Balanced	462,800	1,142,454

MFS:
Utilities	3,303,168	4,461,223
New Discovery	2,525,056	974,387
Total Return	1,472,000	1,927,988
Growth SC	109,583	215,577
New Discovery SC	399,083	186,588
Utilities SC	465,176	237,135
Strategic	332,697	856,640
Research	2,218,091	3,003,206
Blended Core SC	70,624	79,097
Corporate SC	105,696	175,876
Government SC	3,221	960,911

FS-82

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$127,800	$452,634
Moderate SC	402,197	147,962
Conservative SC	194,551	73,672
Blended Small Cap SC	210,941	26,168
Global Real Estate IC	79,082	55,127
Global Real Estate SC	28,948	9,408

Van Kampen:
Emerging Markets	3,848,794	1,660,143
Intl. Magnum	259,539	201,992
U.S. Real Estate	15,716,129	7,985,138
Global II	30,507	6,336
Core Plus Fixed II	19,144	101,033

Calvert:
Balanced	748,270	876,834
Mid Cap	387,789	108,548
Balanced F	87,935	15,426

American Century:
Income & Growth	12,257,958	7,934,621
Mid Cap Value	1,775,850	2,338,663
Inc. & Growth II	429,156	126,801

AIM:
Intl. Growth	1,518,049	832,461
Global	441,147	349,335
Global Value	308,069	265,461
Discovery Mid Cap	1,121,102	686,434
Diversified	104,536	70,616
Value	71,141	26,975
Real Estate	149,537	34,503

Summit:
S&P MidCap	6,821,424	8,837,270
Russell Small Cap	4,511,665	4,539,680
Nasdaq-100 Index	4,844,302	4,564,820
EAFE Intl.	2,715,727	5,507,812
S&P 500	13,349,326	19,050,001
Barclays	2,810,300	12,847,172
Growth	3,477,792	10,810,809
Mod. Growth	2,871,547	7,230,933
Moderate	3,390,338	12,185,354

FS-83

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$884,537	$1,828,634

Dreyfus:
MidCap	859,036	496,583
Small Cap	145,137	154,217

Scudder:
Small Mid Value	323,227	553,856
Thematic	84,038	118,142
Alternative	4,096	1,366

Neuberger Berman:
Regency	401,787	414,969
Intrinsic	58,014	102,067
Growth	190,849	75,929

T. Rowe:
Blue Chip	8,924,012	4,384,100

Pimco:
Total Return	1,109,159	2,585,007
Low Duration	430,313	2,071,532
Short Term	1,946,713	964,021
Emerging	6,559	19,447
Low Duration Adv.	22,538	404,016
Real Return	1,457,141	1,538,007
Commodity	58,518	39,574

Ibbotson:
Balanced	87,108	119,935
Growth	31,234	20,192
Income	78,351	106,563

Franklin Templeton:
Global Bond	603,673	6,413,733
Income	1,035,576	689,618
Global Discovery	27,789	15,193
Small Cap	168,376	163,042
Foreign	39,338	140,834

AllianceBernstein:
Growth and Income	93,397	27,061

FS-84

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$3,508,741	$3,832,562
Blue Chip	948,941	1,065,896
Global	373,281	202,133
Growth	659,427	281,594
International	110,913	47,514
New World	213,210	191,114
Growth-Income	344,140	360,299
Asset	810,385	155,416

Columbia:
Strategic	12,935	20,359
Emerging	58,515	30,577
International	186,525	1,614
Smaller-Cap	6,489	18,527
Mid Cap	144,452	54,154
High Yield	93,850	64,226
Large Core	44,724	184,540

Ivy:
Strategy	608	63
Balanced	612,290	113,249
Energy	353,720	198,456
Small Cap Value	76,445	34,541
Science	415,635	188,038
Mid Cap Growth	226,787	52,356
International	25,325	9,804
Global	17,213	2,462
High Income	36,460	90,543

Janus:
Flexible	47,791	223,168

Putnam:
Health	152,195	42,612
Asset	129,101	5,384

Van Eck:
Gold	949,576	990,180
Hard Assets	92,762	197,224

FS-85

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2022, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2022	82.92	145.28	137,297	16,182,997	1.85	1.25	1.40	(6.27)	(6.13)
2021	88.47	154.77	151,649	18,951,290	1.88	1.25	1.40	23.16	23.35
2020	71.83	125.48	163,294	16,461,478	1.80	1.25	1.40	5.21	5.37
2019	68.28	119.08	183,141	17,430,133	1.98	1.25	1.40	25.68	25.86
2018	54.33	94.61	204,296	15,498,182	2.18	1.25	1.40	(9.57)	(9.44)

Equity-Income SC
2022	90.19	90.19	19,555	1,763,649	1.79	0.95	0.95	(5.98)	(5.98)
2021	95.93	95.93	21,396	2,052,414	1.63	0.95	0.95	23.65	23.65
2020	77.58	77.58	25,552	1,982,301	1.73	0.95	0.95	5.54	5.54
2019	73.51	73.51	28,498	2,094,823	1.91	0.95	0.95	26.12	26.12
2018	58.28	58.28	30,265	1,763,917	2.18	0.95	0.95	(9.27)	(9.27)

Equity-Income SC2
2022	74.23	74.23	125,195	9,293,146	1.66	0.95	0.95	(6.14)	(6.14)
2021	79.08	79.08	138,768	10,974,114	1.65	0.95	0.95	23.43	23.43
2020	64.07	64.07	155,836	9,984,490	1.64	0.95	0.95	5.43	5.43
2019	60.77	60.77	169,085	10,274,986	1.82	0.95	0.95	25.91	25.91
2018	48.26	48.26	182,095	8,788,585	2.01	0.95	0.95	(9.40)	(9.40)

Growth IC
2022	170.22	243.88	93,575	20,636,608	0.62	1.25	1.40	(25.50)	(25.39)
2021	228.49	326.88	101,315	29,965,341	-	1.25	1.40	21.51	21.69
2020	188.04	268.62	110,405	26,839,227	0.07	1.25	1.40	41.89	42.11
2019	132.52	189.03	115,701	19,796,568	0.26	1.25	1.40	32.45	32.65
2018	100.05	142.50	127,978	16,500,025	0.24	1.25	1.40	(1.56)	(1.41)

Growth SC
2022	185.18	185.18	12,403	2,296,868	0.52	0.95	0.95	(25.23)	(25.23)
2021	247.69	247.69	13,929	3,449,992	-	0.95	0.95	21.92	21.92
2020	203.15	203.15	15,175	3,082,723	0.06	0.95	0.95	42.39	42.39
2019	142.67	142.67	17,103	2,440,117	0.16	0.95	0.95	32.92	32.92
2018	107.34	107.34	19,000	2,039,403	0.14	0.95	0.95	(1.22)	(1.22)

Growth SC2
2022	138.64	138.64	44,455	6,163,394	0.36	0.95	0.95	(25.35)	(25.35)
2021	185.73	185.73	46,844	8,700,477	-	0.95	0.95	21.74	21.74
2020	152.56	152.56	55,279	8,433,344	0.04	0.95	0.95	42.19	42.19
2019	107.29	107.29	63,508	6,813,826	0.06	0.95	0.95	32.71	32.71
2018	80.84	80.84	74,805	6,047,544	0.04	0.95	0.95	(1.38)	(1.38)

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2022	20.07	49.23	87,782	2,722,007	4.77	1.25	1.40	(12.60)	(12.47)
2021	22.96	56.25	104,043	3,741,269	5.09	1.25	1.40	2.96	3.12
2020	22.30	54.55	109,647	3,861,409	4.95	1.25	1.40	1.32	1.47
2019	22.01	53.76	127,634	4,570,348	4.89	1.25	1.40	13.51	13.68
2018	19.39	47.29	131,960	4,044,354	5.33	1.25	1.40	(4.63)	(4.49)

High Income SC
2022	21.84	21.84	21,861	477,514	4.67	0.95	0.95	(12.39)	(12.39)
2021	24.93	24.93	28,530	711,328	5.17	0.95	0.95	3.51	3.51
2020	24.09	24.09	29,713	715,695	4.28	0.95	0.95	1.68	1.68
2019	23.69	23.69	40,821	967,001	4.93	0.95	0.95	13.84	13.84
2018	20.81	20.81	46,899	975,958	5.40	0.95	0.95	(4.51)	(4.51)

High Income SC2
2022	16.54	16.54	2,323,076	38,425,406	4.78	0.95	0.95	(12.51)	(12.51)
2021	18.90	18.90	2,739,872	51,797,046	5.31	0.95	0.95	3.31	3.31
2020	18.30	18.30	2,727,367	49,910,045	4.99	0.95	0.95	1.45	1.45
2019	18.04	18.04	2,849,273	51,393,136	5.04	0.95	0.95	13.69	13.69
2018	15.87	15.87	3,065,403	48,634,957	5.39	0.95	0.95	(4.54)	(4.54)

Overseas IC
2022	38.70	47.23	75,084	3,449,426	1.03	1.25	1.40	(25.53)	(25.42)
2021	51.97	63.33	83,232	5,133,851	0.52	1.25	1.40	18.04	18.22
2020	44.03	53.57	89,993	4,695,415	0.44	1.25	1.40	14.01	14.18
2019	38.62	46.92	98,879	4,520,509	1.71	1.25	1.40	25.99	26.18
2018	30.65	37.18	108,692	3,940,416	1.50	1.25	1.40	(16.00)	(15.87)

Overseas SC
2022	42.47	42.47	10,714	454,994	0.97	0.95	0.95	(25.29)	(25.29)
2021	56.85	56.85	11,135	632,994	0.44	0.95	0.95	18.45	18.45
2020	47.99	47.99	11,956	573,813	0.33	0.95	0.95	14.40	14.40
2019	41.95	41.95	13,594	570,299	1.55	0.95	0.95	26.47	26.47
2018	33.17	33.17	15,900	527,431	1.42	0.95	0.95	(15.69)	(15.69)

Overseas SC2
2022	32.65	32.65	220,474	7,199,315	0.89	0.95	0.95	(25.39)	(25.39)
2021	43.77	43.77	216,047	9,455,634	0.32	0.95	0.95	18.26	18.26
2020	37.01	37.01	244,909	9,063,432	0.22	0.95	0.95	14.24	14.24
2019	32.39	32.39	259,055	8,391,716	1.52	0.95	0.95	26.30	26.30
2018	25.65	25.65	267,901	6,871,239	1.32	0.95	0.95	(15.86)	(15.86)

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2022	38.64	61.36	104,950	6,096,290	2.00	1.25	1.40	(16.11)	(15.99)
2021	46.06	73.04	117,268	8,074,937	1.56	1.25	1.40	8.40	8.56
2020	42.49	67.28	132,894	8,448,502	1.48	1.25	1.40	13.27	13.44
2019	37.51	59.31	145,777	8,149,931	1.73	1.25	1.40	16.61	16.78
2018	32.17	50.78	162,714	7,789,693	1.63	1.25	1.40	(6.67)	(6.53)

Asset Mgr. SC
2022	41.95	41.95	23,023	965,805	1.85	0.95	0.95	(15.83)	(15.83)
2021	49.84	49.84	26,784	1,334,921	1.45	0.95	0.95	8.76	8.76
2020	45.82	45.82	29,474	1,350,645	1.39	0.95	0.95	13.65	13.65
2019	40.32	40.32	35,814	1,443,988	1.57	0.95	0.95	17.05	17.05
2018	34.45	34.45	43,467	1,497,330	1.55	0.95	0.95	(6.34)	(6.34)

Asset Mgr. SC2
2022	32.94	32.94	44,577	1,468,574	1.77	0.95	0.95	(15.95)	(15.95)
2021	39.20	39.20	51,962	2,036,713	1.40	0.95	0.95	8.65	8.65
2020	36.08	36.08	53,808	1,941,215	1.26	0.95	0.95	13.45	13.45
2019	31.80	31.80	59,260	1,884,410	1.55	0.95	0.95	16.90	16.90
2018	27.20	27.20	64,478	1,753,915	1.48	0.95	0.95	(6.51)	(6.51)

Inv. Bond IC
2022	23.69	26.43	163,937	4,512,421	2.09	0.95	1.40	(14.16)	(13.78)
2021	27.60	30.66	200,933	6,445,446	2.00	0.95	1.40	(1.98)	(1.54)
2020	28.16	31.14	212,311	6,981,943	2.09	0.95	1.40	7.87	8.36
2019	26.11	28.73	251,075	7,638,571	2.70	0.95	1.40	8.15	8.63
2018	24.14	26.45	272,789	7,646,677	2.33	0.95	1.40	(1.92)	(1.47)

Inv. Bond SC2
2022	12.49	21.69	2,940,024	62,592,795	1.99	0.95	1.00	(14.07)	(14.03)
2021	14.54	25.23	3,387,053	83,775,363	1.81	0.95	1.00	(1.88)	(1.83)
2020	14.82	25.70	3,374,854	84,903,398	2.03	0.95	1.00	8.08	8.13
2019	13.71	23.77	3,715,232	86,492,882	2.51	0.95	1.00	8.32	8.37
2018	12.66	21.93	3,959,888	85,403,121	2.23	0.95	1.00	(1.78)	(1.73)

Contrafund IC
2022	111.81	125.17	136,942	16,452,453	0.50	1.25	1.40	(27.33)	(27.22)
2021	153.87	172.00	148,286	24,512,036	0.06	1.25	1.40	26.06	26.25
2020	122.05	136.24	163,532	21,430,504	0.25	1.25	1.40	28.75	28.94
2019	94.80	105.66	194,063	19,787,559	0.46	1.25	1.40	29.75	29.95
2018	73.06	81.31	210,425	16,525,035	0.69	1.25	1.40	(7.68)	(7.54)

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2022	121.71	121.71	31,901	3,882,659	0.40	0.95	0.95	(27.08)	(27.08)
2021	166.90	166.90	37,228	6,213,287	0.05	0.95	0.95	26.51	26.51
2020	131.93	131.93	40,997	5,408,811	0.15	0.95	0.95	29.20	29.20
2019	102.12	102.12	45,143	4,609,796	0.36	0.95	0.95	30.21	30.21
2018	78.42	78.42	48,697	3,818,993	0.59	0.95	0.95	(7.37)	(7.37)

Contrafund SC2
2022	60.83	102.66	255,644	24,821,661	0.27	0.95	1.00	(27.22)	(27.18)
2021	83.57	140.98	273,079	36,108,012	0.03	0.95	1.00	26.25	26.31
2020	66.20	111.62	314,267	33,239,035	0.08	0.95	1.00	28.94	29.00
2019	51.34	86.52	373,853	30,500,014	0.21	0.95	1.00	29.97	30.04
2018	39.50	66.54	411,654	26,005,652	0.43	0.95	1.00	(7.57)	(7.53)

Asset Mgr. Gr. IC
2022	40.61	45.06	24,124	994,480	1.77	1.25	1.40	(18.03)	(17.91)
2021	49.54	54.89	25,805	1,296,755	1.41	1.25	1.40	12.38	12.55
2020	44.08	48.77	26,444	1,182,462	1.11	1.25	1.40	15.64	15.81
2019	33.12	42.11	28,839	1,112,903	1.56	1.25	1.40	21.13	21.31
2018	27.34	34.72	30,735	979,544	1.35	1.25	1.40	(8.93)	(8.80)

Asset Mgr. Gr. SC
2022	38.25	38.25	3,266	124,922	1.76	0.95	0.95	(17.73)	(17.73)
2021	46.50	46.50	3,283	152,648	1.35	0.95	0.95	12.81	12.81
2020	41.21	41.21	3,309	136,360	1.03	0.95	0.95	16.05	16.05
2019	35.52	35.52	3,646	129,475	1.50	0.95	0.95	21.50	21.50
2018	29.23	29.23	3,730	109,021	1.35	0.95	0.95	(8.63)	(8.63)

Asset Mgr. Gr. SC2
2022	30.28	30.28	16,540	500,761	1.46	0.95	0.95	(17.83)	(17.83)
2021	36.84	36.84	19,459	716,972	1.14	0.95	0.95	12.61	12.61
2020	32.72	32.72	21,696	709,832	0.86	0.95	0.95	15.84	15.84
2019	28.24	28.24	24,044	679,075	1.29	0.95	0.95	21.34	21.34
2018	23.28	23.28	26,473	616,176	1.17	0.95	0.95	(8.76)	(8.76)

Mid Cap SC2
2022	69.23	73.58	56,740	3,703,564	0.25	0.95	1.40	(16.14)	(15.77)
2021	82.56	87.36	65,284	5,080,880	0.37	0.95	1.40	23.57	24.13
2020	66.81	70.38	69,001	4,463,685	0.40	0.95	1.40	16.23	16.75
2019	57.48	60.28	78,476	4,365,591	0.67	0.95	1.40	21.47	22.01
2018	47.33	49.40	85,143	3,924,214	0.39	0.95	1.40	(15.96)	(15.58)

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2022	0.94	0.98	15,163,897	14,659,741	1.53	0.95	1.40	0.03	0.48
2021	0.94	0.97	12,075,577	11,632,795	0.01	0.95	1.40	(1.38)	(0.93)
2020	0.95	0.98	13,074,064	12,724,373	0.29	0.95	1.40	(1.07)	(0.63)
2019	0.96	0.99	11,274,789	11,040,862	2.01	0.95	1.40	0.60	1.05
2018	0.95	0.98	16,313,597	15,809,216	1.64	0.95	1.40	0.24	0.69

Money Market SC2
2022	0.98	0.98	2,760,941	2,710,445	1.82	1.00	1.00	0.26	0.26
2021	0.98	0.98	929,540	910,223	0.01	1.00	1.00	(0.99)	(0.99)
2020	0.99	0.99	995,842	984,814	0.19	1.00	1.00	(0.76)	(0.76)
2019	1.00	1.00	803,081	800,253	1.68	1.00	1.00	0.75	0.75
2018	0.99	0.99	247,998	245,279	1.41	1.00	1.00	0.39	0.39

Index 500 SC2
2022	397.75	397.75	18,695	7,436,074	1.19	1.00	1.00	(19.23)	(19.23)
2021	492.43	492.43	21,124	10,402,035	1.05	1.00	1.00	26.99	26.99
2020	387.79	387.79	20,496	7,947,904	1.58	1.00	1.00	16.77	16.77
2019	332.09	332.09	20,649	6,857,332	1.78	1.00	1.00	29.72	29.72
2018	256.00	256.00	19,668	5,035,099	1.63	1.00	1.00	(5.68)	(5.68)

Strategic SC2
2022	12.04	12.04	38,258	460,553	3.22	1.00	1.00	(12.40)	(12.40)
2021	13.74	13.74	42,672	586,375	2.37	1.00	1.00	2.50	2.50
2020	13.41	13.41	38,346	514,055	3.34	1.00	1.00	6.09	6.09
2019	12.64	12.64	35,087	443,349	4.05	1.00	1.00	9.56	9.56
2018	11.53	11.53	26,290	303,214	3.89	1.00	1.00	(3.79)	(3.79)

Alger:
Balanced
2022	35.33	39.40	125,833	5,576,542	1.10	0.95	1.40	(12.54)	(12.14)
2021	40.40	44.84	145,985	7,377,713	0.82	0.95	1.40	17.47	18.00
2020	34.39	38.00	153,902	6,610,612	1.27	0.95	1.40	8.70	9.19
2019	31.64	34.80	161,018	6,399,968	1.47	0.95	1.40	17.85	18.38
2018	26.85	29.40	171,048	5,767,028	3.87	0.95	1.40	(4.67)	(4.24)

MFS:
Utilities
2022	104.94	117.12	255,667	27,646,868	2.35	0.95	1.40	(0.64)	(0.19)
2021	105.62	117.34	280,062	30,357,470	1.74	0.95	1.40	12.51	13.02
2020	93.87	103.83	296,276	28,474,561	2.50	0.95	1.40	4.43	4.90
2019	89.89	98.98	313,720	28,824,613	3.96	0.95	1.40	23.33	23.89
2018	72.88	79.89	356,620	26,519,980	1.11	0.95	1.40	(0.35)	0.10

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2022	53.60	59.45	108,864	6,291,408	-	0.95	1.40	(30.73)	(30.42)
2021	77.38	85.45	118,064	9,816,475	-	0.95	1.40	0.39	0.84
2020	77.08	84.73	137,249	11,321,341	-	0.95	1.40	43.86	44.52
2019	53.58	58.63	167,037	9,543,670	-	0.95	1.40	39.74	40.36
2018	38.34	41.77	170,170	6,939,604	-	0.95	1.40	(2.85)	(2.41)

Total Return
2022	35.58	40.23	131,256	5,239,584	1.74	0.95	1.40	(10.84)	(10.43)
2021	39.91	44.92	155,008	6,907,338	1.77	0.95	1.40	12.54	13.04
2020	35.46	39.73	180,086	7,098,177	2.29	0.95	1.40	8.29	8.78
2019	32.75	36.53	189,010	6,851,729	2.31	0.95	1.40	18.72	19.25
2018	27.59	30.63	203,707	6,203,249	2.14	0.95	1.40	(6.93)	(6.51)

Growth SC
2022	76.21	76.21	8,554	651,890	-	1.00	1.00	(32.48)	(32.48)
2021	112.87	112.87	10,662	1,203,431	-	1.00	1.00	22.01	22.01
2020	92.51	92.51	10,621	982,522	-	1.00	1.00	30.23	30.23
2019	71.03	71.03	10,354	735,470	-	1.00	1.00	36.41	36.41
2018	52.07	52.07	10,681	556,204	-	1.00	1.00	1.39	1.39

New Discovery SC
2022	26.64	26.64	25,745	685,851	-	1.00	1.00	(30.69)	(30.69)
2021	38.44	38.44	29,482	1,133,158	-	1.00	1.00	0.56	0.56
2020	38.22	38.22	21,858	835,400	-	1.00	1.00	44.14	44.14
2019	26.52	26.52	29,080	771,101	-	1.00	1.00	39.87	39.87
2018	18.96	18.96	26,412	500,700	-	1.00	1.00	(2.70)	(2.70)

Utilities SC
2022	45.43	45.43	46,183	2,097,971	2.31	1.00	1.00	(0.52)	(0.52)
2021	45.66	45.66	43,357	1,979,810	1.49	1.00	1.00	12.69	12.69
2020	40.52	40.52	43,862	1,777,264	2.21	1.00	1.00	4.57	4.57
2019	38.75	38.75	42,454	1,645,000	4.08	1.00	1.00	23.56	23.56
2018	31.36	31.36	31,431	985,658	0.88	1.00	1.00	(0.20)	(0.20)

Strategic
2022	10.96	11.43	220,201	2,498,189	3.37	0.95	1.40	(14.90)	(14.52)
2021	12.88	13.38	271,946	3,614,952	3.17	0.95	1.40	(0.93)	(0.48)
2020	13.00	13.44	279,065	3,727,487	3.63	0.95	1.40	7.83	8.32
2019	12.06	12.41	304,489	3,757,696	3.38	0.95	1.40	10.05	10.55
2018	10.96	11.22	366,492	4,093,648	3.91	0.95	1.40	(3.35)	(2.92)

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2022	18.62	19.29	1,311,900	25,287,200	1.86	0.95	1.40	(18.72)	(18.35)
2021	22.91	23.63	1,394,850	32,934,556	0.81	0.95	1.40	10.01	10.52
2020	20.82	21.38	1,575,087	33,654,625	2.07	0.95	1.40	11.33	11.88
2019	18.70	19.11	1,781,630	34,028,582	1.46	0.95	1.40	26.25	26.84
2018	14.81	15.07	2,003,314	30,171,994	1.48	0.95	1.40	(15.34)	(14.94)

Blended Core SC
2022	86.68	86.68	1,241	107,601	0.64	1.00	1.00	(17.03)	(17.03)
2021	104.48	104.48	1,385	144,648	1.44	1.00	1.00	27.90	27.90
2020	81.69	81.69	466	38,082	1.36	1.00	1.00	13.92	13.92
2019	71.71	71.71	436	31,230	1.13	1.00	1.00	27.59	27.59
2018	56.20	56.20	280	15,745	1.16	1.00	1.00	(8.91)	(8.91)

Corporate SC
2022	11.59	11.59	37,997	440,387	2.70	1.00	1.00	(17.45)	(17.45)
2021	14.04	14.04	45,951	645,136	2.66	1.00	1.00	(2.63)	(2.63)
2020	14.42	14.42	49,014	706,759	3.18	1.00	1.00	9.24	9.24
2019	13.20	13.20	49,328	651,113	3.54	1.00	1.00	13.32	13.32
2018	11.65	11.65	43,385	505,350	3.64	1.00	1.00	(4.27)	(4.27)

Government SC
2022	11.73	11.73	7,638	89,625	0.41	1.00	1.00	(13.32)	(13.32)
2021	13.54	13.54	85,073	1,151,636	1.96	1.00	1.00	(3.11)	(3.11)
2020	13.97	13.97	109,197	1,525,676	2.66	1.00	1.00	5.06	5.06
2019	13.30	13.30	104,208	1,385,848	2.78	1.00	1.00	5.29	5.29
2018	12.63	12.63	103,953	1,312,949	3.03	1.00	1.00	(0.83)	(0.83)

Growth Allocation SC
2022	17.50	17.50	19,797	346,445	1.57	1.00	1.00	(19.31)	(19.31)
2021	21.69	21.69	45,886	995,115	1.35	1.00	1.00	14.40	14.40
2020	18.96	18.96	22,413	424,897	1.61	1.00	1.00	14.31	14.31
2019	16.58	16.58	23,353	387,293	2.03	1.00	1.00	25.41	25.41
2018	13.22	13.22	21,817	288,510	1.55	1.00	1.00	(6.40)	(6.40)

Moderate SC
2022	17.50	17.50	43,348	758,376	1.81	1.00	1.00	(17.74)	(17.74)
2021	21.27	21.27	35,550	756,072	1.77	1.00	1.00	10.15	10.15
2020	19.31	19.31	39,739	767,254	1.74	1.00	1.00	12.94	12.94
2019	17.09	17.09	79,131	1,352,708	2.26	1.00	1.00	20.69	20.69
2018	14.16	14.16	83,325	1,180,207	1.95	1.00	1.00	(5.08)	(5.08)

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2022	13.78	13.78	24,934	343,613	2.32	1.00	1.00	(16.37)	(16.37)
2021	16.48	16.48	18,905	311,511	1.74	1.00	1.00	5.64	5.64
2020	15.60	15.60	11,058	172,470	2.38	1.00	1.00	10.95	10.95
2019	14.06	14.06	10,931	153,679	2.37	1.00	1.00	15.32	15.32
2018	12.19	12.19	8,691	105,953	2.04	1.00	1.00	(3.89)	(3.89)

Blended Small Cap SC
2022	19.95	19.95	11,905	237,504	0.55	1.00	1.00	(19.37)	(19.37)
2021	24.74	24.74	6,620	163,801	0.63	1.00	1.00	27.89	27.89
2020	19.35	19.35	13,296	257,238	0.53	1.00	1.00	1.12	1.12
2019	19.13	19.13	16,805	321,523	0.33	1.00	1.00	25.10	25.10
2018	15.29	15.29	4,608	70,476	0.60	1.00	1.00	(6.30)	(6.30)

Global Real Estate IC
2022	13.99	13.99	3,373	47,176	1.58	0.95	0.95	(27.63)	(27.63)
2021	19.33	19.33	2,251	43,502	1.80	0.95	0.95	27.57	27.57
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

Global Real Estate SC
2022	17.30	17.30	2,057	35,575	1.01	1.00	1.00	(27.86)	(27.86)
2021	23.98	23.98	1,104	26,462	0.82	1.00	1.00	28.58	28.58
2020	18.65	18.65	783	14,597	-	1.00	1.00	8.50	8.50
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2022	22.31	24.88	853,682	18,609,479	0.44	0.95	1.40	(26.12)	(25.79)
2021	30.19	33.53	849,058	24,961,745	0.83	0.95	1.40	1.56	2.02
2020	29.73	32.87	914,939	26,380,420	1.45	0.95	1.40	12.85	13.36
2019	26.35	29.00	1,049,539	26,711,711	1.07	0.95	1.40	17.93	18.46
2018	22.34	24.48	1,146,784	24,658,140	0.45	0.95	1.40	(18.62)	(18.25)

Intl. Magnum
2022	17.77	19.90	59,946	1,158,230	-	0.95	1.40	(18.09)	(17.72)
2021	21.70	24.19	67,300	1,581,433	1.86	0.95	1.40	6.86	7.35
2020	20.30	22.53	80,412	1,768,149	1.44	0.95	1.40	9.37	9.87
2019	18.56	20.51	94,885	1,905,603	1.91	0.95	1.40	16.14	16.66
2018	15.98	17.58	102,772	1,772,785	1.16	0.95	1.40	(7.81)	(7.39)

FS-94

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
U.S. Real Estate
2022	43.87	48.91	1,027,692	47,224,743	1.21	0.95	1.40	(28.06)	(27.74)
2021	60.98	67.69	1,078,084	68,577,045	2.03	0.95	1.40	37.86	38.48
2020	44.23	48.88	1,374,851	63,161,936	2.94	0.95	1.40	(18.01)	(17.64)
2019	53.95	59.35	1,166,379	65,092,376	1.86	0.95	1.40	17.29	17.82
2018	46.00	50.37	1,256,544	59,537,588	2.78	0.95	1.40	(9.00)	(8.59)

Global II
2022	11.67	11.67	6,718	78,416	-	1.00	1.00	(17.89)	(17.89)
2021	14.21	14.21	5,540	78,749	1.81	1.00	1.00	7.15	7.15
2020	13.27	13.27	6,424	85,224	1.30	1.00	1.00	9.74	9.74
2019	12.09	12.09	7,910	95,618	1.71	1.00	1.00	16.57	16.57
2018	10.37	10.37	12,934	134,121	1.01	1.00	1.00	(7.58)	(7.58)

Core Plus Fixed II
2022	10.32	10.35	26,353	272,386	2.67	0.95	1.00	(15.43)	(15.39)
2021	12.20	12.23	34,674	423,521	2.18	0.95	1.00	(1.52)	(1.47)
2020	12.39	12.42	39,625	491,653	2.29	0.95	1.00	6.48	6.53
2019	11.64	11.65	18,524	215,768	1.01	0.95	1.00	2.20	3.20
2018	-	-	-	-	-	-	-	-	-

Calvert:
Balanced
2022	4.43	4.90	1,155,620	5,387,211	1.18	0.95	1.40	(16.58)	(16.21)
2021	5.31	5.84	1,296,308	7,241,124	1.17	0.95	1.40	13.52	14.03
2020	4.67	5.12	1,366,285	6,705,211	1.53	0.95	1.40	13.66	14.17
2019	4.11	4.49	1,419,539	6,110,659	1.57	0.95	1.40	22.68	23.23
2018	3.35	3.64	1,429,263	5,004,306	1.68	0.95	1.40	(4.03)	(3.59)

Mid Cap
2022	72.45	80.18	22,753	1,725,805	-	0.95	1.40	(20.59)	(20.24)
2021	91.24	100.53	23,865	2,270,714	0.19	0.95	1.40	13.43	13.94
2020	80.43	88.23	26,901	2,246,788	0.44	0.95	1.40	10.69	11.19
2019	72.67	79.35	30,613	2,300,344	0.44	0.95	1.40	29.54	30.12
2018	56.09	60.98	33,615	1,942,140	0.52	0.95	1.40	(5.76)	(5.33)

Balanced F
2022	3.04	3.04	108,178	328,948	1.24	1.00	1.00	(16.30)	(16.30)
2021	3.63	3.63	97,156	352,982	0.95	1.00	1.00	13.58	13.58
2020	3.20	3.20	144,496	462,194	1.43	1.00	1.00	13.62	13.62
2019	2.82	2.82	154,778	435,748	1.62	1.00	1.00	23.04	23.04
2018	2.29	2.29	131,417	300,686	2.32	1.00	1.00	(3.62)	(3.62)

FS-95

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century:
Income & Growth
2022	19.69	21.88	1,760,970	38,937,292	1.73	0.95	1.40	(13.94)	(13.56)
2021	22.87	25.31	2,050,005	52,432,858	1.06	0.95	1.40	21.94	22.49
2020	18.76	20.67	2,429,786	50,772,303	1.95	0.95	1.40	10.25	10.75
2019	17.01	18.66	2,743,359	51,753,850	2.07	0.95	1.40	22.23	22.78
2018	13.92	15.20	2,992,854	45,996,242	1.91	0.95	1.40	(8.17)	(7.75)

Mid Cap Value
2022	33.24	43.41	186,704	8,076,237	2.23	0.95	1.40	(2.57)	(2.12)
2021	34.12	44.36	231,256	10,226,897	1.12	0.95	1.40	21.50	22.04
2020	28.08	36.35	271,724	9,845,369	1.82	0.95	1.40	(0.21)	0.25
2019	28.14	36.25	302,260	10,934,634	2.06	0.95	1.40	27.35	27.93
2018	22.10	28.34	331,066	9,368,898	1.41	0.95	1.40	(14.05)	(13.66)

Inc. & Growth II
2022	14.99	14.99	67,143	1,006,233	1.55	1.00	1.00	(13.70)	(13.70)
2021	17.36	17.36	63,740	1,106,830	0.84	1.00	1.00	22.12	22.12
2020	14.22	14.22	53,700	763,596	1.72	1.00	1.00	10.34	10.34
2019	12.89	12.89	57,075	735,534	1.83	1.00	1.00	22.52	22.52
2018	10.52	10.52	65,200	685,798	1.73	1.00	1.00	(8.12)	(8.12)

AIM:
Intl. Growth
2022	41.63	44.20	171,603	7,581,720	1.73	0.95	1.40	(19.44)	(19.08)
2021	51.67	54.62	177,408	9,687,766	1.25	0.95	1.40	4.42	4.89
2020	49.48	52.07	199,472	10,392,892	2.38	0.95	1.40	12.41	12.92
2019	44.02	46.11	222,832	10,285,478	1.55	0.95	1.40	26.79	27.36
2018	34.72	36.21	250,423	9,079,617	2.08	0.95	1.40	(16.16)	(15.78)

Global
2022	18.05	19.18	119,881	2,300,246	2.88	0.95	1.40	(25.98)	(25.64)
2021	24.38	25.80	114,867	2,962,546	2.77	0.95	1.40	23.97	24.53
2020	19.67	20.72	127,097	2,631,659	5.11	0.95	1.40	(13.54)	(13.15)
2019	22.75	23.85	123,310	2,940,788	4.59	0.95	1.40	21.29	21.84
2018	18.76	19.58	126,004	2,466,946	3.80	0.95	1.40	(7.46)	(7.04)

Global Value
2022	22.95	25.70	112,422	2,625,563	0.34	0.95	1.40	(22.96)	(22.61)
2021	29.79	33.21	117,888	3,559,437	0.95	0.95	1.40	14.36	14.88
2020	26.05	28.91	127,571	3,353,444	1.34	0.95	1.40	11.65	12.16
2019	23.33	25.77	145,633	3,416,459	1.38	0.95	1.40	23.46	24.02
2018	18.90	20.78	164,669	3,125,355	1.07	0.95	1.40	(16.50)	(16.12)

FS-96

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Discovery Mid Cap
2022	84.74	85.70	27,029	2,311,275	-	0.95	1.40	(31.96)	(31.63)
2021	124.53	125.35	29,852	3,735,999	-	0.95	1.40	17.49	17.97
2020	105.99	106.25	33,168	3,521,994	-	0.95	1.40	46.96	47.33
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-

Diversified
2022	35.83	35.83	12,410	444,721	1.64	1.00	1.00	(2.90)	(2.90)
2021	36.90	36.90	13,102	483,515	2.21	1.00	1.00	17.42	17.42
2020	31.43	31.43	11,463	360,276	2.73	1.00	1.00	(1.13)	(1.13)
2019	31.79	31.79	12,586	400,085	2.89	1.00	1.00	23.54	23.54
2018	25.73	25.73	10,483	269,747	2.19	1.00	1.00	(8.73)	(8.73)

Value
2022	24.92	24.92	7,799	194,313	0.48	1.00	1.00	(3.83)	(3.83)
2021	25.91	25.91	7,407	191,877	0.27	1.00	1.00	26.36	26.36
2020	20.50	20.50	7,039	144,316	0.66	1.00	1.00	(0.15)	(0.15)
2019	20.53	20.53	6,699	137,539	0.41	1.00	1.00	23.47	23.47
2018	16.63	16.63	7,288	121,191	0.22	1.00	1.00	(13.74)	(13.74)

Real Estate
2022	16.07	16.07	33,353	536,098	3.03	1.00	1.00	(25.88)	(25.88)
2021	21.69	21.69	27,325	592,591	2.38	1.00	1.00	24.20	24.20
2020	17.46	17.46	31,060	542,356	4.63	1.00	1.00	(13.43)	(13.43)
2019	20.17	20.17	36,632	738,912	3.79	1.00	1.00	21.43	21.43
2018	16.61	16.61	15,883	263,842	3.60	1.00	1.00	(7.27)	(7.27)

Summit:
S&P MidCap
2022	50.70	55.87	961,350	52,600,077	0.92	0.95	1.40	(14.53)	(14.15)
2021	59.32	65.07	1,102,158	70,360,366	0.82	0.95	1.40	22.69	23.24
2020	48.35	52.80	1,328,710	69,091,949	1.23	0.95	1.40	11.75	12.25
2019	43.27	47.04	1,489,617	69,037,353	1.16	0.95	1.40	24.09	24.64
2018	34.87	37.74	1,650,064	61,342,574	1.13	0.95	1.40	(12.57)	(12.17)

Russell Small Cap
2022	30.55	35.19	867,560	29,232,893	0.80	0.95	1.40	(21.62)	(21.26)
2021	38.98	44.70	960,671	41,132,281	0.74	0.95	1.40	12.94	13.45
2020	34.51	39.40	1,133,223	42,847,908	1.07	0.95	1.40	17.98	18.51
2019	29.25	33.25	1,327,973	42,427,196	0.92	0.95	1.40	23.34	23.89
2018	23.72	26.83	1,453,099	37,509,194	1.04	0.95	1.40	(12.47)	(12.07)

FS-97

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Nasdaq-100 Index
2022	24.10	26.63	1,425,319	38,335,243	0.18	0.95	1.40	(33.61)	(33.28)
2021	36.30	39.92	1,467,385	59,093,189	0.27	0.95	1.40	25.07	25.68
2020	29.02	31.76	1,776,601	56,996,634	0.44	0.95	1.40	46.13	46.83
2019	19.86	21.63	2,378,028	52,075,469	0.51	0.95	1.40	36.79	37.47
2018	14.52	15.74	2,727,974	43,477,405	0.54	0.95	1.40	(1.86)	(1.41)

EAFE Intl.
2022	98.89	105.47	378,904	40,114,969	3.56	0.95	1.40	(15.68)	(15.39)
2021	117.28	124.65	414,423	51,862,622	1.72	0.95	1.40	9.38	9.83
2020	107.22	113.49	472,036	53,797,148	3.33	0.95	1.40	6.27	6.75
2019	100.90	106.31	503,516	53,759,585	2.64	0.95	1.40	19.47	20.12
2018	84.45	88.51	550,619	48,947,533	3.27	0.95	1.40	(14.75)	(14.40)

S&P 500
2022	262.46	279.55	474,950	131,127,744	1.21	0.95	1.40	(19.47)	(19.11)
2021	325.92	345.59	531,165	181,538,527	1.28	0.95	1.40	26.64	27.21
2020	257.36	271.67	633,119	170,453,264	1.66	0.95	1.40	16.46	16.98
2019	220.99	232.23	728,486	167,938,678	1.76	0.95	1.40	29.33	29.91
2018	170.87	178.76	825,622	146,692,175	1.88	0.95	1.40	(6.06)	(5.64)

Barclays
2022	55.51	58.76	1,165,938	68,622,051	2.60	0.95	1.40	(13.73)	(13.35)
2021	64.35	67.81	1,349,109	91,639,426	2.39	0.95	1.40	(3.21)	(2.75)
2020	66.48	69.73	1,315,258	91,877,673	2.80	0.95	1.40	5.84	6.32
2019	62.81	65.58	1,443,493	94,851,133	3.13	0.95	1.40	6.93	7.39
2018	58.74	61.07	1,565,627	95,805,171	3.11	0.95	1.40	(1.77)	(1.31)

Growth
2022	20.23	20.37	5,111,361	103,943,550	0.96	0.95	1.00	(15.78)	(15.74)
2021	24.02	24.18	5,567,934	134,407,241	0.97	0.95	1.00	14.72	14.77
2020	20.94	21.07	6,137,131	129,099,982	1.64	0.95	1.00	1.14	1.19
2019	20.71	20.82	6,914,702	143,773,240	1.33	0.95	1.00	18.04	18.10
2018	17.54	17.63	8,113,526	142,889,021	1.12	0.95	1.00	(8.42)	(8.38)

Mod. Growth
2022	19.39	20.06	2,856,605	57,691,981	1.00	0.95	1.40	(15.78)	(15.41)
2021	23.02	23.71	3,156,209	75,361,235	0.98	0.95	1.40	12.09	12.57
2020	20.54	21.06	3,449,586	73,170,124	1.60	0.95	1.40	2.30	2.77
2019	20.08	20.49	3,658,866	75,547,277	1.43	0.95	1.40	16.97	17.45
2018	17.16	17.45	4,063,912	71,465,285	1.23	0.95	1.40	(7.97)	(7.57)

FS-98

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Moderate
2022	18.76	19.43	3,413,348	66,170,021	1.06	0.95	1.40	(15.36)	(14.98)
2021	22.16	22.86	3,961,547	90,335,347	1.04	0.95	1.40	8.54	9.03
2020	20.42	20.97	4,301,353	89,969,881	1.68	0.95	1.40	3.89	4.37
2019	19.66	20.09	4,511,397	90,423,044	1.55	0.95	1.40	15.39	15.91
2018	17.03	17.33	4,898,172	84,706,330	1.36	0.95	1.40	(7.05)	(6.62)

Third Avenue:
Value
2022	41.03	45.21	174,929	7,809,629	1.45	0.95	1.40	14.50	15.02
2021	35.84	39.31	198,302	7,709,572	0.67	0.95	1.40	20.38	20.92
2020	29.77	32.51	234,651	7,563,121	2.67	0.95	1.40	(3.75)	(3.32)
2019	30.93	33.62	269,554	8,983,240	0.27	0.95	1.40	10.90	11.40
2018	27.89	30.18	290,093	8,683,055	1.84	0.95	1.40	(21.45)	(21.10)

Dreyfus:
MidCap
2022	45.32	49.61	58,611	2,492,121	0.45	0.95	1.40	(15.47)	(15.09)
2021	53.61	58.43	64,905	3,253,838	0.45	0.95	1.40	23.82	24.38
2020	43.30	46.97	77,957	3,158,125	0.54	0.95	1.40	6.35	6.83
2019	40.71	43.97	88,468	3,350,989	0.41	0.95	1.40	18.19	18.73
2018	34.46	37.04	103,357	3,341,299	0.34	0.95	1.40	(16.86)	(16.49)

Small Cap
2022	28.52	28.52	27,612	787,409	0.95	1.00	1.00	(17.48)	(17.48)
2021	34.56	34.56	31,636	1,093,205	0.67	1.00	1.00	24.89	24.89
2020	27.67	27.67	35,032	969,259	1.06	1.00	1.00	9.54	9.54
2019	25.26	25.26	35,637	900,180	0.88	1.00	1.00	21.00	21.00
2018	20.88	20.88	37,457	781,943	0.75	1.00	1.00	(9.88)	(9.88)

Scudder:
Small Mid Value
2022	22.18	23.68	69,804	1,644,939	0.85	0.95	1.40	(16.97)	(16.60)
2021	26.71	28.39	79,770	2,253,189	1.29	0.95	1.40	28.69	29.27
2020	20.75	21.96	93,205	2,035,507	1.43	0.95	1.40	(2.18)	(1.74)
2019	21.22	22.35	103,124	2,293,928	0.74	0.95	1.40	19.83	20.37
2018	17.70	18.57	124,080	2,296,544	1.37	0.95	1.40	(17.19)	(16.81)

FS-99

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Thematic
2022	12.87	13.75	30,414	416,431	1.08	0.95	1.40	(29.50)	(29.19)
2021	18.71	19.41	33,928	656,729	0.34	0.95	1.40	6.61	7.09
2020	17.55	18.13	36,011	651,564	1.45	0.95	1.40	20.99	21.53
2019	14.15	14.91	44,399	662,550	1.29	0.95	1.40	29.39	29.99
2018	10.94	11.47	39,958	459,005	0.97	0.95	1.40	(17.85)	(17.48)

Alternative
2022	14.94	14.94	2,910	43,469	7.12	1.00	1.00	(8.65)	(8.65)
2021	16.35	16.35	2,914	47,644	1.71	1.00	1.00	11.23	11.23
2020	14.70	14.70	3,141	46,176	2.38	1.00	1.00	4.27	4.27
2019	14.10	14.10	3,274	46,159	3.43	1.00	1.00	13.21	13.21
2018	12.45	12.45	3,141	39,117	1.88	1.00	1.00	(10.25)	(10.25)

Neuberger Berman:
Regency
2022	32.13	34.23	24,869	843,065	0.59	0.95	1.40	(11.00)	(10.60)
2021	36.10	38.29	28,922	1,091,922	0.56	0.95	1.40	30.96	31.55
2020	27.57	29.11	30,898	891,193	1.18	0.95	1.40	(3.97)	(3.54)
2019	27.95	30.18	34,813	1,044,945	0.65	0.95	1.40	15.14	15.64
2018	24.28	26.10	38,737	1,006,456	0.63	0.95	1.40	(16.44)	(16.08)

Intrinsic
2022	25.55	25.55	6,525	166,693	0.16	1.00	1.00	(10.84)	(10.84)
2021	28.66	28.66	9,385	268,932	0.20	1.00	1.00	31.20	31.20
2020	21.84	21.84	10,950	239,160	0.63	1.00	1.00	(3.80)	(3.80)
2019	22.70	22.70	12,177	276,464	0.22	1.00	1.00	15.28	15.28
2018	19.69	19.69	13,743	270,674	0.23	1.00	1.00	(16.32)	(16.32)

Growth
2022	35.87	35.87	13,523	485,054	-	1.00	1.00	(29.53)	(29.53)
2021	50.90	50.90	13,353	679,664	-	1.00	1.00	11.61	11.61
2020	45.61	45.61	16,916	771,509	-	1.00	1.00	38.32	38.32
2019	32.97	32.97	17,299	570,387	-	1.00	1.00	31.17	31.17
2018	25.14	25.14	19,983	502,336	-	1.00	1.00	(7.49)	(7.49)

T. Rowe:
Blue Chip
2022	31.65	33.79	1,184,404	40,296,829	-	0.95	1.40	(39.51)	(39.24)
2021	52.33	55.62	1,115,047	62,539,380	-	0.95	1.40	15.71	16.22
2020	45.23	47.86	1,285,413	62,030,811	-	0.95	1.40	32.05	32.65
2019	34.25	36.08	1,613,185	58,648,453	-	0.95	1.40	27.78	28.36
2018	26.80	28.11	1,824,977	51,679,740	-	0.95	1.40	0.23	0.69

FS-100

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco:
Total Return
2022	12.80	13.61	563,941	7,676,304	2.59	0.95	1.40	(15.49)	(15.11)
2021	15.14	16.04	675,983	10,840,068	1.83	0.95	1.40	(2.63)	(2.19)
2020	15.55	16.39	669,168	10,974,756	2.14	0.95	1.40	7.13	7.62
2019	14.52	15.23	749,863	11,436,444	3.02	0.95	1.40	6.85	7.33
2018	13.58	14.19	860,599	12,234,739	2.54	0.95	1.40	(1.91)	(1.47)

Low Duration
2022	9.77	10.17	642,112	6,517,913	1.62	0.95	1.40	(7.05)	(6.64)
2021	10.53	10.89	805,350	8,759,337	0.52	0.95	1.40	(2.30)	(1.85)
2020	10.78	11.10	799,381	8,862,090	1.20	0.95	1.40	1.55	2.01
2019	10.61	10.88	815,501	8,864,385	2.77	0.95	1.40	2.58	3.04
2018	10.35	10.56	850,499	8,973,216	1.90	0.95	1.40	(1.04)	(0.60)

Short Term
2022	10.62	10.62	143,712	1,525,648	1.78	1.00	1.00	(1.24)	(1.24)
2021	10.75	10.75	52,776	567,316	0.93	1.00	1.00	(1.14)	(1.14)
2020	10.87	10.87	46,363	504,141	1.12	1.00	1.00	1.12	1.12
2019	10.75	10.75	13,350	143,563	2.37	1.00	1.00	1.68	1.68
2018	10.58	10.58	13,414	141,870	2.08	1.00	1.00	0.42	0.42

Emerging
2022	12.89	12.89	7,586	97,790	4.70	1.00	1.00	(16.64)	(16.64)
2021	15.46	15.46	8,929	138,074	4.38	1.00	1.00	(3.62)	(3.62)
2020	16.04	16.04	5,097	81,774	4.50	1.00	1.00	5.53	5.53
2019	15.20	15.20	5,426	82,486	4.32	1.00	1.00	13.52	13.52
2018	13.39	13.39	6,308	84,476	4.04	1.00	1.00	(5.77)	(5.77)

Low Duration Adv.
2022	9.79	9.79	11,220	109,887	1.12	1.00	1.00	(6.77)	(6.77)
2021	10.51	10.51	49,236	517,253	0.42	1.00	1.00	(2.01)	(2.01)
2020	10.72	10.72	52,069	558,208	1.11	1.00	1.00	1.86	1.86
2019	10.52	10.52	33,336	350,857	2.66	1.00	1.00	2.89	2.89
2018	10.23	10.23	31,660	323,853	1.81	1.00	1.00	(0.75)	(0.75)

Real Return
2022	12.82	13.33	205,217	2,727,575	7.08	0.95	1.40	(13.21)	(12.82)
2021	14.77	15.30	226,774	3,460,948	5.09	0.95	1.40	4.02	4.49
2020	14.20	14.64	116,938	1,704,734	1.33	0.95	1.40	10.03	10.54
2019	12.90	13.24	76,925	1,016,872	1.68	0.95	1.40	6.81	7.31
2018	12.08	12.34	61,242	755,019	2.44	0.95	1.40	(3.68)	(3.23)

FS-101

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Commodity
2022	10.70	10.70	14,093	150,742	20.03	1.00	1.00	7.59	7.59
2021	9.94	9.94	15,367	152,779	4.02	1.00	1.00	31.79	31.79
2020	7.54	7.54	11,872	89,557	6.13	1.00	1.00	0.22	0.22
2019	7.53	7.53	10,569	79,551	4.28	1.00	1.00	10.25	10.25
2018	6.83	6.83	12,176	83,135	1.97	1.00	1.00	(15.06)	(15.06)

Ibbotson:
Balanced
2022	15.14	15.31	34,005	543,209	1.64	0.95	1.40	(14.09)	(13.70)
2021	17.54	17.82	37,681	697,766	1.28	0.95	1.40	9.25	9.74
2020	15.99	16.31	41,420	698,505	1.85	0.95	1.40	7.60	8.09
2019	14.79	15.16	65,579	1,027,190	1.81	0.95	1.40	14.65	15.16
2018	12.84	13.22	92,854	1,264,783	1.86	0.95	1.40	(7.54)	(7.12)

Growth
2022	16.48	17.38	28,987	501,087	1.58	0.95	1.40	(14.46)	(14.07)
2021	19.26	20.23	29,774	599,064	1.24	0.95	1.40	13.32	13.80
2020	17.00	17.77	29,443	523,155	1.92	0.95	1.40	8.49	8.97
2019	12.93	14.40	39,226	635,628	1.67	0.95	1.40	18.11	18.63
2018	12.19	13.75	61,169	837,303	1.65	0.95	1.40	(9.32)	(8.91)

Income
2022	13.80	14.48	21,476	310,480	1.71	0.95	1.40	(13.40)	(13.36)
2021	15.93	16.72	24,339	405,639	1.40	0.95	1.40	4.99	5.46
2020	15.17	15.85	27,327	430,685	1.59	0.95	1.40	7.13	7.40
2019	14.16	14.76	39,183	577,373	1.57	0.95	1.40	11.34	11.84
2018	12.72	13.20	62,556	824,053	1.93	0.95	1.40	(5.59)	(5.16)

Franklin Templeton:
Global Bond
2022	14.99	15.58	1,822,846	28,350,019	-	0.95	1.40	(6.27)	(5.85)
2021	15.99	16.55	2,170,079	35,830,227	-	0.95	1.40	(6.33)	(5.89)
2020	17.07	17.58	2,021,162	35,467,501	8.06	0.95	1.40	(6.60)	(6.18)
2019	18.28	18.74	2,024,219	37,852,702	7.08	0.95	1.40	0.61	1.05
2018	18.17	18.55	2,007,173	37,135,314	-	0.95	1.40	0.53	0.97

Income
2022	19.05	19.20	84,544	1,717,941	4.71	0.95	1.40	(6.78)	(6.36)
2021	20.34	20.59	72,742	1,585,264	4.60	0.95	1.40	15.14	15.66
2020	17.59	17.89	70,018	1,320,536	6.09	0.95	1.40	(0.71)	(0.26)
2019	17.63	18.01	76,002	1,435,487	4.99	0.95	1.40	14.45	14.95
2018	15.74	16.59	64,813	1,064,120	4.54	0.95	1.40	(5.64)	(5.21)

FS-102

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Global Discovery
2022	26.36	26.36	3,058	80,597	1.36	1.00	1.00	(5.69)	(5.69)
2021	27.95	27.95	2,839	79,338	2.82	1.00	1.00	17.95	17.95
2020	23.70	23.70	2,294	54,350	2.40	1.00	1.00	(5.41)	(5.41)
2019	25.05	25.05	1,129	28,276	1.79	1.00	1.00	23.13	23.13
2018	20.35	20.35	1,017	20,695	2.34	1.00	1.00	(12.10)	(12.10)

Small Cap
2022	31.03	31.03	12,473	387,017	1.01	1.00	1.00	(10.96)	(10.96)
2021	34.85	34.85	15,563	542,299	1.27	1.00	1.00	24.12	24.12
2020	28.07	28.07	15,492	434,936	1.32	1.00	1.00	4.14	4.14
2019	26.96	26.96	14,161	381,754	1.06	1.00	1.00	25.09	25.09
2018	21.55	21.55	14,610	314,837	0.90	1.00	1.00	(13.75)	(13.75)

Foreign
2022	13.94	13.94	9,259	129,104	3.23	1.00	1.00	(8.52)	(8.52)
2021	15.24	15.24	17,035	259,650	1.83	1.00	1.00	3.13	3.13
2020	14.78	14.78	16,655	246,173	3.29	1.00	1.00	(2.14)	(2.14)
2019	15.10	15.10	9,382	141,702	1.70	1.00	1.00	11.41	11.41
2018	13.56	13.56	8,589	116,444	2.64	1.00	1.00	(16.29)	(16.29)

AllianceBernstein:
Growth and Income
2022	53.35	53.35	5,418	289,041	1.15	1.00	1.00	(5.37)	(5.37)
2021	56.37	56.37	5,113	288,251	0.66	1.00	1.00	26.57	26.57
2020	44.54	44.54	5,994	266,955	1.39	1.00	1.00	1.45	1.45
2019	43.90	43.90	5,883	258,270	1.06	1.00	1.00	22.38	22.38
2018	35.87	35.87	2,633	94,454	0.81	1.00	1.00	(6.78)	(6.78)

American Funds:
Managed
2022	14.27	15.48	2,144,627	31,334,701	2.18	0.95	1.00	(14.82)	(14.78)
2021	16.75	18.17	2,292,660	39,207,866	1.35	0.95	1.00	11.39	11.44
2020	15.03	16.31	2,113,782	32,372,475	1.41	0.95	1.00	4.83	4.88
2019	14.33	15.56	1,626,922	23,694,565	2.23	0.95	1.00	7.56	16.81
2018	13.32	13.32	51,561	686,786	1.36	1.00	1.00	(5.84)	(5.84)

Blue Chip
2022	22.86	22.86	109,614	2,505,930	1.69	1.00	1.00	(9.36)	(9.36)
2021	25.22	25.22	147,210	3,712,922	1.51	1.00	1.00	26.51	26.51
2020	19.94	19.94	161,465	3,219,029	1.71	1.00	1.00	7.60	7.60
2019	18.53	18.53	185,553	3,437,909	2.08	1.00	1.00	20.17	20.17
2018	15.42	15.42	183,945	2,835,981	2.02	1.00	1.00	(9.57)	(9.57)

FS-103

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
Global
2022	45.47	45.47	23,842	1,084,216	0.66	1.00	1.00	(25.48)	(25.48)
2021	61.03	61.03	23,846	1,455,288	0.35	1.00	1.00	15.27	15.27
2020	52.95	52.95	19,249	1,019,121	0.37	1.00	1.00	29.17	29.17
2019	40.99	40.99	18,072	740,779	1.20	1.00	1.00	33.93	33.93
2018	30.60	30.60	15,140	463,335	0.72	1.00	1.00	(9.95)	(9.95)

Growth
2022	150.45	150.45	16,354	2,460,476	0.32	1.00	1.00	(30.63)	(30.63)
2021	216.88	216.88	16,796	3,642,720	0.23	1.00	1.00	20.78	20.78
2020	179.57	179.57	15,002	2,693,952	0.31	1.00	1.00	50.57	50.57
2019	119.26	119.26	15,458	1,843,547	0.76	1.00	1.00	29.48	29.48
2018	92.11	92.11	14,582	1,343,114	0.45	1.00	1.00	(1.24)	(1.24)

International
2022	21.84	21.84	25,831	564,143	1.75	1.00	1.00	(21.57)	(21.57)
2021	27.85	27.85	26,816	746,745	2.39	1.00	1.00	(2.47)	(2.47)
2020	28.55	28.55	27,052	772,405	0.66	1.00	1.00	12.84	12.84
2019	25.30	25.30	29,733	752,357	1.52	1.00	1.00	21.66	21.66
2018	20.80	20.80	25,575	531,914	1.80	1.00	1.00	(14.00)	(14.00)

New World
2022	24.95	26.68	19,594	517,424	1.29	0.95	1.00	(22.87)	(22.83)
2021	32.34	34.59	21,364	724,340	0.88	0.95	1.00	3.88	3.93
2020	31.11	33.29	16,867	558,295	0.07	0.95	1.00	21.96	22.35
2019	27.21	27.21	14,665	399,055	0.98	1.00	1.00	27.86	27.86
2018	21.28	21.28	17,286	367,877	0.87	1.00	1.00	(14.90)	(14.90)

Growth-Income
2022	83.62	83.62	16,845	1,408,572	1.21	1.00	1.00	(17.32)	(17.32)
2021	101.14	101.14	19,221	1,943,928	1.22	1.00	1.00	22.86	22.86
2020	82.31	82.31	17,012	1,400,312	1.29	1.00	1.00	12.42	12.42
2019	73.22	73.22	24,933	1,825,684	1.73	1.00	1.00	24.89	24.89
2018	58.63	58.63	23,428	1,373,649	1.44	1.00	1.00	(2.77)	(2.77)

Asset
2022	31.46	31.46	99,965	3,144,788	1.96	1.00	1.00	(14.26)	(14.26)
2021	36.69	36.69	91,201	3,346,346	1.56	1.00	1.00	13.96	13.96
2020	32.20	32.20	88,621	2,853,386	1.62	1.00	1.00	11.34	11.34
2019	28.92	28.92	96,166	2,780,969	2.01	1.00	1.00	20.03	20.03
2018	24.09	24.09	78,874	1,900,311	1.99	1.00	1.00	(5.56)	(5.56)

FS-104

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia:
Strategic
2022	4.99	4.99	34,012	169,710	2.69	1.00	1.00	(12.39)	(12.39)
2021	5.70	5.70	37,364	212,811	5.15	1.00	1.00	0.62	0.62
2020	5.66	5.66	55,869	316,252	3.30	1.00	1.00	5.56	5.56
2019	5.36	5.36	54,529	292,401	3.76	1.00	1.00	9.12	9.12
2018	4.91	4.91	33,431	164,278	3.27	1.00	1.00	(1.63)	(1.63)

Emerging
2022	16.48	16.48	6,347	104,618	-	1.00	1.00	(33.74)	(33.74)
2021	24.87	24.87	6,948	172,836	0.92	1.00	1.00	(8.39)	(8.39)
2020	27.15	27.15	10,329	280,459	0.37	1.00	1.00	31.84	31.84
2019	20.59	20.59	11,111	228,828	0.14	1.00	1.00	29.97	29.97
2018	15.85	15.85	11,663	184,815	0.29	1.00	1.00	(22.45)	(22.45)

International
2022	15.95	15.95	12,715	202,774	0.24	1.00	1.00	(15.75)	(15.75)
2021	18.93	18.93	3,164	59,881	1.09	1.00	1.00	8.65	8.65
2020	17.42	17.42	3,147	54,823	1.36	1.00	1.00	7.74	7.74
2019	16.17	16.17	2,476	40,037	1.81	1.00	1.00	23.91	23.91
2018	13.05	13.05	2,484	32,419	2.57	1.00	1.00	(17.64)	(17.64)

Smaller-Cap
2022	27.60	27.60	7,711	212,848	-	1.00	1.00	(15.77)	(15.77)
2021	32.77	32.77	8,074	264,605	-	1.00	1.00	29.32	29.32
2020	25.34	25.34	6,751	171,079	-	1.00	1.00	7.84	7.84
2019	23.50	23.50	5,229	122,888	-	1.00	1.00	16.28	16.28
2018	20.21	20.21	4,823	97,477	-	1.00	1.00	(13.69)	(13.69)

Mid Cap
2022	30.27	30.27	22,165	670,989	-	1.00	1.00	(10.56)	(10.56)
2021	33.85	33.85	19,209	650,167	-	1.00	1.00	30.67	30.67
2020	25.90	25.90	20,918	541,828	-	1.00	1.00	6.19	6.19
2019	24.39	24.39	18,618	454,181	-	1.00	1.00	29.95	29.95
2018	18.77	18.77	20,008	375,609	-	1.00	1.00	(14.38)	(14.38)

High Yield
2022	7.88	7.88	41,186	324,688	4.87	1.00	1.00	(11.66)	(11.66)
2021	8.92	8.92	40,147	358,282	4.99	1.00	1.00	3.75	3.75
2020	8.60	8.60	41,345	355,643	5.62	1.00	1.00	5.25	5.25
2019	8.17	8.17	38,651	315,888	5.54	1.00	1.00	15.37	15.37
2018	7.08	7.08	38,444	272,350	5.48	1.00	1.00	(4.96)	(4.96)

FS-105

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
Large Core
2022	65.15	65.15	9,884	643,882	-	1.00	1.00	(19.74)	(19.74)
2021	81.17	81.17	11,599	941,464	-	1.00	1.00	31.12	31.12
2020	61.91	61.91	10,575	654,670	-	1.00	1.00	12.70	12.70
2019	54.93	54.93	10,788	592,641	-	1.00	1.00	23.23	23.23
2018	44.58	44.58	7,333	326,867	-	1.00	1.00	(4.81)	(4.81)

Ivy:
Strategy
2022	11.03	11.03	558	6,152	1.59	1.00	1.00	(15.58)	(15.58)
2021	13.06	13.06	558	7,288	1.63	1.00	1.00	9.35	9.35
2020	11.95	11.95	558	6,665	2.11	1.00	1.00	12.74	12.74
2019	10.60	10.60	558	5,911	2.19	1.00	1.00	20.57	20.57
2018	8.79	8.79	558	4,903	1.86	1.00	1.00	(6.38)	(6.38)

Balanced
2022	7.76	9.97	123,535	1,347,803	1.12	0.95	1.40	(17.22)	(16.88)
2021	12.04	12.34	127,205	1,672,184	0.97	0.95	1.40	14.36	14.87
2020	10.53	10.75	114,585	1,316,651	1.36	0.95	1.40	12.53	13.03
2019	9.36	9.51	112,232	1,153,295	1.79	0.95	1.40	20.40	20.94
2018	7.77	7.86	101,402	880,946	1.45	0.95	1.40	(4.59)	(4.16)

Energy
2022	5.09	5.09	83,856	426,425	4.20	1.00	1.00	48.98	48.98
2021	3.41	3.41	55,996	191,129	1.20	1.00	1.00	40.59	40.59
2020	2.43	2.43	90,183	218,951	2.21	1.00	1.00	(37.46)	(37.46)
2019	3.88	3.88	50,709	196,867	-	1.00	1.00	2.45	2.45
2018	3.79	3.79	43,428	164,568	-	1.00	1.00	(34.79)	(34.79)

Small Cap Value
2022	26.24	26.24	12,020	315,430	-	1.00	1.00	(15.65)	(15.65)
2021	31.11	31.11	12,861	400,122	-	1.00	1.00	19.58	19.58
2020	26.02	26.02	15,917	414,116	-	1.00	1.00	5.96	5.96
2019	24.55	24.55	17,046	418,551	-	1.00	1.00	23.09	23.09
2018	19.95	19.95	20,016	399,258	0.10	1.00	1.00	(11.38)	(11.38)

Science
2022	43.26	43.26	30,138	1,303,660	-	1.00	1.00	(32.52)	(32.52)
2021	64.10	64.10	29,169	1,869,720	-	1.00	1.00	14.02	14.02
2020	56.22	56.22	31,676	1,780,690	-	1.00	1.00	34.02	34.02
2019	41.95	41.95	34,243	1,436,389	-	1.00	1.00	48.00	48.00
2018	28.34	28.34	30,527	865,193	-	1.00	1.00	(6.18)	(6.18)

FS-106

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Mid Cap Growth
2022	19.58	19.58	29,561	578,913	-	1.00	1.00	(31.48)	(31.48)
2021	28.58	28.58	28,243	807,206	-	1.00	1.00	15.20	15.20
2020	24.81	24.81	32,360	802,851	-	1.00	1.00	47.52	47.52
2019	16.82	16.82	38,924	654,615	-	1.00	1.00	36.57	36.57
2018	12.31	12.31	39,638	488,111	-	1.00	1.00	(1.06)	(1.06)

International
2022	18.45	18.45	8,130	150,038	2.32	1.00	1.00	(15.15)	(15.15)
2021	21.75	21.75	8,057	175,232	1.04	1.00	1.00	13.04	13.04
2020	19.24	19.24	7,641	147,008	2.28	1.00	1.00	6.12	6.12
2019	18.13	18.13	8,423	152,719	1.57	1.00	1.00	17.52	17.52
2018	15.43	15.43	11,487	177,223	1.53	1.00	1.00	(18.63)	(18.63)

Global
2022	13.52	13.52	5,297	71,615	0.77	1.00	1.00	(18.38)	(18.38)
2021	16.57	16.57	4,961	82,188	0.06	1.00	1.00	16.69	16.69
2020	14.20	14.20	5,049	71,669	0.42	1.00	1.00	19.38	19.38
2019	11.89	11.89	4,547	54,076	0.67	1.00	1.00	24.68	24.68
2018	9.54	9.54	4,680	44,635	0.47	1.00	1.00	(7.21)	(7.21)

High Income
2022	4.22	4.22	46,292	195,545	7.61	1.00	1.00	(11.85)	(11.85)
2021	4.79	4.79	63,027	302,016	5.79	1.00	1.00	5.01	5.01
2020	4.56	4.56	73,469	335,260	7.25	1.00	1.00	4.97	4.97
2019	4.35	4.35	77,491	336,860	6.07	1.00	1.00	10.09	10.09
2018	3.95	3.95	65,079	256,978	5.89	1.00	1.00	(3.09)	(3.09)

Janus:
Flexible
2022	12.64	12.64	26,541	335,433	2.01	1.00	1.00	(14.75)	(14.75)
2021	14.83	14.83	40,412	599,138	2.23	1.00	1.00	(2.09)	(2.09)
2020	15.14	15.14	55,778	844,634	2.73	1.00	1.00	9.15	9.15
2019	13.87	13.87	36,414	505,164	2.93	1.00	1.00	8.19	8.19
2018	12.82	12.82	33,252	426,367	2.76	1.00	1.00	(2.27)	(2.27)

Putnam:
Health
2022	32.85	32.85	9,187	301,752	0.37	1.00	1.00	(5.62)	(5.62)
2021	34.80	34.80	6,317	219,834	1.07	1.00	1.00	18.22	18.22
2020	29.44	29.44	5,832	171,680	0.48	1.00	1.00	15.12	15.12
2019	25.57	25.57	5,398	138,051	-	1.00	1.00	29.00	29.00
2018	19.82	19.82	5,399	107,026	0.97	1.00	1.00	(1.59)	(1.59)

FS-107

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Putnam, continued:
Asset
2022	23.07	23.07	10,247	236,441	1.43	1.00	1.00	(16.86)	(16.86)
2021	27.75	27.75	6,264	173,842	0.66	1.00	1.00	12.82	12.82
2020	24.60	24.60	5,724	140,808	1.75	1.00	1.00	11.19	11.19
2019	22.12	22.12	6,758	149,524	1.34	1.00	1.00	15.97	15.97
2018	19.08	19.08	3,082	58,792	1.54	1.00	1.00	(8.18)	(8.18)

VanEck:
Gold
2022	9.01	9.01	21,117	190,284	-	1.00	1.00	(14.22)	(14.22)
2021	10.50	10.50	47,461	498,542	12.30	1.00	1.00	(14.86)	(14.86)
2020	12.34	12.34	81,741	1,008,514	2.85	1.00	1.00	37.25	37.25
2019	8.99	8.99	40,954	368,155	-	1.00	1.00	37.37	37.37
2018	6.54	6.54	39,874	260,933	3.21	1.00	1.00	(17.41)	(17.41)

Hard Assets
2022	26.11	26.11	9,013	235,345	1.55	1.00	1.00	7.05	7.05
2021	24.39	24.39	13,135	320,397	0.30	1.00	1.00	17.50	17.50
2020	20.76	20.76	11,263	233,812	0.69	1.00	1.00	17.65	17.65
2019	17.65	17.65	6,243	110,172	-	1.00	1.00	10.44	10.44
2018	15.98	15.98	5,469	87,381	-	1.00	1.00	(29.14)	(29.14)

FS-108

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2022	2021
Fidelity:
Equity-Income IC
Units issued	33,525	46,842
Units redeemed	(47,877)	(58,487)
Net increase(decrease)	(14,352)	(11,645)

Equity-Income SC
Units issued	3,859	5,283
Units redeemed	(5,700)	(9,439)
Net increase(decrease)	(1,841)	(4,156)

Equity-Income SC2
Units issued	135,216	153,528
Units redeemed	(148,789)	(170,596)
Net increase(decrease)	(13,573)	(17,068)

Growth IC
Units issued	8,562	10,260
Units redeemed	(16,302)	(19,350)
Net increase(decrease)	(7,740)	(9,090)

Growth SC
Units issued	2,265	2,444
Units redeemed	(3,791)	(3,690)
Net increase(decrease)	(1,526)	(1,246)

Growth SC2
Units issued	31,658	43,346
Units redeemed	(34,047)	(51,781)
Net increase(decrease)	(2,389)	(8,435)

High Income IC
Units issued	159,150	166,315
Units redeemed	(175,411)	(171,919)
Net increase(decrease)	(16,261)	(5,604)

High Income SC
Units issued	36,616	50,234
Units redeemed	(43,285)	(51,417)
Net increase(decrease)	(6,669)	(1,183)

FS-109

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Fidelity, continued:
High Income SC2
Units issued	8,852,172	10,200,500
Units redeemed	(9,268,968)	(10,187,995)
Net increase(decrease)	(416,796)	12,505

Overseas IC
Units issued	35,474	38,307
Units redeemed	(43,622)	(45,068)
Net increase(decrease)	(8,148)	(6,761)

Overseas SC
Units issued	2,450	2,376
Units redeemed	(2,871)	(3,197)
Net increase(decrease)	(421)	(821)

Overseas SC2
Units issued	227,623	235,077
Units redeemed	(223,196)	(263,939)
Net increase(decrease)	4,427	(28,862)

Asset Mgr. IC
Units issued	7,857	8,790
Units redeemed	(20,175)	(24,416)
Net increase(decrease)	(12,318)	(15,626)

Asset Mgr. SC
Units issued	3,854	3,970
Units redeemed	(7,615)	(6,660)
Net increase(decrease)	(3,761)	(2,690)

Asset Mgr. SC2
Units issued	10,606	15,868
Units redeemed	(17,991)	(17,714)
Net increase(decrease)	(7,385)	(1,846)

Inv. Bond IC
Units issued	212,754	265,590
Units redeemed	(249,750)	(276,968)
Net increase(decrease)	(36,996)	(11,378)

FS-110

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Fidelity, continued:
Inv. Bond SC2
Units issued	10,990,591	12,202,031
Units redeemed	(11,437,620)	(12,189,832)
Net increase(decrease)	(447,029)	12,199

Contrafund IC
Units issued	27,076	31,824
Units redeemed	(38,420)	(47,070)
Net increase(decrease)	(11,344)	(15,246)

Contrafund SC
Units issued	4,177	4,669
Units redeemed	(9,504)	(8,438)
Net increase(decrease)	(5,327)	(3,769)

Contrafund SC2
Units issued	143,080	151,915
Units redeemed	(160,515)	(193,103)
Net increase(decrease)	(17,435)	(41,188)

Asset Mgr. Gr. IC
Units issued	5,630	5,759
Units redeemed	(7,311)	(6,398)
Net increase(decrease)	(1,681)	(639)

Asset Mgr. Gr. SC
Units issued	722	683
Units redeemed	(739)	(709)
Net increase(decrease)	(17)	(26)

Asset Mgr. Gr. SC2
Units issued	1,987	4,689
Units redeemed	(4,906)	(6,926)
Net increase(decrease)	(2,919)	(2,237)

Mid Cap SC2
Units issued	40,134	57,804
Units redeemed	(48,678)	(61,521)
Net increase(decrease)	(8,544)	(3,717)

FS-111

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Fidelity, continued:
Money Market
Units issued	22,252,772	20,117,393
Units redeemed	(19,164,452)	(21,115,880)
Net increase(decrease)	3,088,320	(998,487)

Money Market SC2
Units issued	4,722,768	3,750,455
Units redeemed	(2,891,367)	(3,816,757)
Net increase(decrease)	1,831,401	(66,302)

Index 500 SC2
Units issued	3,739	5,314
Units redeemed	(6,168)	(4,686)
Net increase(decrease)	(2,429)	628

Strategic SC2
Units issued	10,730	15,742
Units redeemed	(15,144)	(11,416)
Net increase(decrease)	(4,414)	4,326

Alger:
Balanced
Units issued	73,790	89,076
Units redeemed	(93,942)	(96,993)
Net increase(decrease)	(20,152)	(7,917)

MFS:
Utilities
Units issued	127,908	132,149
Units redeemed	(152,303)	(148,363)
Net increase(decrease)	(24,395)	(16,214)

New Discovery
Units issued	68,685	77,281
Units redeemed	(77,885)	(96,466)
Net increase(decrease)	(9,200)	(19,185)

Total Return
Units issued	91,073	98,347
Units redeemed	(114,825)	(123,425)
Net increase(decrease)	(23,752)	(25,078)

FS-112

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
MFS, continued:
Growth SC
Units issued	2,022	3,474
Units redeemed	(4,130)	(3,433)
Net increase(decrease)	(2,108)	41

New Discovery SC
Units issued	4,147	13,789
Units redeemed	(7,884)	(6,165)
Net increase(decrease)	(3,737)	7,624

Utilities SC
Units issued	25,603	25,975
Units redeemed	(22,777)	(26,480)
Net increase(decrease)	2,826	(505)

Strategic
Units issued	246,611	234,457
Units redeemed	(298,356)	(241,576)
Net increase(decrease)	(51,745)	(7,119)

Research
Units issued	5,090,440	5,436,114
Units redeemed	(5,173,390)	(5,616,351)
Net increase(decrease)	(82,950)	(180,237)

Blended Core SC
Units issued	1,225	1,191
Units redeemed	(1,369)	(272)
Net increase(decrease)	(144)	919

Corporate SC
Units issued	17,986	14,467
Units redeemed	(25,940)	(17,530)
Net increase(decrease)	(7,954)	(3,063)

Government SC
Units issued	192	6,093
Units redeemed	(77,627)	(30,217)
Net increase(decrease)	(77,435)	(24,124)

FS-113

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
MFS, continued:
Growth Allocation SC
Units issued	1,076	25,299
Units redeemed	(27,165)	(1,826)
Net increase(decrease)	(26,089)	23,473

Moderate SC
Units issued	16,324	473
Units redeemed	(8,526)	(4,662)
Net increase(decrease)	7,798	(4,189)

Conservative SC
Units issued	11,148	10,008
Units redeemed	(5,119)	(2,161)
Net increase(decrease)	6,029	7,847

Blended Small Cap SC
Units issued	12,288	10,213
Units redeemed	(7,003)	(16,889)
Net increase(decrease)	5,285	(6,676)

Global Real Estate IC
Units issued	8,815	2,252
Units redeemed	(7,693)	(1)
Net increase(decrease)	1,122	2,251

Global Real Estate SC
Units issued	1,417	1,139
Units redeemed	(464)	(818)
Net increase(decrease)	953	321

Van Kampen:
Emerging Markets
Units issued	2,921,777	2,797,725
Units redeemed	(2,917,153)	(2,863,606)
Net increase(decrease)	4,624	(65,881)

Intl. Magnum
Units issued	85,517	101,422
Units redeemed	(92,871)	(114,534)
Net increase(decrease)	(7,354)	(13,112)

FS-114

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Van Kampen, continued:
U.S. Real Estate
Units issued	3,043,942	3,651,647
Units redeemed	(3,094,334)	(3,948,414)
Net increase(decrease)	(50,392)	(296,767)

Global II
Units issued	3,552	1,968
Units redeemed	(2,374)	(2,852)
Net increase(decrease)	1,178	(884)

Core Plus Fixed II
Units issued	8,267	13,046
Units redeemed	(16,588)	(17,997)
Net increase(decrease)	(8,321)	(4,951)

Calvert:
Balanced
Units issued	174,524	190,562
Units redeemed	(315,212)	(260,539)
Net increase(decrease)	(140,688)	(69,977)

Mid Cap
Units issued	-	-
Units redeemed	(1,112)	(3,036)
Net increase(decrease)	(1,112)	(3,036)

Balanced F
Units issued	63,406	55,513
Units redeemed	(52,384)	(102,853)
Net increase(decrease)	11,022	(47,340)

American Century:
Income & Growth
Units issued	5,734,935	6,806,501
Units redeemed	(6,023,970)	(7,186,282)
Net increase(decrease)	(289,035)	(379,781)

Mid Cap Value
Units issued	532,730	664,295
Units redeemed	(577,282)	(704,763)
Net increase(decrease)	(44,552)	(40,468)

FS-115

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
American Century, continued:
Inc. & Growth II
Units issued	51,384	61,982
Units redeemed	(47,981)	(51,942)
Net increase(decrease)	3,403	10,040

AIM:
Intl. Growth
Units issued	464,385	485,695
Units redeemed	(470,190)	(507,759)
Net increase(decrease)	(5,805)	(22,064)

Global
Units issued	99,560	127,949
Units redeemed	(94,546)	(140,179)
Net increase(decrease)	5,014	(12,230)

Global Value
Units issued	117,577	128,348
Units redeemed	(123,043)	(138,031)
Net increase(decrease)	(5,466)	(9,683)

Discovery Mid Cap
Units issued	22,125	26,223
Units redeemed	(24,948)	(29,539)
Net increase(decrease)	(2,823)	(3,316)

Diversified
Units issued	19,731	16,969
Units redeemed	(20,423)	(15,330)
Net increase(decrease)	(692)	1,639

Value
Units issued	3,416	2,357
Units redeemed	(3,024)	(1,989)
Net increase(decrease)	392	368

Real Estate
Units issued	17,945	12,856
Units redeemed	(11,917)	(16,591)
Net increase(decrease)	6,028	(3,735)

FS-116

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Summit:
S&P MidCap
Units issued	2,200,859	2,561,602
Units redeemed	(2,341,667)	(2,788,154)
Net increase(decrease)	(140,808)	(226,552)

Russell Small Cap
Units issued	2,029,063	2,129,195
Units redeemed	(2,122,174)	(2,301,747)
Net increase(decrease)	(93,111)	(172,552)

Nasdaq-100 Index
Units issued	3,501,615	3,848,225
Units redeemed	(3,543,681)	(4,157,441)
Net increase(decrease)	(42,066)	(309,216)

EAFE Intl.
Units issued	1,489,663	1,603,197
Units redeemed	(1,525,182)	(1,660,810)
Net increase(decrease)	(35,519)	(57,613)

S&P 500
Units issued	1,042,315	1,258,049
Units redeemed	(1,098,530)	(1,360,003)
Net increase(decrease)	(56,215)	(101,954)

Barclays
Units issued	4,402,540	4,884,520
Units redeemed	(4,585,711)	(4,850,669)
Net increase(decrease)	(183,171)	33,851

Growth
Units issued	300,344	407,996
Units redeemed	(756,917)	(977,193)
Net increase(decrease)	(456,573)	(569,197)

Mod. Growth
Units issued	1,191,305	1,364,873
Units redeemed	(1,490,909)	(1,658,250)
Net increase(decrease)	(299,604)	(293,377)

FS-117

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Summit, continued:
Moderate
Units issued	9,700,360	11,186,513
Units redeemed	(10,248,559)	(11,526,319)
Net increase(decrease)	(548,199)	(339,806)

Third Avenue:
Value
Units issued	203,421	238,098
Units redeemed	(226,794)	(274,447)
Net increase(decrease)	(23,373)	(36,349)

Dreyfus:
MidCap
Units issued	43,875	50,388
Units redeemed	(50,169)	(63,440)
Net increase(decrease)	(6,294)	(13,052)

Small Cap
Units issued	9,693	12,498
Units redeemed	(13,717)	(15,894)
Net increase(decrease)	(4,024)	(3,396)

Scudder:
Small Mid Value
Units issued	67,683	113,383
Units redeemed	(77,649)	(126,818)
Net increase(decrease)	(9,966)	(13,435)

Thematic
Units issued	30,391	27,048
Units redeemed	(33,905)	(29,131)
Net increase(decrease)	(3,514)	(2,083)

Alternative
Units issued	2,518	2,689
Units redeemed	(2,522)	(2,916)
Net increase(decrease)	(4)	(227)

Neuberger Berman:
Regency
Units issued	33,452	52,583
Units redeemed	(37,505)	(54,559)
Net increase(decrease)	(4,053)	(1,976)

FS-118

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Neuberger Berman, continued:
Intrinsic
Units issued	2,005	9,997
Units redeemed	(4,865)	(11,562)
Net increase(decrease)	(2,860)	(1,565)

Growth
Units issued	2,591	1,634
Units redeemed	(2,421)	(5,197)
Net increase(decrease)	170	(3,563)

T. Rowe:
Blue Chip
Units issued	3,088,828	2,983,298
Units redeemed	(3,019,471)	(3,153,664)
Net increase(decrease)	69,357	(170,366)

Pimco:
Total Return
Units issued	405,091	440,299
Units redeemed	(517,133)	(433,484)
Net increase(decrease)	(112,042)	6,815

Low Duration
Units issued	2,412,617	2,762,724
Units redeemed	(2,575,855)	(2,756,755)
Net increase(decrease)	(163,238)	5,969

Short Term
Units issued	368,115	65,773
Units redeemed	(277,179)	(59,360)
Net increase(decrease)	90,936	6,413

Emerging
Units issued	3,971	8,032
Units redeemed	(5,314)	(4,200)
Net increase(decrease)	(1,343)	3,832

Low Duration Adv.
Units issued	24,123	32,457
Units redeemed	(62,139)	(35,290)
Net increase(decrease)	(38,016)	(2,833)

FS-119

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Pimco, continued:
Real Return
Units issued	142,708	161,239
Units redeemed	(164,265)	(51,403)
Net increase(decrease)	(21,557)	109,836

Commodity
Units issued	4,832	4,335
Units redeemed	(6,106)	(840)
Net increase(decrease)	(1,274)	3,495

Ibbotson:
Balanced
Units issued	5,807	2,662
Units redeemed	(9,483)	(6,401)
Net increase(decrease)	(3,676)	(3,739)

Growth
Units issued	5,223	7,412
Units redeemed	(6,010)	(7,081)
Net increase(decrease)	(787)	331

Income
Units issued	17,765	11,897
Units redeemed	(20,628)	(14,885)
Net increase(decrease)	(2,863)	(2,988)

Franklin Templeton:
Global Bond
Units issued	6,845,306	7,815,947
Units redeemed	(7,192,539)	(7,667,030)
Net increase(decrease)	(347,233)	148,917

Income
Units issued	86,571	59,476
Units redeemed	(74,769)	(56,752)
Net increase(decrease)	11,802	2,724

Global Discovery
Units issued	1,319	937
Units redeemed	(1,100)	(392)
Net increase(decrease)	219	545

FS-120

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Franklin Templeton, continued:
Small Cap
Units issued	1,696	7,948
Units redeemed	(4,786)	(7,877)
Net increase(decrease)	(3,090)	71

Foreign
Units issued	16,892	14,260
Units redeemed	(24,668)	(13,880)
Net increase(decrease)	(7,776)	380

AllianceBernstein:
Growth and Income
Units issued	9,264	11,423
Units redeemed	(8,959)	(12,304)
Net increase(decrease)	305	(881)

American Funds:
Managed
Units issued	625,136	744,296
Units redeemed	(773,169)	(565,418)
Net increase(decrease)	(148,033)	178,878

Blue Chip
Units issued	31,624	53,037
Units redeemed	(69,220)	(67,292)
Net increase(decrease)	(37,596)	(14,255)

Global
Units issued	10,288	14,735
Units redeemed	(10,292)	(10,138)
Net increase(decrease)	(4)	4,597

Growth
Units issued	2,692	4,498
Units redeemed	(3,134)	(2,704)
Net increase(decrease)	(442)	1,794

International
Units issued	5,869	8,956
Units redeemed	(6,854)	(9,192)
Net increase(decrease)	(985)	(236)

FS-121

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
American Funds, continued:
New World
Units issued	15,371	18,889
Units redeemed	(17,141)	(14,392)
Net increase(decrease)	(1,770)	4,497

Growth-Income
Units issued	6,456	7,646
Units redeemed	(8,832)	(5,437)
Net increase(decrease)	(2,376)	2,209

Asset
Units issued	21,566	12,972
Units redeemed	(12,802)	(10,392)
Net increase(decrease)	8,764	2,580

Columbia:
Strategic
Units issued	20,537	18,030
Units redeemed	(23,889)	(36,535)
Net increase(decrease)	(3,352)	(18,505)

Emerging
Units issued	1,131	773
Units redeemed	(1,732)	(4,154)
Net increase(decrease)	(601)	(3,381)

International
Units issued	9,562	25
Units redeemed	(11)	(8)
Net increase(decrease)	9,551	17

Smaller-Cap
Units issued	227	1,719
Units redeemed	(590)	(396)
Net increase(decrease)	(363)	1,323

Mid Cap
Units issued	8,873	5,012
Units redeemed	(5,917)	(6,721)
Net increase(decrease)	2,956	(1,709)

FS-122

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Columbia, continued:
High Yield
Units issued	25,087	17,778
Units redeemed	(24,048)	(18,976)
Net increase(decrease)	1,039	(1,198)

Large Core
Units issued	4,512	6,957
Units redeemed	(6,227)	(5,933)
Net increase(decrease)	(1,715)	1,024

Ivy:
Strategy
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Balanced
Units issued	139,681	154,382
Units redeemed	(143,351)	(141,762)
Net increase(decrease)	(3,670)	12,620

Energy
Units issued	116,988	87,388
Units redeemed	(89,128)	(121,575)
Net increase(decrease)	27,860	(34,187)

Small Cap Value
Units issued	2,747	3,831
Units redeemed	(3,588)	(6,887)
Net increase(decrease)	(841)	(3,056)

Science
Units issued	11,721	11,639
Units redeemed	(10,752)	(14,146)
Net increase(decrease)	969	(2,507)

Mid Cap Growth
Units issued	7,202	13,280
Units redeemed	(5,884)	(17,397)
Net increase(decrease)	1,318	(4,117)

FS-123

6. CHANGES IN UNITS OUTSTANDING, continued

	2022	2021
Ivy, continued:
International
Units issued	2,838	3,723
Units redeemed	(2,765)	(3,307)
Net increase(decrease)	73	416

Global
Units issued	7,209	6,709
Units redeemed	(6,873)	(6,797)
Net increase(decrease)	336	(88)

High Income
Units issued	4,998	5,535
Units redeemed	(21,733)	(15,977)
Net increase(decrease)	(16,735)	(10,442)

Janus:
Flexible
Units issued	19,447	16,944
Units redeemed	(33,318)	(32,310)
Net increase(decrease)	(13,871)	(15,366)

Putnam:
Health
Units issued	5,196	1,753
Units redeemed	(2,326)	(1,268)
Net increase(decrease)	2,870	485

Asset
Units issued	4,129	662
Units redeemed	(146)	(122)
Net increase(decrease)	3,983	540

Van Eck:
Gold
Units issued	119,936	10,657
Units redeemed	(146,280)	(44,937)
Net increase(decrease)	(26,344)	(34,280)

Hard Assets
Units issued	6,438	7,179
Units redeemed	(10,560)	(5,307)
Net increase(decrease)	(4,122)	1,872

FS-124

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2022 AND 2021 AND FOR EACH OF THE

THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2022

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2022

AND INDEPENDENT AUDITOR'S REPORTS

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2022 and 2021, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for the years then ended, and the related notes to the financial statements - statutory basis (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2022, are presented for purposes of additional analysis and are not a required part of the 2022 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to

2

the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America.

In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 30, 2023

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2022	2021
Bonds	$ 11,039,681	$ 10,330,856
Preferred stocks	13,583	10,273
Common stocks	513,568	586,822
Mortgage loans	2,272,619	2,226,042
Real estate:
Properties occupied by the company	34,509	35,221
Properties held for the production of income	4,739	5,022
Properties held for sale	672	155
Cash, cash equivalents, and short-term investments	42,135	186,574
Loans on insurance contracts	614,038	545,818
Other investments	999,463	1,058,235
Total Cash and Invested Assets	15,535,007	14,985,018

Investment income due and accrued	119,326	118,569
Deferred and uncollected premiums	117,912	117,931
Federal income tax recoverable	—	6,068
Net deferred income tax asset	96,762	88,344
Funds held under coinsurance - affiliate	38,068	38,775
Other admitted assets	133,570	142,103
Separate account assets	9,286,022	11,996,727
Total Admitted Assets	$ 25,326,667	$ 27,493,535

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 11,903,359	$ 11,386,234
Deposit-type funds	1,170,856	990,510
Reserves for unpaid claims	157,230	154,319
Dividends payable to policyholders	23,805	26,153
Interest maintenance reserve	67,691	70,775
Accrued commissions, expenses and insurance taxes	129,043	147,234
Accrued separate account transfers	(14,255)	(13,461)
Federal income taxes payable	6,243	—
Asset valuation reserve	264,477	295,155
Other liabilities	432,632	462,624
Separate account liabilities	9,286,022	11,996,727
Total Liabilities	23,427,103	25,516,270

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,967	49,958
Unassigned surplus	1,415,648	1,493,358
Total Capital and Surplus	1,899,564	1,977,265
Total Liabilities, Capital and Surplus	$ 25,326,667	$ 27,493,535

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2022	2021	2020
Premiums and Other Revenue
Premium income, net	$ 3,552,816	$ 3,653,978	$ 3,145,365
Net investment income	513,947	614,996	574,628
Commissions and expense allowances on reinsurance ceded	30,695	28,594	23,890
Modco reinsurance adjustment – affiliate	(38,186)	1,003	1,353
Income from fees associated with separate accounts	65,818	77,749	69,103
Miscellaneous income	47,868	38,397	36,340
Total Premiums and Other Revenue	4,172,958	4,414,717	3,850,679

Expenses
Benefits to policyholders	3,054,105	3,399,801	2,993,986
Change in reserves for life, accident and health policies	513,353	533,841	647,921
Commissions	283,469	278,055	235,130
General insurance expenses	523,108	490,947	414,235
Taxes, licenses and fees	56,276	52,415	61,560
Net transfers from separate accounts	(363,372)	(471,335)	(599,242)
Total Expenses	4,066,939	4,283,724	3,753,590

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	106,019	130,993	97,089
Dividends to policyholders	22,473	24,449	29,448
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	83,546	106,544	67,641
Federal income tax expense (benefit)	(143)	17,359	19,600
Gain from Operations before Net Realized Capital Gains	83,689	89,185	48,041
Net realized capital gains, net of taxes	18,027	7,046	16,377
Net Income	101,716	96,231	64,418

Surplus notes
Surplus notes amortization	9	9	8
Unassigned surplus
Change in unrealized gains (losses), net of tax	(134,296)	147,922	6,833
Change in net deferred income taxes	11,944	17,156	17,672
Change in non-admitted assets	(57,361)	10,189	4,263
Change in asset valuation reserve	30,678	(43,318)	(37,815)
Change in liability for reinsurance in unauthorized companies	12	(12)	—
Change in valuation basis (Note 1)	—	—	5,820
Change in unrecognized actuarial losses on pension, net of tax	4,730	1,234	(124)
Amortization of reinsurance gain, net of tax (Note 14)	(3,377)	(2,832)	(3,643)
Dissolution of subsidiary (Note 2)	(31,756)	—	—
Net Change in Capital and Surplus	(77,701)	226,579	57,432

Capital and Surplus at the Beginning of the Year	1,977,265	1,750,686	1,693,254
Capital and Surplus at the End of Year	$ 1,899,564	$ 1,977,265	$ 1,750,686

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2022	2021	2020
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,507,642	$ 3,659,508	$ 3,148,430
Net investment income received	525,537	618,329	580,409
Miscellaneous income	145,009	144,399	131,821
Benefits paid to policyholders	(3,025,211)	(3,353,557)	(2,964,134)
Net transfers from separate accounts	362,578	491,649	595,005
Commissions, expenses and taxes paid	(896,024)	(814,118)	(720,314)
Dividends paid to policyholders	(24,820)	(27,895)	(32,143)
Federal income taxes received (paid)	1,865	(5,845)	(41,390)
Net Cash from Operating Activities	596,576	712,470	697,684

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,727,175	2,189,136	1,754,890
Cost of investments acquired	(2,681,198)	(3,076,389)	(2,475,802)
Net change in loans on insurance contracts	(75,171)	(6,821)	17,266
Net Cash from Investing Activities	(1,029,194)	(894,074)	(703,646)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	180,346	(9,759)	24,982
Proceeds from borrowings	95,000	—	—
Other miscellaneous, net	12,833	7,098	57,797
Net Cash from Financing and Miscellaneous Activities	288,179	(2,661)	82,779

Net Change in Cash, Cash Equivalents and Short-Term Investments	(144,439)	(184,265)	76,817

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	186,574	370,839	294,022

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 42,135	$ 186,574	$ 370,839

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$ —	$ 155	$ —
Recognized commitments for low income housing investments (Note 3)	15,000	—	20,000
Exchanges of bonds and stocks	35,502	16,918	29,671
Bonds converted to stocks	—	—	516
Acquisition of stock from alternative partnerships	—	—	828
Affiliated common stock converted to an affiliated LLC (Note 1)	—	—	30,052
Distribution of electronic data processing equipment and software
from an affiliated LLC (Note 5)	—	—	288
Impairment of other admitted asset (Note 1)	—	—	1,690
Net assets acquired from dissolution of subsidiary (Note 2)	375	—	—
Disposal of investment from dissolution of subsidiary (Note 2)	(95)	—	—

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary and Ameritas Investment Company, LLC (AIC), a broker dealer. Effective January 1, 2020, AIC converted from a corporation to a single member limited liability company, and the Company formed two single member limited liability companies, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), an investment advisor to house AIC insurance agency licenses and registered investment advisory activity, respectively. Effective April 30, 2020, the Company acquired Select Benefits Group, LLC dba Dental Select (Dental Select), a third-party administrator (TPA) for dental and vision insurance plans. Effective September 30, 2021, Ameritas Life acquired BlueStar Retirement Services, Inc. (BlueStar), a full-service recordkeeper and third-party administrator for retirement plans, and converted it to a single member limited liability company. Effective October 31, 2022, BlueStar was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI). Beginning in the first quarter of 2020, the COVID-19 pandemic has resulted in stress and disruption in the economy, financial markets and business operations. At this stage, the impact on our results of operations, financial condition and cash flows has not been material. The pandemic will continue to disrupt the economy and markets for an indefinite period of time and the Company continues to monitor the risks to investments and insurance liabilities. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the economy, financial markets or our business.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating or classification, and any adjustments to fair value are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks and preferred stocks are carried at values prescribed by the NAIC. Under GAAP, common stocks and preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP. Under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

Statement of cash flows are presented as prescribed under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $115,309 and $119,436 at December 31, 2022 and 2021, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $498, $518, and $11,388 during the years ended December 31, 2023, 2024, and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2022 and 2021, the amount of borrowing over the carrying value of real estate property was $4,496 and $3,920, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2022	2021
AIC	$ 11,351	$ 9,606
VCA [1]	443	399
AAS [1]	758	432
Dental Select	64,535	79,091
BlueStar	—	34,343
Total	$ 77,087	$ 123,871

1 VCA and AAS did not have GAAP audits performed, so the Company non-admits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,633 and $1,265, and $691 were recorded as realized losses during 2022, 2021, and 2020, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2022 and 2021 was $28,994 and $47,726, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2022 and 2021 was $26,562 and $29,998, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on SOFR The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. There were no interest rate swaps outstanding at December 31, 2022 and 2021, respectively.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is required to post collateral to the brokering bank for interest rate swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. There was no collateral posted for interest rate swaps as of December 31, 2022 and 2021, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 24, 2024. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 15, 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2022 and 2021. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is not required to post collateral to counterparty banks for bilateral options due to the nature of positions taken. For listed contracts, the Company may be required to post collateral with the clearing (prime) broker depending on the positions taken. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2022 and 2021 was $3,904 and $4,000, respectively.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2022, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2022	2021	2022	2021
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$ 2,326,454	$ 1,771,358	$ 70,244	$ 149,826
OTC index call option contracts written	Other investments	(1,173,605)	(929,642)	(33,324)	(86,692)
Exchange traded index call option contracts owned	Other investments	1,144,236	1,219,556	52,356	163,887
Foreign currency swaps - gross asset	Other investments	—	5,631	—	163
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	Other investments	56,300	17,515	4,484	460
Total asset derivatives		$ 2,353,385	$ 2,084,418	$ 93,760	$ 227,644

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2022	2021	2022	2021
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$ 1,134,454	$ 1,215,314	$ 34,566	$ 116,099
Foreign currency swaps - gross liability	Other liabilities	—	4,353	—	113
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	Other liabilities	—	(14,078)	—	(434)
Foreign currency swaps - gross liability	Other liabilities	—	15,025	—	548
Total liability derivatives		$ 1,134,454	$ 1,220,614	$ 34,566	$ 116,326

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2022	2021	2020
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$ (25,586)	$ 34,925	$ 6,522
Exchange traded index call option contracts - closed	Net investment income	(20,651)	33,671	13,543
Equity put option contracts - closed	Net investment income	784	(1,584)	(15)
Futures contracts - closed	Net investment income	(41,108)	(30,960)	(25,598)
Interest rate swap contracts - closed	Net investment income	—	(22,723)	38,844
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	Net investment income	938	298	(2)
Total recognized in net investment income		$ (85,623)	$ 13,627	$ 33,294
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	Change in unrealized gains (losses)	$ (40,835)	$ (9,980)	$ (3,929)
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	(29,296)	(4,323)	6,674
Futures contracts - open	Change in unrealized gains (losses)	3,886	(1,185)	(1,785)
Interest rate swap contracts - open	Change in unrealized gains (losses)	—	11,668	(1,262)
Foreign currency swaps - open	Change in unrealized gains (losses)	—	50	(310)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	Change in unrealized gains (losses)	4,880	898	(241)
Total recognized in change in unrealized gains (losses)		$ (61,365)	$ (2,872)	$ (853)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. There were no amounts excluded from unassigned surplus at December 31, 2022 and 2021.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets

In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $181,150 and $123,789 at December 31, 2022 and 2021, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $10,793 and $9,877 and operating software at cost of $5,625 and $937 are carried at cost less accumulated depreciation at December 31, 2022 and 2021, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $13,920 and $8,712 was $2,498 and $2,102, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2022 and 2021. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $5,379, $5,218 and $5,521 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2022, 2021 and 2020, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $11,278,165 or 10.3% and $10,336,185 or 10.1% of the individual life policies in force as of December 31, 2022 and 2021, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,977, $9,487 and $8,861 for 2022, 2021 and 2020, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2022 and 2021.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

19

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Change in Valuation Basis

The Company reported a change in valuation basis in 2020, which impacted variable annuity reserves for contracts written from 1981 to 2019 under the revisions to the CARVM adopted in VM-21. The Company elected not to phase-in the change in reserve valuation basis and recognized the full amount in unassigned funds of $5,820 for the year ended December 31, 2020.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Purchase Method

Effective September 30, 2021, the Company acquired 100% of BlueStar, a Florida third party administrator of retirement plans. In a concurrent transaction, was converted to a limited liability company.

The transaction was accounted for as a statutory purchase and reflects the following:

2022
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
BlueStar	September 30, 2021	$ 34,858	$ 31,756	$ 31,756	$ 0	$ 0	$ 0	0.0%

20

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL, (continued)

Statutory Merger

Effective October 31, 2022, BlueStar was merged into the Company with its net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill. No additional shares of the Company were issued.

Effective September 30, 2021, Griffin, a wholly-owned subsidiary, was merged into the Company. The Company recorded a realized loss of $17,759 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Subcomponents and Calculation of Adjusted Surplus and Total Admitted Goodwill

December 31, 2022
	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
Capital & Surplus	$ 1,899,564	XXX
Less:
Admitted Positive Goodwill	64,748	XXX
Admitted EDP Equipment & Operating System Software	2,498	XXX
Admitted Net Deferred Taxes	96,762	XXX
Adjusted Capital and Surplus	1,735,556
Limitation on amount of goodwill (adjusted capital and surplus times 10%
goodwill limitation)	173,556
Current period reported Admitted Goodwill	XXX	64,748
Current Period Admitted Goodwill as a % of prior period Adjusted
Capital and Surplus	XXX	4%

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 107,791	$ 78	$ (12,551)	$ 95,318
All other governments	2,057	—	(106)	1,951
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	202,913	7	(18,350)	184,570
Hybrid securities	5,137	—	(1,083)	4,054
Industrial and miscellaneous (unaffiliated)	10,726,302	29,632	(1,267,076)	9,488,858
Total bonds	$ 11,044,200	$ 29,717	$ (1,299,166)	$ 9,774,751

21

NOTE 3 - INVESTMENTS, (continued)

December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 135,288	$ 5,723	$ (1,566)	$ 139,445
All other governments	2,113	249	—	2,362
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	248,678	14,421	(1,412)	261,687
Hybrid securities	10,044	2,980	(722)	12,302
Industrial and miscellaneous (unaffiliated)	9,935,115	787,565	(45,671)	10,677,009
Total bonds	$ 10,331,238	$ 810,938	$ (49,371)	$ 11,092,805

At December 31, 2022 and 2021, the amortized cost of bonds was reduced by $4,519 and $382, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $11,039,681 and $10,330,856, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2022 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 220,729	$ 219,837
Due after one year through five years	1,626,053	1,559,688
Due after five years through ten years	2,632,180	2,388,445
Due after ten years	6,416,448	5,473,054
Bonds with multiple repayment dates	148,790	133,727
Total bonds	$ 11,044,200	$ 9,774,751

Proceeds from the sales of bonds were $588,433, $297,045, and $466,268 for the years ended December 31, 2022, 2021 and 2020, respectively.

22

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2022	2021	2020
Bonds:
Gross realized capital gains on sales	$ 12,908	$ 10,740	$ 21,299
Gross realized capital losses on sales	(4,606)	(1,350)	(7,164)
Net realized capital gains on sales	8,302	9,390	14,135
Other, including impairments and net gain on dispositions other than sales	(641)	198	(4,018)
Total bonds	7,661	9,588	10,117
Preferred stocks	—	2,050	(6)
Common stocks	3,221	361	15,400
Mortgage loans	110	424	93
Real estate	55	4,501	(1)
Other investments	20,424	9,696	12,463
Realized capital gains before federal income taxes and transfer to IMR	31,471	26,620	38,066
Realized capital gains transferred to IMR	8,726	12,980	18,132
Federal income tax expense	4,718	6,594	3,557
Net realized capital gains	$ 18,027	$ 7,046	$ 16,377

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $896,068 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $29,714 and $14,841 in stock was owned at December 31, 2022 and 2021, respectively.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2022	2021
Membership stock - class A	$ 304	$ 305
Membership stock - class B	27,816	14,200
Excess stock	1,594	336
Aggregate total	$ 29,714	$ 14,841
Actual or estimated borrowing capacity as determined by the insurer	$ 896,068	$ 933,142

As of December 31, 2022 and 2021, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2022 and 2021, the Company had issued $700,000 and $500,000 of funding agreements with the FHLB, respectively. There is $1,352,091 and $1,270,608 of bonds and mortgage loans pledged as collateral at December 31, 2022 and 2021, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $700,967 and $500,117 on the Balance Sheets – Statutory Basis as of December 31, 2022 and 2021, respectively.

23

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2022	2021
Fair value	$ 1,205,998	$ 1,331,349
Carrying value	1,352,091	1,270,608
Aggregate total borrowing - funding agreements	700,000	500,000
Aggregate total borrowing - lines of credit	95,000	—

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2022	2021
Fair value	$ 1,303,738	$ 1,413,492
Carrying value	1,352,091	1,334,970
Amount borrowed at time of maximum collateral - funding agreements	700,000	500,000
Amount borrowed at time of maximum collateral - lines of credit	95,000	—

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2022
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 29,714	$ 14,841	$ 14,873	$ —	$ 29,714	0.116%	0.117%
Bonds on deposit with states	145,434	134,407	11,027	—	145,434	0.570%	0.574%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,352,091	1,270,608	81,483	—	1,352,091	5.301%	5.339%
Pledged as collateral not
captured in other categories:
Derivatives	30,466	33,998	(3,532)	—	30,466	0.119%	0.120%
Other restricted assets:
Policy Loans reinsurance
assumed	114,674	117,034	(2,360)	—	114,674	0.450%	0.453%
Bonds and short-term
investments from
reinsurance assumed	977,515	1,104,770	(127,255)		977,515	3.832%	3.860%
Total restricted assets	$ 2,649,894	$ 2,675,658	$ (25,764)	$ —	$ 2,649,894	10.388%	10.463%

24

NOTE 3 - INVESTMENTS, (continued)

December 31, 2021
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 14,841	$ 16,662	$ (1,821)	$ —	$ 14,841	0.054%	0.054%
Bonds on deposit with states	134,407	133,105	1,302	—	134,407	0.487%	0.489%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,270,608	1,087,735	182,873	—	1,270,608	4.601%	4.621%
Pledged as collateral not
captured in other categories:
Derivatives	33,998	54,988	(20,990)	—	33,998	0.123%	0.124%
Other restricted assets:
Policy Loans reinsurance
assumed	117,034	125,736	(8,702)	—	117,034	0.424%	0.426%
Bonds and short-term
investments from
reinsurance assumed	1,104,770	1,116,592	(11,822)	—	1,104,770	4.000%	4.018%
Total restricted assets	$ 2,675,658	$ 2,534,818	$ 140,840	$ —	$ 2,675,658	9.689%	9.732%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 61,025	$ (3,086)	$ 34,111	$ (9,465)	$ 95,136	$ (12,551)
All other governments	1,950	(106)	—	—	1,950	(106)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	149,055	(9,310)	35,372	(9,040)	184,427	(18,350)
Hybrid securities	—	—	4,055	(1,083)	4,055	(1,083)
Industrial and miscellaneous (unaffiliated)	5,704,567	(524,996)	3,118,809	(742,080)	8,823,376	(1,267,076)
Total bonds	5,916,597	(537,498)	3,192,347	(761,668)	9,108,944	(1,299,166)
Preferred stocks	4,486	(415)	7,866	(773)	12,352	(1,188)
Common stocks	170,215	(3,811)	26,802	(3,574)	197,017	(7,385)
Total	$ 6,091,298	$ (541,724)	$ 3,227,015	$ (766,015)	$ 9,318,313	$ (1,307,739)

25

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 48,288	$ (1,565)	$ 188	$ (1)	$ 48,476	$ (1,566)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	48,493	(1,411)	69	(1)	48,562	(1,412)
Hybrid securities	—	—	6,386	(722)	6,386	(722)
Industrial and miscellaneous (unaffiliated)	4,252,007	(21,617)	719,636	(24,054)	4,971,643	(45,671)
Total bonds	4,348,788	(24,593)	726,279	(24,778)	5,075,067	(49,371)
Preferred stocks	3,119	(18)	6,674	(2)	9,793	(20)
Common stocks	119,328	(278)	10,658	(122)	129,986	(400)
Total	$ 4,471,235	$ (24,889)	$ 743,611	$ (24,902)	$ 5,214,846	$ (49,791)

The unrealized losses related to bonds in 2022 and 2021 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2022 and 2021.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2022, 2021 and 2020.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2022 and 2021, bonds at book/adjusted carrying value totaling $495,262 and $486,807, respectively, (4.5% and 4.6%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2022, 2021 and 2020, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,841, $1,556 and $6,584, respectively.

There were no loan-backed and structured security investments with recognized other-than-temporary impairments in 2022.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2022
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 1,912,652	$ 1,770,507	$ (142,145)	$ 620,400	$ 536,410	$ (83,990)

26

NOTE 3 - INVESTMENTS, (continued)

December 31, 2021
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 603,865	$ 596,545	$ (7,320)	$ 142,691	$ 135,662	$ (7,029)

Mortgage Loans and Real Estate

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2022	2021
DSCR distribution
Below 1.0	$ 55,620	$ 102,392
1.0 - 1.2	215,154	195,258
1.2 - 1.8	975,873	979,953
Greater than 1.8	972,651	880,981
Total	$ 2,219,298	$ 2,158,584

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2022	2021
Loan to value
Below 60%	$ 11,990	$ 18,898
60-75%	2,441	2,642
Above 75%	999	1,054
Total	$ 15,430	$ 22,594

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

December 31, 2022
	Residential First Mortgages	Second Trusts	Total
Performing	$ 35,510	$ 697	$ 36,207
Non-performing	1,151	533	1,684
Total	$ 36,661	$ 1,230	$ 37,891

27

NOTE 3 - INVESTMENTS, (continued)

December 31, 2021
	Residential First Mortgages	Second Trusts	Total
Performing	$ 39,691	$ 1,959	$ 41,650
Non-performing	3,214	—	3,214
Total	$ 42,905	$ 1,959	$ 44,864

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2022
	Residential	Commercial	Total
Recorded investment (all)
Current	$ 34,605	$ 2,234,728	$ 2,269,333
30-59 days past due	1,018	—	1,018
60-89 days past due	584	—	584
90-179 days past due	—	—	—
180+ days past due	1,684	—	1,684
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,287	1,287

	December 31, 2021
	Residential	Commercial	Total
Recorded investment (all)
Current	$ 40,489	$ 2,181,178	$ 2,221,667
30-59 days past due	920	—	920
60-89 days past due	241	—	241
90-179 days past due	1,520	—	1,520
180+ days past due	1,694	—	1,694
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,782,659	1,782,659

At December 31, 2022, the average size of an individual commercial mortgage loan was $2,505. The average size of an individual residential mortgage loan was $218, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $19,387 and $18,385 at December 31, 2022 and 2021, respectively. As of December 31, 2022, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 7.50% and 2.85% for commercial mortgage loans and 9.50% and 2.00% for residential mortgage loans.

28

NOTE 3 - INVESTMENTS, (continued)

In 2022 and 2021, the Company issued 81 and 109, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 7.50% and 5.50%, respectively, and 3.20% and 2.85%, respectively, totaling $341,346 and $406,233, respectively. The Company did not acquire any new residential mortgage loans in 2022 and 2021.

At December 31, 2022 and 2021, the Company held no mortgage loans that were converted to loans with modified payment structures or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2022, 2021 and 2020. Impairments for residential mortgage loans were $0, $12 and $2 during 2022, 2021 and 2020, respectively.

The Company had no investment in impaired loans with credit losses as of December 31, 2022 and 2021. The investment in impaired loans without credit losses are as follows:

December 31, 2022
	Residential	Total
No allowance for credit losses	$ 28,582	$ 28,582

December 31, 2021
	Residential	Total
No allowance for credit losses	$ 34,854	$ 34,854

A summary of information pertaining to impaired loans is as follows:

	December 31, 2022
	Residential	Commercial	Total
Average recorded investment	$ 31,385	$ —	$ 31,385
Interest income recognized	1,417	—	1,417
Recorded investments on nonaccrual status	1,667	—	1,667
Amount of interest income recognized using the cash basis method
of accounting	1,407	—	1,407

	December 31, 2021
	Residential	Commercial	Total
Average recorded investment	$ 43,065	$ —	$ 43,065
Interest income recognized	1,674	—	1,674
Recorded investments on nonaccrual status	3,214	—	3,214
Amount of interest income recognized using the cash basis method
of accounting	1,688	—	1,688

The mortgage loans derecognized as a result of foreclosure are as follows:

	December 31
	2022	2021
Aggregate amount of mortgage loans derecognized	$ —	$ 153
Real estate collateral recognized	—	155

29

NOTE 3 - INVESTMENTS, (continued)

A summary of information pertaining to real estate sales is as follows:

	December 31, 2022
	Residential	Total
Number of sales	1	1
Gain recognized	$ 55	$ 55

	December 31, 2021
	Commercial	Total
Number of sales	1	1
Gain recognized	$ 4,501	$ 4,501

The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no residential real estate properties classified as held for sale for the year ended December 31, 2022. One residential real estate property with a recorded value of $155 was classified as held for sale for the year ended December 31, 2021. One commercial real estate property with a recorded value of $672 was classified as held for sale for the year ended December 31, 2022. There were no commercial real estate properties classified as held for sale for the years ended December 31, 2021.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the year ended December 31, 2022 and 2021.

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Troubled Debt Restructuring

A summary of information pertaining to mortgage loans with restructured terms is as follows:

December 31, 2022
	Residential	Commercial	Total
Number of loans	119	—	119
Carry value	$ 27,350	$ —	$ 27,350
Interest income	$ 1,378	$ —	$ 1,378

30

NOTE 3 - INVESTMENTS, (continued)

December 31, 2021
	Residential	Commercial	Total
Number of loans	138	—	138
Carry value	$ 33,089	$ —	$ 33,089
Interest income	$ 1,645	$ —	$ 1,645

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were no short sales on residential mortgage loans in 2022 or 2021.

Low-Income Housing Tax Credit Investments

The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2022 and 2021, the Company recognized $8,309 and $5,855, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $68,042 and $60,023 and in other liabilities was $31,918 and $24,039 for the years ended December 31, 2022 and 2021, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $11,154, $17,233, $1,519, in 2023, 2024 and 2025, respectively, and $2,012 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2022 and 2021. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2022 and 2021.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that qualified for offsetting and netting are as follows:

	December 31, 2022			December 31, 2021
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 70,244	$ 33,324	$ 36,920	$ 149,826	$ 86,692	$ 63,134
Derivatives - foreign
currency swaps	5,805	1,321	4,484	1,057	434	623

Liabilities:
Derivatives - call options	$ 33,324	$ 33,324	$ —	$ 86,692	$ 86,692	$ —
Derivatives - foreign
currency swaps	1,321	1,321	—	661	434	227

At December 31, 2022 and 2021, the net asset amount of $41,404 and $63,757, respectively, was recorded in other investments and the net liability amount of $0 and $227, respectively, was recorded in other liabilities on the Balance Sheets – Statutory Basis.

31

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2022	2021	2020
Income:
Bonds	$ 419,734	$ 400,928	$ 388,691
Preferred stocks	586	528	484
Common stocks	7,427	7,905	5,724
Mortgage loans	104,071	107,955	103,789
Real estate[1]	14,515	15,187	15,209
Loans on insurance contracts	28,034	30,169	28,114
Short-term investments	763	73	1,680
Derivatives	(85,623)	13,627	33,294
Other investments	64,070	84,268	36,121
Amortization of interest maintenance reserve	9,977	9,487	8,861
Gross investment income	563,554	670,127	621,967
Total investment expenses	49,607	55,131	47,339
Net investment income	$ 513,947	$ 614,996	$ 574,628

1Includes amounts for the occupancy of company-owned property of $8,541, $8,541 and $8,999 in 2022, 2021, and 2020, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2022 and 2021, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 32 and 110, respectively. The aggregate amount of investment income generated as a result of a prepayment penalties and/or acceleration fees from called securities was $2,704 and $21,393, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

32

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2022
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 3	$ —	$ 3
Total bonds	—	—	3	—	3
Common stock
Industrial and miscellaneous (unaffiliated)	368,545	—	—	—	368,545
Total common stocks	368,545	—	—	—	368,545
Other investments	11,373	—	—	—	11,373
Derivative assets
Exchange traded index call options	52,356	—	—	—	52,356
Over the counter index call options	—	36,920	—	—	36,920
Foreign currency swaps	—	4,484	—	—	4,484
Total other investments	63,729	41,404	—	—	105,133
Separate account assets	—	—	—	9,286,022	9,286,022
Total assets at fair value/net asset value	$ 432,274	$ 41,404	$ 3	$ 9,286,022	$ 9,759,703

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 34,566	$ —	$ —	$ —	$ 34,566
Total liabilities at fair value	$ 34,566	$ —	$ —	$ —	$ 34,566

33

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2021
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 17	$ —	$ 17
Total bonds	—	—	17	—	17
Common stock
Industrial and miscellaneous (unaffiliated)	452,545	—	—	—	452,545
Total common stocks	452,545	—	—	—	452,545
Other investments	27,628	—	—	—	27,628
Derivative assets
Exchange traded index call options	163,887	—	—	—	163,887
Over the counter index call options	—	63,134	—	—	63,134
Foreign currency swaps	—	460	—	—	460
Total other investments	191,515	63,594	—	—	255,109
Separate account assets	—	—	—	11,996,727	11,996,727
Total assets at fair value/net asset value	$ 644,060	$ 63,594	$ 17	$ 11,996,727	$ 12,704,398

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 116,099	$ —	$ —	$ —	$ 116,099
Foreign currency swaps	—	227	—	—	227
Total liabilities at fair value	$ 116,099	$ 227	$ —	$ —	$ 116,326

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2022 and 2021. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

34

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

The following tables summarize changes to our financial instruments for the years ended December 31, 2022 and 2021 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2022	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2022
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$ 17	$ —	$ (3)	$ —	$ 12	$ (23)	$ —	$ 3
Total assets	$ 17	$ —	$ (3)	$ —	$ 12	$ (23)	$ —	$ 3

	Beginning balance at 1/1/2021	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2021
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$ 83	$ 12	$ —	$ (3)	$ 5	$ (80)	$ —	$ 17
Total assets	$ 83	$ 12	$ —	$ (3)	$ 5	$ (80)	$ —	$ 17

Transfers in and out of Level 3, during 2022 and 2021, included securities measured at lower of cost or fair value.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2022
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$ 3	Vendor price	Price	15 -15 (15)	Increase

¹ The weighted average is determined based on the fair value of the securities.

² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily collateralized by home equity.
35

NOTE 3 - INVESTMENTS, (continued)

December 31, 2021
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$ 16	Vendor price	Price	36 - 36 (36)	Increase
Residential mortgage-backed securities [4]	$ 1	Discounted Cash Flows	Constant prepayment rate	7% - 7% (7%)	Decrease
			Constant default rate	0% - 0% (0%)	Decrease
			Loss severity	27% - 27% (27%)	Decrease

¹ The weighted average is determined based on the fair value of the securities.

² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily collateralized by home equity.

4 Primarily subordinated tranches of non-agency residential mortgage-backed securities.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2022
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 9,774,751	$ 11,039,681	$ —	$ 6,438,160	$ 3,336,591	$ —
Preferred stocks	12,946	13,583	—	12,946	—	—
Common stocks	398,259	398,259	368,545	29,714	—	—
Mortgage loans	2,062,363	2,272,619	—	—	2,062,363	—
Cash, cash equivalents and short-term
investments	42,135	42,135	42,135	—	—	—
Loans on insurance contracts	576,187	614,038	—	—	576,187	—
Other investments	242,065	250,660	66,570	98,690	76,805	—
Investment income due and accrued	119,326	119,326	119,326	—	—	—
Separate account assets	—	9,286,022	—	—	—	9,286,022
Total financial assets	$ 13,228,032	$ 24,036,323	$ 596,576	$ 6,579,510	$ 6,051,946	$ 9,286,022

Liabilities:
Deposit-type funds	$ 1,167,355	$ 1,170,856	$ —	$ —	$ 1,167,355	$ —
Borrowings	99,340	99,562	—	—	99,340	—
Derivative liabilities	34,566	34,566	34,566	—	—	—
Separate account liabilities	—	9,286,022	—	—	—	9,286,022
Total financial liabilities	$ 1,301,261	$ 10,591,006	$ 34,566	$ —	$ 1,266,695	$ 9,286,022

36

NOTE 3 - INVESTMENTS, (continued)

December 31, 2021
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,092,805	$ 10,330,856	$ —	$ 8,119,665	$ 2,973,140	$ —
Preferred stocks	11,325	10,273	—	11,325	—	—
Common stocks	467,386	467,386	452,545	14,841	—	—
Mortgage loans	2,338,215	2,226,042	—	—	2,338,215	—
Cash, cash equivalents and short-term
investments	186,574	186,574	186,574	—	—	—
Loans on insurance contracts	693,190	545,818	—	—	693,190	—
Other investments	405,729	391,433	192,652	142,081	70,996	—
Investment income due and accrued	118,569	118,569	118,569	—	—	—
Separate account assets	—	11,996,727	—	—	—	11,996,727
Total financial assets	$ 15,313,793	$ 26,273,678	$ 950,340	$ 8,287,912	$ 6,075,541	$ 11,996,727

Liabilities:
Deposit-type funds	$ 990,510	$ 990,510	$ —	$ —	$ 990,510	$ —
Borrowings	3,840	3,989	—	—	3,840	—
Derivative liabilities	116,326	116,326	116,099	227	—	—
Separate account liabilities	—	11,996,727	—	—	—	11,996,727
Total financial liabilities	$ 1,110,676	$ 13,107,552	$ 116,099	$ 227	$ 994,350	$ 11,996,727

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

37

NOTE 3 - INVESTMENTS, (continued)

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

38

NOTE 4 - INCOME TAXES, (continued)

The components of the net deferred tax asset/(liability) as of December 31, 2022 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 270,909	$ 2,554	$ 273,463
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	270,909	2,554	273,463
Deferred tax assets non-admitted	81,820	—	81,820
Subtotal net admitted deferred tax assets	189,089	2,554	191,643
Deferred tax liabilities	39,067	55,814	94,881
Net admitted deferred tax assets/(liability)	$ 150,022	$ (53,260)	$ 96,762

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2022 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,046
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 92,327	$ 2,554	$ 94,881
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 189,089	$ 2,554	$ 191,643

The components of the net deferred tax asset/(liability) as of December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 248,631	$ 2,861	$ 251,492
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	248,631	2,861	251,492
Deferred tax assets non-admitted	44,951	—	44,951
Subtotal net admitted deferred tax assets	203,680	2,861	206,541
Deferred tax liabilities	41,680	76,517	118,197
Net admitted deferred tax assets/(net deferred tax liability)	$ 162,000	$ (73,656)	$ 88,344
39

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2021 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 88,344	$ —	$ 88,344
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 88,344	$ —	$ 88,344
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 283,023
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 115,336	$ 2,861	$ 118,197
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 203,680	$ 2,861	$ 206,541

The changes in the components of the net deferred tax asset/(liability) from December 31, 2021 to December 31, 2022 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 22,278	$ (307)	$ 21,971
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	22,278	(307)	21,971
Deferred tax assets non-admitted	36,869	—	36,869
Subtotal net admitted deferred tax assets	(14,591)	(307)	(14,898)
Deferred tax liabilities	(2,613)	(20,703)	(23,316)
Net admitted deferred tax assets/(net deferred tax liability)	$ (11,978)	$ 20,396	$ 8,418

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	8,418	—	8,418
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	8,418	—	8,418
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	(12,977)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	(23,009)	(307)	(23,316)
Deferred tax assets admitted as the result of application
of NAIC SAP	$ (14,591)	$ (307)	$ (14,898)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

40

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2022	2021
Ratio percentage used to determine recovery period and
threshold limitation above	900%	914%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,800,304	$ 1,886,819

There were no tax planning strategies utilized as of December 31, 2022 or 2021.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2022	2021	2020
Federal	$ (143)	$ 17,359	$ 19,600
Federal income tax on net capital gains	6,550	9,319	7,365
Federal income tax incurred	$ 6,407	$ 26,678	$ 26,965

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2022	2021	2020	from 2021	from 2020
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 158	$ 172	$ 167	$ (14)	$ 5
Unearned premium reserve	518	515	430	3	85
Policyholder reserves	100,279	93,859	89,735	6,420	4,124
Investments	10,596	10,124	7,521	472	2,603
Deferred acquisition costs	82,402	75,319	70,032	7,083	5,287
Policyholder dividends accrual	1,154	1,328	1,548	(174)	(220)
Fixed assets	6	1	5	5	(4)
Compensation and benefits accrual	25,224	30,390	29,239	(5,166)	1,151
Receivables - non-admitted	20,859	16,556	14,571	4,303	1,985
Net operating loss carry-forward	242	260	277	(18)	(17)
Intangible amortization	15,446	10,159	11,216	5,287	(1,057)
Other (including items <5% of total
ordinary tax assets)	14,025	9,948	9,566	4,077	382
Subtotal	270,909	248,631	234,307	22,278	14,324
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	81,820	44,951	64,592	36,869	(19,641)
Admitted ordinary deferred tax assets	$ 189,089	$ 203,680	$ 169,715	$ (14,591)	$ 33,965

41

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2022	2021	2020	from 2021	from 2020
Capital
Investments	$ 452	$ 476	$ 1,469	$ (24)	$ (993)
Real Estate	1,994	2,102	1,938	(108)	164
Other (including items <5% of total
ordinary tax assets)	108	283	444	(175)	(161)
Subtotal	2,554	2,861	3,851	(307)	(990)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	2,554	2,861	3,851	(307)	(990)
Admitted deferred tax assets	$ 191,643	$ 206,541	$ 173,566	$ (14,898)	$ 32,975

Deferred tax liabilities:
Ordinary
Investments	$ 2,432	$ 1,617	$ 3,014	$ 815	$ (1,397)
Fixed assets	2,285	2,486	2,925	(201)	(439)
Deferred and uncollected premium	17,433	17,778	17,793	(345)	(15)
Policyholder reserves	10,254	13,452	17,038	(3,198)	(3,586)
Unearned commissions	6,520	6,204	3,699	316	2,505
Other (including items <5% of total
ordinary tax liabilities)	143	143	144	—	(1)
Subtotal	$ 39,067	$ 41,680	$ 44,613	$ (2,613)	$ (2,933)

Capital
Investments	$ 55,091	$ 75,747	$ 46,050	$ (20,656)	$ 29,697
Real estate	723	770	291	(47)	479
Subtotal	$ 55,814	$ 76,517	$ 46,341	$ (20,703)	$ 30,176

Deferred tax liabilities	$ 94,881	$ 118,197	$ 90,954	$ (23,316)	$ 27,243

Net deferred tax assets	$ 96,762	$ 88,344	$ 82,612	$ 8,418	$ 5,732

The change in the net admitted deferred tax assets was $8,418, $5,732 and $10,970 for the years ended December 31, 2022, 2021 and 2020, respectively. The change in non-admitted deferred tax assets of $36,869, $(19,641) and $3,625 was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2022, 2021 and 2020, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

42

NOTE 4 - INCOME TAXES, (continued)

	2021	2020	Change
Total gross deferred tax assets	$ 251,492	$ 238,158	$ 13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$ 133,295	$ 147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$ 17,156

	2020	2019	Change
Total gross deferred tax assets	$ 238,158	$ 217,029	$ 21,129
Total deferred tax liabilities	90,954	84,420	6,534
Net deferred tax asset	$ 147,204	$ 132,609	14,595
Tax effect of change in unrealized gains and pension liability			3,728
Calvert deferred tax asset from dissolution			(651)
Change in net deferred income tax			$ 17,672

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Net gain from operations before income taxes	$ 83,546	$ 106,544	$ 67,641
Net realized capital gains before income taxes	31,471	26,620	38,066
Deferred reinsurance loss, net	(3,377)	(2,832)	(3,643)
Change in reserve on account of change in valuation basis	—	—	5,820
Change in pension liability	—	117	—
Change in unauthorized reinsurance	12	(12)	—
Total pre-tax statutory income	111,652	130,437	107,884
Change in non-admitted assets	(20,491)	(9,453)	(4,868)
IMR amortization	(9,977)	(9,487)	(8,861)
Affordable Care Act assessment	—	—	14,556
Tax-exempt income	(25,308)	(28,681)	(22,785)
Subsidiary conversion to single member LLC	—	—	(7,014)
Dissolution of subsidiary	(35,134)	—	(2,994)
Non-deductible expense	3,001	2,730	2,691
Other	4,006	1,202	2,368
Subtotal	27,749	86,748	80,977
Statutory tax rate	0.21	0.21	0.21
Subtotal	5,827	18,217	17,005
Tax credits	(11,364)	(8,695)	(7,712)
Total statutory income taxes	$ (5,537)	$ 9,522	$ 9,293

Federal and foreign income tax incurred	$ 6,407	$ 26,678	$ 26,965
Change in deferred income tax	(11,944)	(17,156)	(17,672)
Total statutory income taxes	$ (5,537)	$ 9,522	$ 9,293

The Company has no foreign tax credit carryovers to subsequent years.

43

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2022, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net operating loss	$ 1,155	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $1,786, $31,452, $18,002 for the tax years 2022, 2021, 2020, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company

Ameritas Investment Partners, Inc.

Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2021, the Company received a return of capital of $1,700 from its wholly-owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

In 2020, the Company made a capital contribution of $7,550 to its wholly-owned subsidiary, AIC.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $22,281, $26,047 and $24,766 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2022 and 2021, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2022	2021
Ameritas Holding Company	$ (18,898)	$ (3,927)
Ameritas Life Insurance Corp. of New York	3,033	1,837
Ameritas Investment Company, LLC	375	580
Ameritas Investment Partners, Inc.	55	1,072
Ameritas Advisory Services, LLC	446	685
Dental Select	2,369	(60)
BlueStar Retirement Services, LLC	—	242
Total	$ (12,620)	$ 429

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been an increase of $3,009 for the year ended December 31, 2022 and decreases of $2,455 and $32,957 for the years ended December 31, 2021 and 2020, respectively.

44

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $19,631, $18,434 and $16,484 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2022 and 2021.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2022	2021	2020
Benefit obligation at beginning of year	$ 44,138	$ 49,302	$ 46,603
Service cost	—	35	38
Interest cost	1,082	966	1,437
Actuarial gain (loss)	(6,145)	(1,458)	4,781
Benefits paid	(4,710)	(4,707)	(4,734)
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	—	1,177
Benefit obligation at end of year	$ 34,365	$ 44,138	$ 49,302

	Pension Benefits
	2022	2021	2020
Fair value of plan assets at beginning of year	$ —	$ —	$ —
Reporting entity contribution	4,710	4,707	4,734
Benefits paid	(4,710)	(4,707)	(4,734)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2022	2021	2020
Components:
Accrued benefit costs	$ 36,953	$ 40,739	$ 44,372
Liability (asset) for pension benefits	(2,588)	3,399	4,930
Assets and liabilities recognized:
Liabilities recognized	34,365	44,138	49,302
Unrecognized liabilities (assets)	(2,588)	3,399	4,930

45

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2022	2021	2020
Service cost	$ —	$ 35	$ 38
Interest cost	1,082	966	1,437
Amount of recognized (gains) losses	(158)	74	4,625
Total net periodic benefit cost	$ 924	$ 1,075	$ 6,100

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2022	2021	2020
Items not yet recognized as a component of net periodic cost - prior year	$ 3,399	$ 4,930	$ 4,657
Net gain (loss) arising during the period	(6,145)	(1,457)	4,781
Net gain (loss) recognized	158	(74)	(4,508)
Items not yet recognized as a component of net
periodic cost - current year	$ (2,588)	$ 3,399	$ 4,930

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2022	2021	2020
Net recognized gains (losses)	$ (2,588)	$ 3,399	$ 4,930

The weighted-average assumptions are as follows:

	Pension Benefits
	2022	2021	2020
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	2.14%	2.98%	3.14%
Rate of compensation increase	1.81%	1.79%	1.77%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	3.08%	2.14%	2.98%
Rate of compensation increase	N/A	1.81%	1.79%

Future expected pension benefit payments are as follows:

Year	Amount
2023	$ 4,318
2024	$ 3,871
2025	$ 3,756
2026	$ 3,638
2027	$ 3,518
2028-2032	$ 15,727

46

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2022	2021
Accumulated benefit obligation	$ 34,365	$ 44,138
Projected benefit obligation (PBO)	$ 34,365	$ 44,138
Funded status (PBO - Plan assets)	$ 34,365	$ 44,138

Unrecognized items:
Unrecognized (gains) losses, net of tax	$ (2,045)	$ 2,685
Total unrecognized items, net of tax	$ (2,045)	$ 2,685

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. There were no expenses recognized for the Plan funding.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2022, 2021 and 2020.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $16,954, $15,013 and $14,717 in 2022, 2021 and 2020, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $189,706 in dividends in 2023, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2022, 2021 and 2020.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2022	2021	2020
Unrealized capital gains, net of taxes	$ 36,786	$ 171,082	$ 23,160
Non-admitted asset values	(181,150)	(123,789)	(133,978)
Asset valuation reserve	(264,477)	(295,155)	(251,837)
47

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2022, 2021 and 2020 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,967 and $49,958 at December 31, 2022 and 2021, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2022 is $106,566. There has been not been any principal paid during the life of the Notes as of December 31, 2022. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash of $50,000 was received upon issuance and was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2022 and 2021, the Company had outstanding agreements to fund mortgages totaling $19,249 and $86,932, respectively. In addition at December 31, 2022 and 2021, the Company has committed to invest $479,213 and $332,803, respectively, in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2022 and 2021, the Company had FHLB lines of credit available up to $100,821 and $433,142, respectively, if an immediate liquidity need would arise. The Company had outstanding balances of $95,000 as of December 31, 2022, related to these lines of credit with no outstanding balances as of December 31, 2021.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2022, 2021 and 2020, the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $3,519 and $3,664 at December 31, 2022 and 2021, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2022 and 2021, the Company had a related receivable of $2,591 and $2,710, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

48

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2022 and 2021 are as follows:

	2022	2021
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 5,102	$ 6,320
Decreases during the year
Premium tax offset applied	(1,062)	(1,065)
Charge off of estimated premium tax offset	(136)	(318)
	(1,198)	(1,383)
Increases during the year
Assessments paid	275	165
	275	165
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 4,179	$ 5,102

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2022 and 2021 are summarized below. The discount rate applied was 3.0% for December 31, 2022 and 2021.

December 31, 2022
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$ 7,325	$ 3,047	$ 5,147	$ 2,117

	December 31, 2022
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

December 31, 2021
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$ 7,567	$ 3,288	$ 5,389	$ 2,360

	December 31, 2021
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

49

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2022 and 2021.

Uncollectibility of Assets

The Company had admitted assets of $14,217 and $13,187 at December 31, 2022 and 2021, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

2022
Gross reimbursement for medical cost incurred	$ 183,245
Other income or expenses (including interest paid to or received from plans)	17,282
Gross expenses incurred (claims and administrative)	200,527

Net gain from operations	$ 3,587

50

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS , (continued)

Subsequent to the issuance of the December 31, 2021 financial statements, management identified errors in accounting and reporting due to misapplication of accounting principles related to uninsured accident and health plans. As a result, information related to administrative services only (ASO) uninsured plans was disclosed when the Company did not administer plans that meet the definition of ASO plans, in the amounts shown below. Further, for ASC plans, the Company understated gross reimbursement for medical cost incurred, other income or expenses (including interest paid to or received from plans), gross expenses incurred (claims and administrative), and the resulting net gain (loss) from operations by the amounts presented below, by presenting such amounts on a net basis for years ended:

ASO Plans
	2021			2020
	As Previously Reported	Correction of Error	As Restated	As Previously Reported	Correction of Error	As Restated
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$ (829)	$ 829	$ —	$ (1,393)	$ 1,393	$ —
Net gain (loss) from operations	$ (829)	$ 829	$ —	$ (1,393)	$ 1,393	$ —

Total claim payment volume	$ 180,138	$ (180,138)	$ —	$ 180,138	$ (180,138)	$ —

ASC Plans
	2021			2020
	As Previously Reported	Correction of Error	As Restated	As Previously Reported	Correction of Error	As Restated
Gross reimbursements for medical cost incurred	$ 28,857	$ 151,281	$ 180,138	$ 28,226	$ 124,719	$ 152,945
Other income or expenses (including interest paid or received from plans)	8,595	7,119	15,714	7,462	7,179	14,641
Gross expenses incurred (claims and administrative)	27,262	168,590	195,852	24,297	143,288	167,585
Net gain (loss) from operations	$ 10,190	$ (6,530)	$ 3,660	$ 11,391	$ (7,526)	$ 3,865

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,229, $3,166 and $4,737 in 2022, 2021 and 2020, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $23, $33, and $621 in 2022, 2021 and 2020, respectively.

51

NOTE 10 - LEASES , (continued)

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2022:

Calendar Year	Amount
2023	$ 2,694
2024	2,065
2025	1,454
2026	1,321
2027 and thereafter	2,563
Total	$ 10,097

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC administers ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered by DXC was $169,606, $267,540 and $271,184 for the years ended December 31, 2022, 2021 and 2020, respectively. The Company had a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered by AMBA of $107,487 and $96,425 for the years ended December 31, 2022 and 2020, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $422,300, $504,670 and $518,344 for the years ended December 31, 2022, 2021 and 2020, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $136,104 and $124,467 and cash of $1,534 and $2,136 at December 31, 2022 and 2021, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2022 and through March 30, 2023, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a loss is likely for ceded business. The Company recorded a contingency liability of $12,043 and $14,613 at December 31, 2022 and 2021, respectively, on the Balance Sheets - Statutory Basis. The Company also adjusted its other reinsurance receivables included in other admitted assets and reserve for unpaid claims in the Balance Sheets - Statutory Basis due to our analysis of collectability. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

52

NOTE 14 - REINSURANCE , (continued)

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2022	2021	2020
Assumed	$ 107,822	$ 109,582	$ 109,062
Ceded	(228,462)	(267,198)	(252,021)
Reinsurance premiums, net	$ (120,640)	$ (157,616)	$ (142,959)

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2022, 2021 and 2020.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Amortization of $3,377 and $2,832, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2022 and 2021, respectively.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2022 and 2021, invested assets of $989,028 and $1,117,422, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.9% and 4.1% of the Company’s admitted assets at December 31, 2022 and 2021, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

53

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2022	2021	2020
Total reserve for unpaid claims at January 1	$ 345,354	$ 316,765	$ 284,339
Less reinsurance assumed	(18,121)	(18,267)	(17,354)
Plus reinsurance ceded	189,189	172,907	151,501
Direct balance	516,422	471,405	418,486

Incurred related to:
Current year	793,236	777,744	618,972
Prior year	(13,600)	2,986	13,035
Total incurred	779,636	780,730	632,007

Paid related to:
Current year	664,184	645,529	495,754
Prior year	98,358	90,184	83,334
Total paid	762,542	735,713	579,088

Direct balance	533,516	516,422	471,405
Plus reinsurance assumed	16,244	18,121	18,267
Less reinsurance ceded	(192,807)	(189,189)	(172,907)
Total reserve for unpaid claims at December 31	$ 356,953	$ 345,354	$ 316,765

As a result of favorable/(unfavorable) settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses (decreased)/increased by $(13,600), $2,986, and $13,035 for the years ended December 31, 2022, 2021, and 2020, respectively. During 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products. During 2021 and 2020, unfavorable claim runout for disability products was partially offset by favorable claim runout for group dental products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2022.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2022	2021	2020
Paid assumed reinsurance claims	$ 79,612	$ 81,375	$ 67,813
Incurred assumed reinsurance claims	$ 77,734	$ 81,229	$ 68,726

Paid ceded reinsurance claims	$ 31,761	$ 29,287	$ 24,203
Incurred ceded reinsurance claims	$ 35,379	$ 45,569	$ 45,609

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

54

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2022 and 2021, respectively, the Company had $2,386,878 and $3,427,643 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $27,272 and $28,240 at December 31, 2022 and 2021, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	1,859,173	—	1,859,173	28.2%
At fair value	—	2,149,930	2,149,930	32.6%
Total with adjustment or at fair value	1,859,173	2,149,930	4,009,103	60.8%
At book value without adjustment
(minimal or no charge)	2,109,395	—	2,109,395	32.0%
Not subject to discretionary withdrawal	469,653	—	469,653	7.2%
Total gross	4,438,221	2,149,930	6,588,151	100.0%
Reinsurance ceded	356,957	—	356,957
Total individual annuity reserves	$ 4,081,264	$ 2,149,930	$ 6,231,194
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 188,797	$ —	$ 188,797

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,048,387	$ —	$ 1,048,387	14.9%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	5,825,347	5,825,347	82.8%
Total with adjustment or at fair value	1,048,387	5,825,347	6,873,734	97.7%
At book value without adjustment
(minimal or no charge)	123,819	—	123,819	1.8%
Not subject to discretionary withdrawal	34,966	—	34,966	0.5%
Total gross	1,207,172	5,825,347	7,032,519	100.0%
Reinsurance ceded	8,702	—	8,702
Total group annuity reserves	$ 1,198,470	$ 5,825,347	$ 7,023,817
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

55

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 215,985	$ —	$ 215,985	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	373,612	373,612	24.2%
Total with adjustment or at fair value	215,985	373,612	589,597	38.2%
At book value without adjustment
(minimal or no charge)	239,630	—	239,630	15.5%
Not subject to discretionary withdrawal	715,673	—	715,673	46.3%
Total gross	1,171,288	373,612	1,544,900	100.0%
Reinsurance ceded	432	—	432
Total deposit-type funds	$ 1,170,856	$ 373,612	$ 1,544,468
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,450,590	$ 8,348,889	$ 14,799,479

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	1,632,630	—	1,632,630	23.6%
At fair value	—	2,823,648	2,823,648	40.8%
Total with adjustment or at fair value	1,632,630	2,823,648	4,456,278	64.4%
At book value without adjustment
(minimal or no charge)	2,097,258	—	2,097,258	30.3%
Not subject to discretionary withdrawal	368,460	—	368,460	5.3%
Total gross	4,098,348	2,823,648	6,921,996	100.0%
Reinsurance ceded	272,328	—	272,328
Total individual annuity reserves	$ 3,826,020	$ 2,823,648	$ 6,649,668
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 160,832	$ —	$ 160,832

56

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,030,790	$ —	$ 1,030,790	12.0%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	7,371,957	7,371,957	86.0%
Total with adjustment or at fair value	1,030,790	7,371,957	8,402,747	98.0%
At book value without adjustment
(minimal or no charge)	130,039	—	130,039	1.5%
Not subject to discretionary withdrawal	38,335	—	38,335	0.5%
Total gross	1,199,164	7,371,957	8,571,121	100.0%
Reinsurance ceded	9,840	—	9,840
Total group annuity reserves	$ 1,189,324	$ 7,371,957	$ 8,561,281
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 220,205	$ —	$ 220,205	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	587,451	587,451	37.2%
Total with adjustment or at fair value	220,205	587,451	807,656	51.2%
At book value without adjustment
(minimal or no charge)	255,287	—	255,287	16.2%
Not subject to discretionary withdrawal	515,442	—	515,442	32.6%
Total gross	990,934	587,451	1,578,385	100.0%
Reinsurance ceded	424	—	424
Total deposit-type funds	$ 990,510	$ 587,451	$ 1,577,961
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,005,854	$ 10,783,056	$ 16,788,910

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NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2022	2021
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 5,257,699	$ 4,994,138
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	22,035	21,206
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,170,856	990,510
	6,450,590	6,005,854
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	7,975,277	10,195,605
Exhibit 4, Line 9, Column 1	373,612	587,451
Total	$ 14,799,479	$ 16,788,910

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2022
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,070,838	$ 1,070,386	$ 1,076,419	$ —	$ —	$ —
Universal life with secondary guarantees	753,257	631,387	1,232,632	—	—	—
Indexed universal life	13,971	13,964	14,091	—	—	—
Indexed universal life with secondary guarantees	1,091,925	900,498	960,006	—	—	—
Other permanent cash value life insurance	—	1,605,159	2,742,781	—	—	—
Variable universal life	146,649	1,060,788	157,522	922,149	—	919,743
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	505,067	XXX	XXX	—
Accidental death benefits	XXX	XXX	312	XXX	XXX	—
Disability - active lives	XXX	XXX	32,238	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,493	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	27,773	XXX	XXX	—
Total gross	3,076,640	5,282,182	6,773,334	922,149	—	919,743
Reinsurance ceded	—	—	614,353	—	—	—
Total life reserves	$ 3,076,640	$ 5,282,182	$ 6,158,981	$ 922,149	$ —	$ 919,743

	2021
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,104,614	$ 1,104,077	$ 1,110,275	$ —	$ —	$ —
Universal life with secondary guarantees	754,886	624,483	1,201,317	—	—	—
Indexed universal life	14,132	14,124	14,203	—	—	—
Indexed universal life with secondary guarantees	889,324	725,223	796,088	—	—	—
Other permanent cash value life insurance	—	1,510,716	2,682,080	—	—	—
Variable universal life	142,289	1,327,907	151,820	1,194,339	—	1,191,320
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	529,869	XXX	XXX	—
Accidental death benefits	XXX	XXX	322	XXX	XXX	—
Disability - active lives	XXX	XXX	30,350	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,807	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	28,782	XXX	XXX	—
Total gross	2,905,245	5,306,530	6,569,913	1,194,339	—	1,191,320
Reinsurance ceded	—	—	634,344	—	—	—
Total life reserves	$ 2,905,245	$ 5,306,530	$ 5,935,569	$ 1,194,339	$ —	$ 1,191,320

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2022	2021
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,100,454	$ 5,878,162
Exhibit 5, Accidental Death Benefits Section, Total (net)	296	305
Exhibit 5, Disability - Active Lives Section, Total (net)	16,091	14,229
Exhibit 5, Disability - Disabled Lives Section, Total (net)	16,285	16,769
Exhibit 5, Miscellaneous Reserves Section, Total (net)	25,855	26,104
	6,158,981	5,935,569
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	919,743	1,191,320
	919,743	1,191,320
Total	$ 7,078,724	$ 7,126,889

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2022		2021
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 4,852	$ (118)	$ 5,425	$ 342
Ordinary renewal	47,139	59,327	40,186	56,091
Group life	1	1	1	1
Total	$ 51,992	$ 59,210	$ 45,612	$ 56,434

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2022, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2022 and 2021, the Company’s Separate Accounts included legally insulated assets of $9,286,022 and $11,996,727, respectively.

The Company does not engage in securities lending transactions within the separate account.

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NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2022	2021	2020
For the year ended December 31:
Premiums, considerations or deposits	$ 1,071,230	$ 1,281,793	$ 1,083,406
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 9,268,632	$ 11,974,376

Reserves subject to discretionary withdrawal:
At fair value	$ 9,268,632	$ 11,974,376
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 9,268,632	$ 11,974,376

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2022	2021	2020
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 1,029,159	$ 1,228,829	$ 1,021,476
Transfers from the separate accounts	(1,392,531)	(1,700,163)	(1,620,718)
Net transfers from the separate accounts	(363,372)	(471,334)	(599,242)
Reconciling adjustments:
Deposit-type contracts assumption reinsurance	—	(1)	—
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (363,372)	$ (471,335)	$ (599,242)

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

At December 31, 2022, the Company recorded charges for impairments related to a ceded reinsurer under rehabilitation. Certain reclassifications have been made to these financial statements from those filed with the Department and the audited financial statements as follows. There was no impact to Total Liabilities, Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Reserves for life, accident and health policies	$ 11,892,411	$ 10,948	$ 11,903,359
Other liabilities	443,580	(10,948)	432,632

Change in reserves for life, accident and health policies	515,871	(2,518)	513,353
General insurance expenses	520,590	2,518	523,108

During 2022, the Company recorded an adjustment for policy loan income related to an assumption agreement. Certain reclassifications have been made to these financial statements from those filed with the Department and the audited financial statements as follows. There was no impact to Total Premiums and Other Revenue or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Net investment income (including amortization of interest maintenance reserve)	$ 501,104	$ 12,843	$ 513,947
Miscellaneous income *	60,711	(12,843)	47,868

* Reflected on line 8.3 Aggregate write-ins for miscellaneous income in financial statements filed with the Department

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